File No. 333-120600
                                                              File No. 811-21613
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [ ]
                     Pre-Effective Amendment No.                       [ ]
                                                 ----------
                     Post-Effective Amendment No.    4                 [X]
                                                 ----------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [ ]
                                 Amendment No.       9                 [X]
                                                 ----------

                        (Check appropriate box or boxes)

                           VARIABLE ANNUITY ACCOUNT B
                                 (SECUREDESIGNS)
                           (Exact Name of Registrant)

      First Security Benefit Life Insurance and Annuity Company of New York
                               (Name of Depositor)

          70 West Red Oak Lane, 4th Floor, White Plains, New York 10604
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 1-800-355-4570

                      Amy J. Lee, Associate General Counsel
      First Security Benefit Life Insurance and Annuity Company of New York
                One Security Benefit Place, Topeka, KS 66636-0001
                     (Name and address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective:

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485
[X]   on May 1, 2008, pursuant to paragraph (b) of Rule 485
[ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]   on May 1, 2008, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                                           FIRST SECURITY BENEFIT LIFE INSURANCE
                                            AND ANNUITY COMPANY OF NEW YORK (SM)


PROSPECTUS
SECUREDESIGNS(R)  VARIABLE ANNUITY

May 1, 2008


                                                               Important Privacy
                                                                 Notice Included
                                                                  See Back Cover

6959 (R5-08)                                                         32-69594-00

--------------------------------------------------------------------------------
                       SECUREDESIGNS(R) VARIABLE ANNUITY
                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT


             ISSUED BY:                            MAILING ADDRESS:
FIRST SECURITY BENEFIT LIFE INSURANCE   FIRST SECURITY BENEFIT LIFE INSURANCE
AND ANNUITY COMPANY OF NEW YORK         AND ANNUITY COMPANY OF NEW YORK
70 WEST RED OAK LANE, 4TH FLOOR         P.O. BOX 750497
WHITE PLAINS, NY 10604                  TOPEKA, KANSAS 66675-0497
1-800-355-4570                          1-800-888-2461
--------------------------------------------------------------------------------

     This Prospectus describes a flexible purchase payment deferred variable annuity contract (the "Contract") offered by First Security Benefit Life Insurance and Annuity Company of New York (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

     You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account B, or to the Fixed Account. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:

-  AIM V.I. Basic Value                  -  MFS(R) VIT Utilities                  -  Rydex VT Essential Portfolio
-  AIM V.I. Capital Development          -  Mutual Discovery Securities              Moderate
-  AIM V.I. Global Health Care           -  Neuberger Berman AMT                  -  Rydex VT Hedged Equity
-  AIM V.I. Global Real Estate              Socially Responsive                   -  Rydex VT International Rotation
-  AIM V.I. International Growth         -  Oppenheimer Core Bond Fund/VA         -  Rydex VT Multi-Cap Core Equity
-  AIM V.I. Mid Cap Core Equity          -  Oppenheimer Main                      -  Rydex VT Sector Rotation
-  American Century VP Mid Cap Value        Street Small Cap(R)/VA                -  SBL Alpha Opportunity
-  American Century VP Ultra(R)          -  PIMCO VIT All Asset                   -  SBL Diversified Income
-  American Century VP Value             -  PIMCO VIT Commodity-RealReturn        -  SBL Enhanced Index
-  Dent Strategic Portfolio                 Strategy                              -  SBL Equity
-  Dreyfus IP Technology Growth          -  PIMCO VIT Emerging Markets Bond       -  SBL Equity Income
-  Dreyfus VIF International Value       -  PIMCO VIT Foreign Bond                -  SBL Global
-  Franklin Income Securities               (U.S. Dollar-Hedged)                  -  SBL High Yield
-  Franklin Small Cap Value Securities   -  PIMCO VIT Low Duration                -  SBL Large Cap Value
-  Franklin Templeton VIP Founding       -  PIMCO VIT Real Return                 -  SBL Managed Asset Allocation
   Funds Allocation                      -  PIMCO VIT Small Cap                   -  SBL Mid Cap Growth
-  Janus Aspen INTECH                       StocksPLUS(R) TR                      -  SBL Mid Cap Value
   Risk-Managed Core                     -  Royce Micro-Cap                       -  SBL Money Market
-  Janus Aspen Large Cap Growth          -  RVT CLS AdvisorOne Amerigo            -  SBL Select 25
-  Janus Aspen Mid Cap Growth            -  RVT CLS AdvisorOne Clermont           -  SBL Small Cap Growth
-  Legg Mason Partners Variable          -  Rydex VT Absolute Return Strategies   -  SBL Small Cap Value
   Aggressive Growth                     -  Rydex VT Alternative Strategies       -  Van Kampen LIT Comstock
-  Legg Mason Partners Variable             Allocation                            -  Van Kampen LIT Government
   Global High Yield Bond                -  Rydex VT Essential Portfolio          -  Van Kampen UIF Emerging
-  Legg Mason Partners Variable             Aggressive                               Markets Equity
   Small Cap Growth                      -  Rydex VT Essential Portfolio          -  Van Kampen UIF Equity and Income
-  MFS(R) VIT Research International        Conservative
-  MFS(R) VIT Total Return

--------------------------------------------------------------------------------
     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS. YOU SHOULD READ THE PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

     EXPENSES FOR THIS CONTRACT, IF PURCHASED WITH AN EXTRA CREDIT RIDER, MAY BE HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT THE EXTRA CREDIT RIDER. THE AMOUNT OF CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

     THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2008
--------------------------------------------------------------------------------
                   Protected by U.S. Patent No. 7,251,623 B1
--------------------------------------------------------------------------------

6959 (R5-08)                                                         32-69594-00

     Amounts that you allocate to the Subaccounts under the Contract will vary based on investment performance of the Subaccounts. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.

     Amounts that you allocate to the Fixed Account earn interest at rates that are paid by the Company as described in "The Fixed Account." Contract Value allocated to the Fixed Account is guaranteed by the Company, subject to its financial strength and claims-paying ability.

     When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

     This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2008, which has been filed with the Securities and Exchange Commission ("SEC"), contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge, by writing the Company at P.O. Box 750497, Topeka, KS, 66675-0497 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 56 of this Prospectus.

     The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

                               TABLE OF CONTENTS

                                                                         Page
DEFINITIONS                                                                 4
SUMMARY                                                                     5
  Purpose of the Contract . . . . . . . . . . . . . . . . . . . . . . .     5
  The Separate Account and the Funds. . . . . . . . . . . . . . . . . .     5
  Fixed Account . . . . . . . . . . . . . . . . . . . . . . . . . . . .     5
  Purchase Payments . . . . . . . . . . . . . . . . . . . . . . . . . .     5
  Contract Benefits . . . . . . . . . . . . . . . . . . . . . . . . . .     6
  Optional Riders . . . . . . . . . . . . . . . . . . . . . . . . . . .     6
  Free-Look Right . . . . . . . . . . . . . . . . . . . . . . . . . . .     6
  Charges and Deductions. . . . . . . . . . . . . . . . . . . . . . . .     6
  Tax-Free Exchanges. . . . . . . . . . . . . . . . . . . . . . . . . .     8
  Contacting the Company. . . . . . . . . . . . . . . . . . . . . . . .     8
EXPENSE TABLE . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     9
  Contract Owner Transaction Expenses . . . . . . . . . . . . . . . . .     9
  Periodic Expenses . . . . . . . . . . . . . . . . . . . . . . . . . .     9
  Optional Rider Expenses . . . . . . . . . . . . . . . . . . . . . . .    10
  Example . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    10
CONDENSED FINANCIAL INFORMATION . . . . . . . . . . . . . . . . . . . .    11
INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS. . .    18
  First Security Benefit Life Insurance and Annuity Company of New York    18
  Published Ratings . . . . . . . . . . . . . . . . . . . . . . . . . .    18
  Separate Account. . . . . . . . . . . . . . . . . . . . . . . . . . .    19
  Underlying Funds. . . . . . . . . . . . . . . . . . . . . . . . . . .    19
THE CONTRACT. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    21
  General . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    21
  Application for a Contract. . . . . . . . . . . . . . . . . . . . . .    21
  Optional Riders . . . . . . . . . . . . . . . . . . . . . . . . . . .    21
  Guaranteed Minimum Income Benefit . . . . . . . . . . . . . . . . . .    21
  Annual Stepped Up Death Benefit . . . . . . . . . . . . . . . . . . .    22
  Guaranteed Minimum Withdrawal Benefit . . . . . . . . . . . . . . . .    22
  Extra Credit. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    23
  Alternate Withdrawal Charge . . . . . . . . . . . . . . . . . . . . .    24
  Purchase Payments . . . . . . . . . . . . . . . . . . . . . . . . . .    25
  Allocation of Purchase Payments . . . . . . . . . . . . . . . . . . .    25
  Bonus Credit. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    25
  Dollar Cost Averaging Option. . . . . . . . . . . . . . . . . . . . .    26
  Asset Reallocation Option . . . . . . . . . . . . . . . . . . . . . .    26
  Transfers of Contract Value . . . . . . . . . . . . . . . . . . . . .    27
  Contract Value. . . . . . . . . . . . . . . . . . . . . . . . . . . .    30
  Determination of Contract Value . . . . . . . . . . . . . . . . . . .    30
  Cut-Off Times . . . . . . . . . . . . . . . . . . . . . . . . . . . .    31
  Full and Partial Withdrawals. . . . . . . . . . . . . . . . . . . . .    31
  Systematic Withdrawals. . . . . . . . . . . . . . . . . . . . . . . .    32
  Free-Look Right . . . . . . . . . . . . . . . . . . . . . . . . . . .    32
  Death Benefit . . . . . . . . . . . . . . . . . . . . . . . . . . . .    32
  Distribution Requirements . . . . . . . . . . . . . . . . . . . . . .    33
  Death of the Annuitant. . . . . . . . . . . . . . . . . . . . . . . .    33
CHARGES AND DEDUCTIONS. . . . . . . . . . . . . . . . . . . . . . . . .    33
  Contingent Deferred Sales Charge. . . . . . . . . . . . . . . . . . .    33
  Mortality and Expense Risk Charge . . . . . . . . . . . . . . . . . .    34
  Administration Charge . . . . . . . . . . . . . . . . . . . . . . . .    35
  Account Administration Charge . . . . . . . . . . . . . . . . . . . .    35
  Premium Tax Charge. . . . . . . . . . . . . . . . . . . . . . . . . .    35
  Loan Interest Charge. . . . . . . . . . . . . . . . . . . . . . . . .    35
  Other Charges . . . . . . . . . . . . . . . . . . . . . . . . . . . .    35
  Variations in Charges . . . . . . . . . . . . . . . . . . . . . . . .    35
  Optional Rider Charges. . . . . . . . . . . . . . . . . . . . . . . .    36
  Guarantee of Certain Charges. . . . . . . . . . . . . . . . . . . . .    36
  Underlying Fund Expenses. . . . . . . . . . . . . . . . . . . . . . .    36
ANNUITY PERIOD. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    36
  General . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    37
  Annuity Options . . . . . . . . . . . . . . . . . . . . . . . . . . .    38
  Selection of an Option. . . . . . . . . . . . . . . . . . . . . . . .    39
THE FIXED ACCOUNT . . . . . . . . . . . . . . . . . . . . . . . . . . .    39
  Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    40
  Death Benefit . . . . . . . . . . . . . . . . . . . . . . . . . . . .    40
  Contract Charges. . . . . . . . . . . . . . . . . . . . . . . . . . .    40
  Transfers and Withdrawals from the Fixed Account. . . . . . . . . . .    40
  Payments from the Fixed Account . . . . . . . . . . . . . . . . . . .    40
MORE ABOUT THE CONTRACT . . . . . . . . . . . . . . . . . . . . . . . .    40
  Ownership . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    40
  Designation and Change of Beneficiary . . . . . . . . . . . . . . . .    41
  Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    41
  Payments from the Separate Account. . . . . . . . . . . . . . . . . .    41
  Proof of Age and Survival . . . . . . . . . . . . . . . . . . . . . .    41
  Misstatements . . . . . . . . . . . . . . . . . . . . . . . . . . . .    41
  Loans . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    41
  Restrictions on Withdrawals from Qualified Plans. . . . . . . . . . .    42
FEDERAL TAX MATTERS . . . . . . . . . . . . . . . . . . . . . . . . . .    43
  Introduction. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    43
  Tax Status of the Company and the Separate Account. . . . . . . . . .    43
  Income Taxation of Annuities in General-Non-Qualified Plans . . . . .    44
  Additional Considerations . . . . . . . . . . . . . . . . . . . . . .    45
  Qualified Plans . . . . . . . . . . . . . . . . . . . . . . . . . . .    46
  Other Tax Considerations. . . . . . . . . . . . . . . . . . . . . . .    49
OTHER INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . .    50
  Voting of Underlying Fund Shares. . . . . . . . . . . . . . . . . . .    50
  Substitution of Investments . . . . . . . . . . . . . . . . . . . . .    50
  Changes to Comply with Law and Amendments . . . . . . . . . . . . . .    51
  Reports to Owners . . . . . . . . . . . . . . . . . . . . . . . . . .    51
  Electronic Privileges . . . . . . . . . . . . . . . . . . . . . . . .    51
  Legal Proceedings . . . . . . . . . . . . . . . . . . . . . . . . . .    51
  Sale of the Contract. . . . . . . . . . . . . . . . . . . . . . . . .    53
PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . . .    53
ADDITIONAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . .    53
  Registration Statement. . . . . . . . . . . . . . . . . . . . . . . .    53
  Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . .    53
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION . . . . . . .    54
OBJECTIVES FOR UNDERLYING FUNDS . . . . . . . . . . . . . . . . . . . .    55
APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement

--------------------------------------------------------------------------------
THE CONTRACT IS AVAILABLE ONLY IN NEW YORK. YOU SHOULD NOT CONSIDER THIS PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
--------------------------------------------------------------------------------

Definitions

     Various terms commonly used in this Prospectus are defined as follows:

     ACCUMULATION UNIT - A unit of measure used to calculate Contract Value.

     ADMINISTRATIVE OFFICE - First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497.

     ANNUITANT - The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

     ANNUITY - A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

     ANNUITY OPTIONS - Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

     ANNUITY PERIOD - The period beginning on the Annuity Start Date during which annuity payments are made.

     ANNUITY START DATE - The date when annuity payments begin as elected by the Owner.

     ANNUITY UNIT - A unit of measure used to calculate variable annuity payments under Options 1 through 6.

     AUTOMATIC INVESTMENT PROGRAM - A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

     BONUS CREDIT - For certain Contracts issued between September 1, 2005 and December 31, 2007, an amount added to Contract Value under the Automatic Bonus Credit Rider.

     CONTRACT DATE - The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

     CONTRACT DEBT - The unpaid loan balance including loan interest.

     CONTRACT VALUE - The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

     CONTRACT YEAR - Each twelve-month period measured from the Contract Date.

     CREDIT ENHANCEMENT - An amount added to Contract Value under the Extra Credit Rider.

     DESIGNATED BENEFICIARY - The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.

     FIXED ACCOUNT - An account that is part of the Company's General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company. See the "Fixed Account."

     GENERAL ACCOUNT - All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

     GUARANTEED RATE - The minimum interest rate earned on the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3%.

     OWNER - The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

     PARTICIPANT - A Participant under a Qualified Plan.

     PURCHASE PAYMENT - An amount paid to the Company as consideration for the Contract.

     SEPARATE ACCOUNT - The Variable Annuity Account B, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

     SUBACCOUNT - A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

     UNDERLYING FUND - A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

     VALUATION DATE - Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

     VALUATION PERIOD - A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

     WITHDRAWAL VALUE - The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Option 5 is the present value of future annuity payments commuted at the assumed interest rate less any applicable withdrawal charges and any uncollected premium taxes.

SUMMARY

     This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under "The Fixed Account" and in the Contract.

PURPOSE OF THE CONTRACT - The flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

     You may purchase the Contract as a non-tax qualified retirement plan for an individual ("Non-Qualified Plan"). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). Please see the discussion under "The Contract" for more detailed information. For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."

================================================================================
THE SEPARATE ACCOUNT AND THE FUNDS - The Separate Account is divided into accounts referred to as Subaccounts. See "Separate Account." Each Subaccount invests exclusively in shares of a corresponding Underlying Fund, each of which has a different investment objective and policies. The Subaccounts currently available under the Contract are as follows:(1)

-  AIM V.I. Basic Value                      -  MFS(R) VIT Utilities                    -  Rydex VT Essential Portfolio
-  AIM V.I. Capital Development              -  Mutual Discovery Securities                Moderate
-  AIM V.I. Global Health Care               -  Neuberger Berman AMT                    -  Rydex VT Hedged Equity
-  AIM V.I. Global Real Estate                  Socially Responsive                     -  Rydex VT International Rotation
-  AIM V.I. International Growth             -  Oppenheimer Core Bond Fund/VA           -  Rydex VT Multi-Cap Core Equity
-  AIM V.I. Mid Cap Core Equity              -  Oppenheimer Main                        -  Rydex VT Sector Rotation
-  American Century VP Mid Cap Value            Street Small Cap(R)/VA                  -  SBL Alpha Opportunity
-  American Century VP Ultra(R)              -  PIMCO VIT All Asset                     -  SBL Diversified Income
-  American Century VP Value                 -  PIMCO VIT Commodity-RealReturn          -  SBL Enhanced Index
-  Dent Strategic Portfolio                     Strategy                                -  SBL Equity
-  Dreyfus IP Technology Growth              -  PIMCO VIT Emerging Markets Bond         -  SBL Equity Income
-  Dreyfus VIF International Value           -  PIMCO VIT Foreign Bond                  -  SBL Global
-  Franklin Income Securities                   (U.S. Dollar-Hedged)                    -  SBL High Yield
-  Franklin Small Cap Value Securities       -  PIMCO VIT Low Duration                  -  SBL Large Cap Value
-  Franklin Templeton VIP Founding           -  PIMCO VIT Real Return                   -  SBL Managed Asset Allocation
   Funds Allocation                          -  PIMCO VIT Small Cap                     -  SBL Mid Cap Growth
-  Janus Aspen INTECH                           StocksPLUS(R) TR                        -  SBL Mid Cap Value
   Risk-Managed Core                         -  Royce Micro-Cap                         -  SBL Money Market
-  Janus Aspen Large Cap Growth              -  RVT CLS AdvisorOne Amerigo              -  SBL Select 25
-  Janus Aspen Mid Cap Growth                -  RVT CLS AdvisorOne Clermont             -  SBL Small Cap Growth
-  Legg Mason Partners Variable              -  Rydex VT Absolute Return Strategies     -  SBL Small Cap Value
   Aggressive Growth                         -  Rydex VT Alternative Strategies         -  Van Kampen LIT Comstock
-  Legg Mason Partners Variable                 Allocation                              -  Van Kampen LIT Government
   Global High Yield Bond                    -  Rydex VT Essential Portfolio            -  Van Kampen UIF Emerging
-  Legg Mason Partners Variable                 Aggressive                                 Markets Equity
   Small Cap Growth                          -  Rydex VT Essential Portfolio            -  Van Kampen UIF Equity and Income
-  MFS(R) VIT Research International            Conservative
-  MFS(R) VIT Total Return


     You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.
================================================================================

FIXED ACCOUNT - You may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company's General Account. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company and are guaranteed to be at least the Guaranteed Rate. See "The Fixed Account."

PURCHASE PAYMENTS - Your initial Purchase Payment must be at least $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See "Purchase Payments."

CONTRACT BENEFITS - You may transfer Contract Value among the Subaccounts and to and from the Fixed Account, subject to certain restrictions as described in "The Contract" and "The Fixed Account."

     At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value, subject to certain restrictions described in "The Fixed Account." See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

     The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

OPTIONAL RIDERS - Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may not select riders with total charges in excess of 1.70% (1.55% if your Contract was issued prior to September 1, 2005 and 1.00% if one of the riders you select is the 0-Year Alternate Withdrawal Charge Rider):

-  Guaranteed Minimum Income Benefit  at 3% or 5%;
-  Annual Stepped Up Death Benefit;*
-  Guaranteed Minimum Withdrawal  Benefit;
-  Extra Credit at 3%, 4% or 5%; or
-  0-Year or 4-Year Alternate Withdrawal Charge.

*Provides a death benefit.

The Company makes each rider option available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, which is also available for purchase on a Contract Anniversary. You cannot change or cancel the Rider(s) that you select after they are issued. See the detailed description of the riders under "Optional Riders."

FREE-LOOK RIGHT - You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). In this event, the Company will refund to you as of the Valuation Date on which your Contract is delivered to us any Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

CHARGES AND DEDUCTIONS - The Company does not deduct sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

     CONTINGENT DEFERRED SALES CHARGE. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a "withdrawal charge"). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

     The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments and/or Bonus Credits that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the Guaranteed Minimum Withdrawal Benefit Rider, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

     The amount of the charge will depend on how long your Purchase Payments and/or Bonus Credits have been held under the Contract. (Bonus Credits are subject to withdrawal charges on the same basis as purchase payments in the event of a full or partial withdrawal of any such Bonus Credits.) Each Purchase Payment and Bonus Credit you make is considered to have a certain "age," depending on the length of time since the Purchase Payment or Bonus Credit was effective. A Purchase Payment or Bonus Credit is "age one" in the year beginning on the date the Purchase Payment or Bonus Credit is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

   PURCHASE PAYMENT AND                WITHDRAWAL
BONUS CREDIT AGE (IN YEARS)              CHARGE
----------------------------------------------------
           1                               7%
           2                               7%
           3                               6%
           4                               5%
           5                               4%
           6                               3%
           7                               2%
       8 and over                          0%

     The amount of the total withdrawal charges assessed against your Contract will never exceed 7% of Purchase Payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity options that provide for payments for life, or a period of at least seven years. The Company will waive the withdrawal charge in the event of a withdrawal after an Owner has become totally and permanently disabled after the Contract Date and prior to age 65. See "Contingent Deferred Sales Charge."

     MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.60%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

                                          ANNUAL MORTALITY
                                          AND EXPENSE RISK
CONTRACT VALUE                                 CHARGE
----------------------------------------------------------
Less than $25,000                               0.85%
At least $25,000 but less than $100,000         0.70%
100,000 or more                                 0.60%

During the Annuity Period, the mortality and expense risk charge is 1.25%, in lieu of the amounts set forth above. See "Mortality and Expense Risk Charge."

     OPTIONAL RIDER CHARGES. The Company deducts a monthly charge from Contract Value for certain Riders that may be elected by the Owner. The Company generally will deduct the monthly Rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

     The Company makes each Rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, which is also available for purchase on a Contract Anniversary. You may not terminate a Rider after issue, unless otherwise stated. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. You may not select Riders with a total charge that exceeds 1.70% of Contract Value (1.55% if your contract was issued before September 1, 2005, and 1.00% if one of the riders you select is the 0-Year Alternate Withdrawal Charge Rider). As an example, you may not purchase the Extra Credit Rider at 5% with a cost of 0.70% and the 0-Year Alternate Withdrawal Charge Rider with a cost of 0.70%, because the total cost of such Riders, 1.40%, would exceed the applicable maximum Rider charge of 1.00%. Each Rider and its charge are listed below. See "Optional Rider Charges."

OPTIONAL RIDER EXPENSES
(as a percentage of Contract Value allocated to the Subaccounts)

                                  Annual
                       Rate1   Rider Charge
-------------------------------------------
Guaranteed Minimum      3%         0.25%
Income Benefit          5%         0.40%
------------------   --------  -----------
Annual Stepped Up
Death Benefit           ---        0.25%
------------------   --------  -----------
Guaranteed Minimum
Withdrawal Benefit      ---        0.55%(2)
------------------   --------  -----------
                        3%         0.40%
Extra Credit(3)         4%         0.55%
                        5%         0.70%
------------------   --------  -----------
Alternate Withdrawal  0-Year       0.70%
Charge                4-Year       0.60%(4)
-------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2 The Company may increase the Rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the Rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for such Rider is used in calculating the maximum Rider charge of 1.70% (1.55% if your Contract was issued before September 1, 2005, and 1.00% if one of the riders you select is the 0-Year Alternate Withdrawal Charge Rider).

(3) The Company will deduct the charge for this Rider during the seven-year period beginning on the Contract Date.

(4 If the Company issued your rider prior to September 1, 2005, the charge for the 4-year Alternate Withdrawal Charge Rider is 0.55%.

     ADMINISTRATION CHARGE. The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. See "Administration Charge."

     ACCOUNT ADMINISTRATION CHARGE. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See "Account Administration Charge."

     PREMIUM TAX CHARGE. The Company may assess a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. If assessed, this charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal if a premium tax was incurred by the Company and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct such taxes when due or anytime thereafter. See "Premium Tax Charge."

     LOAN INTEREST CHARGE. The Company charges interest on a loan at an annual effective rate of 7.4%. The Company also will credit the amount in the Loan Account with an annual effective rate of 3%. Because the Contract Value maintained in the Loan Account is always equal in amount to the outstanding loan balance and earns an annual effective rate of 3%, the net cost of a loan is 4.4%. Thus, the highest net cost of a loan you may be charged is 4.4%.

     OTHER EXPENSES. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectuses for the Underlying Funds for more information about Underlying Fund expenses.

     The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

TAX-FREE EXCHANGES - You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there will be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

CONTACTING THE COMPANY - You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling 1-800-888-2461.

EXPENSE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or
Example. See "Mortality and Expense Risk Charge."
  Sales Load on Purchase Payments                                                                   None
  Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)     7%(1)
  Transfer Fee (per transfer)                                                                       None
  PERIODIC EXPENSES are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
  Account Administration Charge                                                                     $ 30(2)
  Net Loan Interest Charge(3)                                                                        4.4%
  Separate Account Annual Expenses
   (as a percentage of average Subaccount daily net assets)
  Annual Mortality and Expense Risk Charge                                                          0.85%(4)
  Annual Administration Charge                                                                      0.15%
  Maximum Annual Charge for Optional Riders                                                         1.70%(5)
  Total Separate Account Annual Expenses                                                            2.70%

(1) The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments have been held under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements, in the first Contract Year, and (2) 10% of Contract Value as of the beginning of the Contract Year in each subsequent Contract Year. See "Full and Partial Withdrawals" and "Contingent Deferred Sales Charge" for more information.

(2) An account administration charge of $30 is deducted at each Contract Anniversary and a pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.

(3) The net loan cost of 4.4% is the difference between the amount of interest the Company charges you for a loan (7.4%) and the amount of interest the Company credits to the Loan Account (3%).

(4) The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 - 0.85%; At least $25,000 but less than $100,000 - 0.70%; $100,000 or more - 0.60%. Any mortality and expense risk charge above the minimum charge of 0.60% is deducted from your Contract Value on a monthly basis. During the Annuity Period, the annual mortality and expense risk charge is 1.25%, in lieu of the amounts described above, and is deducted daily. See the discussion under "Mortality and Expense Risk Charge."

(5) You may select optional Riders. If you select one or more of such Riders, the charge will be deducted from your Contract Value. (See the applicable Rider charges in the table below.) You may not select Riders with a total charge that exceeds 1.70% of Contract Value (1.55% if your Contract was issued before September 1, 2005; provided however, that you may not select riders with total charges in excess of 1.00% if one of the riders you select is the 0-Year Alternate Withdrawal Charge Rider).

OPTIONAL RIDER EXPENSES (as a percentage of Contract Value allocated to the Subaccounts)

                                                         Annual
                                             Rate(1)  Rider Charge
------------------------------------------------------------------

Guaranteed Minimum Income Benefit Rider         3%        0.25%
                                                5%        0.40%
Annual Stepped Up Death Benefit Rider          ---        0.25%
Guaranteed Minimum Withdrawal Benefit Rider    ---        0.55%(2)
                                                3%        0.40%
Extra Credit Rider(3)                           4%        0.55%
                                                5%        0.70%
Alternate Withdrawal Charge Rider            0-Year       0.70%
                                             4-Year       0.60%(4)
------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2) The Company may increase the Rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the Rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for such Rider is used in calculating the maximum Rider charge of 1.70% (1.55% if your Contract was issued before September 1, 2005; provided however, that you may not select riders with total charges in excess of 1.00% if one of the riders you select is the 0-Year Alternate Withdrawal Charge Rider).

(3) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(4) If the Company issued your rider before September 1, 2005, the charge for the 4-year Alternate Withdrawal Charge Rider is 0.55%.

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.

                            MINIMUM   MAXIMUM
---------------------------------------------

Total Annual Underlying
Fund Operating Expenses(1)     0.65%     2.50%
---------------------------------------------

1 Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2007, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2007. Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.

EXAMPLE - This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including the maximum rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

     The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                               1       3       5       10
                              YEAR   YEARS   YEARS   YEARS
                             ------  ------  ------  ------

If you surrender your
Contract at the end of the
applicable time period       $1,153  $2,105  $2,963  $5,183
---------------------------  ------  ------  ------  ------
If you do not surrender or
you annuitize your Contract     524   1,568   2,607   5,183
---------------------------  ------  ------  ------  ------

CONDENSED FINANCIAL INFORMATION

     The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31. Because the following Subaccounts were not in existence as of December 31, 2007, accumulation unit values and ending accumulation units outstanding have not been provided: Dent Strategic Portfolio, Franklin Templeton VIP Founding Funds Allocation, Rydex VT Alternative Strategies Allocation, and Rydex VT International Rotation.

                                                          2007      2006    2005(a)
------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  15.07  $  13.85  $  13.44
  End of period ......................................  $  14.71  $  15.07  $  13.85
Accumulation units outstanding at the end of period ..    30,072     2,551       471
------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT(b)
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  10.55  $  10.00       ---
  End of period ......................................  $  11.23  $  10.55       ---
Accumulation units outstanding at the end of period ..    24,784    13,235       ---
------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  12.74  $  12.56  $  11.67
  End of period ......................................  $  13.72  $  12.74  $  12.56
Accumulation units outstanding at the end of period ..     8,875       377         0
------------------------------------------------------------------------------------
AIM V.I. GLOBAL REAL ESTATE (b)
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  25.47  $  18.54  $  15.55
  End of period ......................................  $  23.17  $  25.47  $  18.54
Accumulation units outstanding at the end of period ..    22,188     5,527       130
------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  16.21  $  13.16  $  11.46
  End of period ......................................  $  17.87  $  16.21  $  13.16
Accumulation units outstanding at the end of period ..    28,435     9,357       983
------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  14.82  $  13.86  $  13.18
  End of period ......................................  $  15.59  $  14.82  $  13.86
Accumulation units outstanding at the end of period ..     8,310     2,085     1,348
------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE(e)
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  10.00       ---       ---
  End of period ......................................  $   8.76       ---       ---
Accumulation units outstanding at the end of period ..     3,344       ---       ---
------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R)
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  11.27  $  12.11  $  11.97
  End of period ......................................  $  13.11  $  11.27  $  12.11
Accumulation units outstanding at the end of period ..    21,562    18,946    14,567
------------------------------------------------------------------------------------


                                       11

                                                          2007      2006    2005(a)
------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  15.56  $  13.64  $  13.32
  End of period ......................................  $  14.19  $  15.56  $  13.64
Accumulation units outstanding at the end of period ..    46,615    17,046         0
------------------------------------------------------------------------------------
DREYFUS IP TECHNOLOGY GROWTH
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  10.14  $  10.12  $   9.51
  End of period ......................................  $  11.18  $  10.14  $  10.12
Accumulation units outstanding at the end of period ..     7,962       262         0
------------------------------------------------------------------------------------
DREYFUS VIF INTERNATIONAL VALUE
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  14.27  $  12.10  $  11.11
  End of period ......................................  $  14.28  $  14.27  $  12.10
Accumulation units outstanding at the end of period ..    29,784    28,047         0
------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES(e)
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  10.00       ---       ---
  End of period ......................................  $   9.55       ---       ---
Accumulation units outstanding at the end of period ..    84,085       ---       ---
FRANKLIN SMALL CAP VALUE SECURITIES(e)
------------------------------------------------------------------------------------
Accumulation unit value:
------------------------------------------------------------------------------------
  Beginning of period ................................  $  10.00       ---       ---
  End of period ......................................  $   8.79       ---       ---
Accumulation units outstanding at the end of period ..     8,716       ---       ---
------------------------------------------------------------------------------------
JANUS ASPEN INTECH RISK-MANAGED CORE(e)
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  10.00       ---       ---
  End of period ......................................  $   9.70       ---       ---
Accumulation units outstanding at the end of period ..         0       ---       ---
------------------------------------------------------------------------------------
JANUS ASPEN LARGE CAP GROWTH(e)
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  10.00       ---       ---
  End of period ......................................  $  10.28       ---       ---
Accumulation units outstanding at the end of period ..     5,421       ---       ---
------------------------------------------------------------------------------------
JANUS ASPEN MID CAP GROWTH(e)
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  10.00       ---       ---
  End of period ......................................  $  10.71       ---       ---
Accumulation units outstanding at the end of period ..    84,402       ---       ---
------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH(b)
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  10.39  $  10.00       ---
  End of period ......................................  $  10.04  $  10.39       ---
Accumulation units outstanding at the end of period ..    57,467    37,808       ---
------------------------------------------------------------------------------------


                                       12

                                                          2007      2006    2005(a)
------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND(e)
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  10.00       ---       ---
  End of period ......................................  $   9.38       ---       ---
Accumulation units outstanding at the end of period ..       579       ---       ---
------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH(b)
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $   9.96  $  10.00       ---
  End of period ......................................  $  10.54  $   9.96       ---
Accumulation units outstanding at the end of period ..     1,601         0       ---
------------------------------------------------------------------------------------
MFS(R) VIT RESEARCH INTERNATIONAL(b)
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  11.34  $  10.00       ---
  End of period ......................................  $  12.28  $  11.34       ---
Accumulation units outstanding at the end of period ..    33,471     6,214       ---
------------------------------------------------------------------------------------
MFS(R) VIT TOTAL RETURN(b)
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  10.64  $  10.00       ---
  End of period ......................................  $  10.65  $  10.64       ---
Accumulation units outstanding at the end of period ..    73,845   107,817       ---
------------------------------------------------------------------------------------
MFS(R) VIT UTILITIES(b)
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  12.33  $  10.00       ---
  End of period ......................................  $  15.15  $  12.33       ---
Accumulation units outstanding at the end of period ..    52,456     6,589       ---
------------------------------------------------------------------------------------
MUTUAL DISCOVERY SECURITIES(e)
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  10.00       ---       ---
  End of period ......................................  $  10.00       ---       ---
Accumulation units outstanding at the end of period ..    85,099       ---       ---
------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE(c)
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  16.28  $  10.00       ---
  End of period ......................................  $  16.83  $  16.28       ---
Accumulation units outstanding at the end of period ..    19,820        95       ---
------------------------------------------------------------------------------------
OPPENHEIMER CORE BOND FUND/VA(e)
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  10.00       ---       ---
  End of period ......................................  $   9.98       ---       ---
Accumulation units outstanding at the end of period ..    38,736       ---       ---
------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  18.20  $  16.48  $  15.14
  End of period ......................................  $  17.28  $  18.20  $  16.48
Accumulation units outstanding at the end of period ..    20,865     7,371     2,969
------------------------------------------------------------------------------------


                                       13

                                                          2007      2006    2005(a)
------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  11.97  $  11.87  $  11.52
  End of period ......................................  $  12.49  $  11.97  $  11.87
Accumulation units outstanding at the end of period ..     3,070       330         0
------------------------------------------------------------------------------------
PIMCO VIT COMMODITYREALRETURN STRATEGY(b)
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  10.18  $  10.00       ---
  End of period ......................................  $  12.09  $  10.18       ---
Accumulation units outstanding at the end of period ..    11,367     3,812       ---
------------------------------------------------------------------------------------
PIMCO VIT EMERGING MARKETS BOND(e)
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  10.00       ---       ---
  End of period ......................................  $   9.99       ---       ---
Accumulation units outstanding at the end of period ..     4,153       ---       ---
------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND (U.S. DOLLAR HEDGED)(b)
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $   9.96  $  10.00       ---
  End of period ......................................  $   9.94  $   9.96       ---
Accumulation units outstanding at the end of period ..    65,199    47,964       ---
------------------------------------------------------------------------------------
PIMCO VIT LOW DURATION
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $   9.40  $   9.38  $   9.60
  End of period ......................................  $   9.72  $   9.40  $   9.38
Accumulation units outstanding at the end of period ..    14,680    20,870     1,138
------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  10.41  $  10.72  $  10.83
  End of period ......................................  $  11.09  $  10.41  $  10.72
Accumulation units outstanding at the end of period ..   154,493    57,766    17,518
------------------------------------------------------------------------------------
PIMCO VIT SMALL CAP STOCKSPLUS(R) TR(e)
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  10.00       ---       ---
  End of period ......................................  $   9.42       ---       ---
Accumulation units outstanding at the end of period ..     1,132       ---       ---
------------------------------------------------------------------------------------
ROYCE MICRO-CAP(b)
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  10.74  $  10.00       ---
  End of period ......................................  $  10.75  $  10.74       ---
Accumulation units outstanding at the end of period ..    31,001    11,950       ---
------------------------------------------------------------------------------------
RVT CLS ADVISORONE AMERIGO(b)
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  10.51  $  10.00       ---
  End of period ......................................  $  11.51  $  10.51       ---
Accumulation units outstanding at the end of period ..   204,544    72,828       ---
------------------------------------------------------------------------------------


                                       14

                                                          2007      2006    2005(a)
------------------------------------------------------------------------------------
RVT CLE ADVISORONE CLERMONT(b)
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  10.27  $  10.00       ---
  End of period ......................................  $  10.50  $  10.27       ---
Accumulation units outstanding at the end of period ..    50,789    33,998       ---
------------------------------------------------------------------------------------
RYDEX VT ABSOLUTE RETURN STRATEGIES(e)
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  10.00       ---       ---
  End of period ......................................  $   9.74       ---       ---
Accumulation units outstanding at the end of period ..         0       ---       ---
------------------------------------------------------------------------------------
RYDEX VT ESSENTIAL PORTFOLIO AGGRESSIVE(e)
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  10.00       ---       ---
  End of period ......................................  $   9.84       ---       ---
Accumulation units outstanding at the end of period ..    31,164       ---       ---
------------------------------------------------------------------------------------
RYDEX VT ESSENTIAL PORTFOLIO CONSERVATIVE(e)
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  10.00       ---       ---
  End of period ......................................  $   9.94       ---       ---
Accumulation units outstanding at the end of period ..    10,928       ---       ---
------------------------------------------------------------------------------------
RYDEX VT ESSENTIAL PORTFOLIO MODERATE(e)
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  10.00       ---       ---
  End of period ......................................  $   9.85       ---       ---
Accumulation units outstanding at the end of period ..    51,212       ---       ---
------------------------------------------------------------------------------------
RYDEX VT HEDGED EQUITY(e)
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  10.00       ---       ---
  End of period ......................................  $   9.67       ---       ---
Accumulation units outstanding at the end of period ..     2,660       ---       ---
------------------------------------------------------------------------------------
RYDEX VT MULTI-CAP CORE EQUITY(e)
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  10.00       ---       ---
  End of period ......................................  $   8.69       ---       ---
Accumulation units outstanding at the end of period ..     2,298       ---       ---
------------------------------------------------------------------------------------
RYDEX VT SECTOR ROTATION
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  15.34  $  14.30  $  12.57
  End of period ......................................  $  18.13  $  15.34  $  14.30
Accumulation units outstanding at the end of period ..    27,459     9,645       833
------------------------------------------------------------------------------------


                                       15

                                                          2007      2006    2005(a)
------------------------------------------------------------------------------------
SBL ALPHA OPPORTUNITY
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  14.06  $  12.90  $  12.31
  End of period ......................................  $  16.00  $  14.06  $  12.90
Accumulation units outstanding at the end of period ..    23,641     6,984     3,310
------------------------------------------------------------------------------------
SBL DIVERSIFIED INCOME
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  11.17  $  11.18  $  11.42
  End of period ......................................  $  11.08  $  11.17  $  11.18
Accumulation units outstanding at the end of period ..    67,393    38,219    26,838
------------------------------------------------------------------------------------
SBL ENHANCED INDEX
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $   7.95  $   7.14  $   6.91
  End of period ......................................  $   7.73  $   7.95  $   7.14
Accumulation units outstanding at the end of period ..    82,364    90,051    43,357
------------------------------------------------------------------------------------
SBL EQUITY
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $   7.15  $   6.58  $   6.43
  End of period ......................................  $   6.55  $   7.15  $   6.58
Accumulation units outstanding at the end of period ..     9,677       869         0
------------------------------------------------------------------------------------
SBL EQUITY INCOME
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  13.78  $  12.04  $  11.86
  End of period ......................................  $  13.65  $  13.78  $  12.04
Accumulation units outstanding at the end of period ..    74,392    35,472    26,024
------------------------------------------------------------------------------------
SBL GLOBAL
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  11.41  $  10.10  $   8.85
  End of period ......................................  $  11.97  $  11.41  $  10.10
Accumulation units outstanding at the end of period ..   203,880    98,194    14,218
------------------------------------------------------------------------------------
SBL HIGH YIELD
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  24.02  $  22.43  $  22.38
  End of period ......................................  $  23.61  $  24.02  $  22.43
Accumulation units outstanding at the end of period ..    62,264    31,608     2,395
------------------------------------------------------------------------------------
SBL LARGE CAP GROWTH(d)
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................       ---  $   5.25  $   5.14
  End of period ......................................       ---       ---  $   5.25
Accumulation units outstanding at the end of period ..       ---       ---         0
------------------------------------------------------------------------------------
SBL LARGE CAP VALUE
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  10.89  $   9.27  $   8.59
  End of period ......................................  $  11.10  $  10.89  $   9.27
Accumulation units outstanding at the end of period ..   154,507    10,643        75
------------------------------------------------------------------------------------


                                       16

                                                          2007      2006    2005(a)
------------------------------------------------------------------------------------
SBL MAIN STREET GROWTH AND INCOME(R)(d)
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................       ---  $  15.28  $  14.72
  End of period ......................................       ---       ---  $  15.28
Accumulation units outstanding at the end of period ..       ---       ---    16,610
------------------------------------------------------------------------------------
SBL MANAGED ASSET ALLOCATION
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  10.50  $   9.73  $   9.54
  End of period ......................................  $  10.72  $  10.50  $   9.73
Accumulation units outstanding at the end of period ..    42,828    17,304     9,105
------------------------------------------------------------------------------------
SBL MID CAP GROWTH
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $   9.50  $   9.40  $   8.57
  End of period ......................................  $   8.19  $   9.50  $   9.40
Accumulation units outstanding at the end of period ..    85,784    69,807    34,459
------------------------------------------------------------------------------------
SBL MID CAP VALUE
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  22.61  $  20.47  $  17.70
  End of period ......................................  $  22.17  $  22.61  $  20.47
Accumulation units outstanding at the end of period ..    88,828    67,025    25,530
------------------------------------------------------------------------------------
SBL MONEY MARKET
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $   9.23  $   9.17  $   9.26
  End of period ......................................  $   9.30  $   9.23  $   9.17
Accumulation units outstanding at the end of period ..   473,826    72,011         0
------------------------------------------------------------------------------------
SBL SELECT 25
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $   7.18  $   6.93  $   6.29
  End of period ......................................  $   6.48  $   7.18  $   6.93
Accumulation units outstanding at the end of period ..    60,397    51,367     2,595
------------------------------------------------------------------------------------
SBL SMALL CAP GROWTH
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $   6.81  $   6.73  $   6.27
  End of period ......................................  $   6.93  $   6.81  $   6.73
Accumulation units outstanding at the end of period ..    25,508    13,065         0
------------------------------------------------------------------------------------
SBL SMALL CAP VALUE
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  22.39  $  20.49  $  18.18
  End of period ......................................  $  23.77  $  22.39  $  20.49
Accumulation units outstanding at the end of period ..    17,018     5,014       200
------------------------------------------------------------------------------------
SBL SOCIAL AWARENESS(d)
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................       ---  $   6.36  $   6.16
  End of period ......................................       ---       ---  $   6.36
Accumulation units outstanding at the end of period ..       ---       ---         0
------------------------------------------------------------------------------------


                                       17

                                                          2007      2006    2005(a)
------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK(b)
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  10.94  $  10.00       ---
  End of period ......................................  $  10.29  $  10.94       ---
Accumulation units outstanding at the end of period ..    12,402        51       ---
------------------------------------------------------------------------------------
VAN KAMPEN LIT GOVERNMENT(b)
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  10.05  $  10.00       ---
  End of period ......................................  $  10.36  $  10.05       ---
Accumulation units outstanding at the end of period ..   188,194    95,191       ---
------------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS EQUITY(e)
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  10.00       ---       ---
  End of period ......................................  $  12.68       ---       ---
Accumulation units outstanding at the end of period ..    12,200       ---       ---
------------------------------------------------------------------------------------
VAN KAMPEN UIF EQUITY AND INCOME(b)
------------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period ................................  $  10.73  $  10.00       ---
  End of period ......................................  $  10.68  $  10.73       ---
Accumulation units outstanding at the end of period ..    22,006     5,685       ---
------------------------------------------------------------------------------------

(a) For the period February 1, 2005 (the date publicly offered) to December 31, 2005.

(b) For the period March 13, 2006 (the date publicly offered) to December 31, 2006.

(c) For the period May 1, 2006 (the date first publicly offered) to December 31, 2006.

(d) On June 16, 2006 the funds underlying the SBL Large Cap Growth, SBL Main Street Growth and Income, and SBL Social Awareness Subaccounts were reorganized into SBL Fund Series Y (Select 25), SBL Fund Series H (Enhanced Index) and Neuberger Berman AMT Socially Responsive Portfolio, respectively. Contract Value allocated to these Subaccounts on that date was transferred to the SBL Select 25, SBL Enhanced Index and Neuberger Berman AMT Socially Responsive Subaccounts, respectively. Accordingly, there were no accumulation unit values or outstanding units on or after June 16, 2006.

(e) For the period April 30, 2007 (the date publicly offered) to December 31, 2007.

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS

FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK - The Company is a life insurance company organized under the laws of the State of New York on November 8, 1994. The Company offers variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company is a wholly-owned subsidiary of Security Benefit Corporation ("Security Benefit"), a financial services holding company, organized under the laws of the State of Kansas. Security Benefit is wholly owned by Security Benefit Mutual Holding Company, a Kansas mutual holding company.

     The Principal Underwriter for the Contract is Security Distributors, Inc. ("SDI"), One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a wholly-owned subsidiary of Security Benefit.

PUBLISHED RATINGS - The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT - The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company's creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

     The Separate Account consists of accounts referred to as Subaccounts. The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."

     The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.

UNDERLYING FUNDS - Each Underlying Fund is an open-end management investment company. It is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

     Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

     Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment vehicles might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from the use of the Underlying Funds for mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force an Underlying Fund to sell securities at disadvantageous prices.

     A summary of the investment objective of each Underlying Fund is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

     PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE INVESTING. YOU MAY OBTAIN PROSPECTUSES FOR THE UNDERLYING FUNDS BY CONTACTING THE COMPANY.

     CERTAIN PAYMENTS THE COMPANY AND ITS AFFILIATE RECEIVE WITH REGARD TO THE UNDERLYING FUNDS. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

     12B-1 FEES. The Company and/or its affiliate, Security Distributors, Inc. ("SDI"), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds' investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.25% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

     PAYMENTS FROM UNDERLYING FUND SERVICE PROVIDERS. The Company (and/or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more information). These payments are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0.15% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

     OTHER PAYMENTS. An Underlying Fund's adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

     For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."

     TOTAL PAYMENTS. Currently, the Company and its affiliates, including
SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments that range in total from 0.25% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund on an annual basis.

     SELECTION OF UNDERLYING FUNDS. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

THE CONTRACT

GENERAL - The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. To the extent that you allocate all or a portion of your Purchase Payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.

     The Contract is available for purchase by an individual as a non-tax qualified retirement plan ("Non-Qualified Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 403(b), 408, or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the contract as an investment vehicle for a Section 403(b), 408, or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

APPLICATION FOR A CONTRACT - If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

     The maximum age of an Owner or Annuitant for which a Contract will be issued is age 85. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

OPTIONAL RIDERS - Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may not select riders with total charges in excess of 1.70% (1.55% if your Contract was issued prior to September 1, 2005 and 1.00% if one of the riders you select is the 0-Year Alternate Withdrawal Charge Rider):

-    Guaranteed Minimum Income Benefit at 3% or 5%;

-    Annual Stepped Up Death Benefit;*

-    Guaranteed Minimum Withdrawal Benefit;

-    Extra Credit at 3%, 4% or 5%; or

-    0-Year or 4-Year Alternate Withdrawal Charge.

*Provides a death benefit.

The Company makes each rider option available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, which is also available for purchase on a Contract Anniversary. You cannot change or cancel the Rider(s) that you select after they are issued. See the detailed description of the riders under "Optional Riders."

     Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

GUARANTEED MINIMUM INCOME BENEFIT - This rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"). The Minimum Income Benefit is equal to Purchase Payments and any Credit Enhancements, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application; provided, however, that the Minimum Income Benefit shall not exceed an amount equal to your Purchase Payments, less the amount of any withdrawals (including any withdrawal charges) and any applicable premium tax, times 200%. (If you elect the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the SBL Money Market Subaccount or the Fixed Account; however, you will still pay the rider charge applicable to the 5% rate.) Any amounts allocated to the Loan Account, however, will only earn the Guaranteed Rate.

     In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under "Annuity Options." The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 %. This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.

ANNUAL STEPPED UP DEATH BENEFIT - This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.   The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

- The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81; plus

- Any Purchase Payments received by the Company since the applicable Contract Anniversary; less

- An adjustment for any withdrawals and withdrawal charges made since the applicable anniversary. In the event of a withdrawal, the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within 12 months of the date of the Owner's death, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary(ies) can show that it was not reasonably possible to furnish due proof of death and instructions regarding payment within 12 months of the date of the Owner's death and the Designated Beneficiary(ies) furnish such proof of death and instructions as soon as reasonably possible, the Company shall not so reduce the death benefit and shall calculate it as set forth above.

     This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

GUARANTEED MINIMUM WITHDRAWAL BENEFIT - You may purchase this rider when you purchase the Contract or on any Contract Anniversary. If you elect this rider when you purchase the Contract, your "Benefit Amount" is equal to a percentage of the initial Purchase Payment including any Credit Enhancement. If you purchase the rider on a Contract Anniversary, your Benefit Amount is equal to a percentage of your Contract Value on the Valuation Date we add this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the "Remaining Benefit Amount."

     Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Withdrawal Amount"), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:

      ANNUAL
WITHDRAWAL AMOUNT*   BENEFIT AMOUNT*
-------------------------------------
       5%                 130%
       6%                 110%
       7%                 100%

*A percentage of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary)

     If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.

     If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under "Contingent Deferred Sales Charge" and "Extra Credit." Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. Please see "Federal Tax Matters."

     The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional Purchase Payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the Purchase Payment including any Credit Enhancements, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the Purchase Payment including any Credit Enhancements, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.

     The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount. The percentage is determined by dividing: (i) the excess withdrawal amount by (ii) Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

     After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

     While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by Purchase Payments or reset after such termination. This rider is available only if the age of each Owner and Annuitant at the time the rider is purchased is age 85 or younger.

EXTRA CREDIT - This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. A Credit Enhancement of 3%, 4% or 5% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger.

     In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider's date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:

1. The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal Amount, by

2.   Contract  Value  immediately  prior  to  the  withdrawal.

     The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, for any subsequent Contract
Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.

     This rider is available only if the age of the Owner at the time the Contract is issued is age 80 or younger. You may not have more than one Extra Credit Rider in effect on your Contract. You may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.

     The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the Waiver of Withdrawal Charge Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding such a withdrawal. See "Waiver of Withdrawal Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death
Benefit" and the discussions of the Annual Stepped Up Death Benefit Riders.

     The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

     If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, for example, in a down market, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

                 RATE OF RETURN
INTEREST RATE   (NET OF EXPENSES)
---------------------------------
      3%             -5.00%
      4%             -1.50%
      5%              0.80%
---------------------------------

The Internal Revenue Code generally requires that interests in a tax-qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a tax-qualified Contract.

ALTERNATE WITHDRAWAL CHARGE - This Rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the Rider, which is available only at issue.

     0-YEAR SCHEDULE            4-YEAR SCHEDULE
-------------------------  -------------------------
PURCHASE                     PURCHASE
PAYMENT AGE   WITHDRAWAL   PAYMENT AGE   WITHDRAWAL
(IN YEARS)      CHARGE      (IN YEARS)     CHARGE
------------  -----------  ------------  -----------
0 and over        0%             1           7%
                                 2           7%
                                 3           6%
                                 4           5%
                             5 and over      0%
----------------------------------------------------

If you purchase this Rider, the withdrawal charge schedule above will apply in lieu of the 7-year withdrawal charge schedule described under "Contingent Deferred Sales Charge." If you have also purchased the Extra Credit Rider, you may forfeit all or part of any

Credit Enhancement in the event of a full or partial withdrawal. See "Extra Credit."

PURCHASE PAYMENTS - The minimum initial Purchase Payment for the purchase of a Contract is $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are the Owner and/or Joint Owner.

     The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

     The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.

     If mandated under applicable law, the Company may be required to reject a purchase payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

ALLOCATION OF PURCHASE PAYMENTS - In an application for a Contract, you select the Subaccounts or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount or the Fixed Account. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account.

     You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is properly completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

BONUS CREDIT - During the period that began September 1, 2005 and ended December 31, 2007, the Company paid a Bonus Credit equal to 2% of any initial purchase payment applied to a Contract issued during that time period; provided, however, that the rider was available only if (1) the Company issued the Contract during the period of September 1, 2005 through December 31, 2007; (2) the Contract was issued without an Alternate Withdrawal Charge Rider; and (3) the age of any Owner on the Contract Date was

80 or younger. The Company applied the Bonus Credit at the time the initial Purchase Payment was effective and allocated it among the Subaccounts in the same proportion as the initial purchase payment. This rider is no longer available. There is no additional charge for the 2% Bonus Credit.

DOLLAR COST AVERAGING OPTION - Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

     A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual, or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

     After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, or quarterly, semiannual, or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

     You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least one month if transfers were made on a monthly basis, or one quarter if transfers were made on a quarterly, semiannual or annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option.

     You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under "Transfers and Withdrawals from the Fixed Account."

ASSET REALLOCATION OPTION - Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual, or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual, or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

     To elect this option an Asset Reallocation request in proper form must be received by the Company at its

Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

     Upon receipt of the Asset Reallocation form, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual, or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

     You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option.

     Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to certain restrictions described in "Transfers and Withdrawals from the Fixed Account."

TRANSFERS OF CONTRACT VALUE - You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

     The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."

     You may also transfer Contract Value to the Fixed Account; however, transfers from the Fixed Account to the Subaccounts are restricted as described in "The Fixed Account."

     FREQUENT TRANSFER RESTRICTIONS. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

     The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

-    The total dollar amount being transferred;

-    The number of transfers you made within the previous 12 months;

-    Transfers to and from (or from and to) the same Subaccount;

- Whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

- Whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period (or such shorter period as specified in the chart below), the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).




                                                                                                      NUMBER OF
                                                                                                     ROUND TRIP
SUBACCOUNT                                                                                            TRANSFERS
---------------------------------------------------------------------------------------------------  -----------
RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Clermont, SBL Money Market                             Unlimited
---------------------------------------------------------------------------------------------------  -----------
Oppenheimer Core Bond Fund/VA and Oppenheimer Main Street Small Cap Fund(R)/VA                          6(1)
---------------------------------------------------------------------------------------------------  -----------
AIM V.I. Basic Value, AIM V.I. Capital Development, AIM V.I. Global Health Care, AIM V.I. Global       4(1)
Real Estate, AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity, Dent Strategic Portfolio,
Franklin Income Securities, Franklin Small Cap Value Securities, Franklin Templeton VIP
Founding Funds Allocation, Legg Mason Partners Variable Aggressive Growth, Legg Mason
Partners Variable Global High Yield Bond, Legg Mason Partners Variable Small Cap Growth,
Mutual Discovery Securities, Neuberger Berman AMT Socially Responsive, PIMCO VIT Commodity
RealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT All Asset, PIMCO VIT
Foreign Bond (U.S. Dollar-Hedged), PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO
VIT Small Cap StocksPLUS(R) TR, Rydex VT Alternative Strategies Allocation, Rydex VT Absolute
Return Strategies, Rydex VT Essential Portfolio Aggressive, Rydex VT Essential Portfolio
Conservative, Rydex VT Essential Portfolio Moderate, Rydex VT International Rotation, Rydex VT
Hedged Equity, Rydex VT Multi-Cap Core Equity, Rydex VT Sector Rotation, SBL Alpha
Opportunity, SBL Diversified Income, SBL Enhanced Index, SBL Equity, SBL Equity Income, SBL
Global, SBL High Yield, SBL Large Cap Value, SBL Managed Asset Allocation, SBL Mid Cap
Growth, SBL Mid Cap Value, SBL Select 25, SBL Small Cap Growth, SBL Small Cap Value, Van
Kampen LIT Comstock, Van Kampen LIT Government, Van Kampen UIF Emerging Markets
Equity, and Van Kampen UIF Equity and Income
---------------------------------------------------------------------------------------------------  -----------
American Century VP Mid Cap Value, American Century VP Ultra(R), American Century VP Value              2(1)
---------------------------------------------------------------------------------------------------  -----------
Dreyfus IP Technology Growth and Dreyfus VIF International Value                                        1(3)
---------------------------------------------------------------------------------------------------  -----------
MFS(R) VIT Research Inter-national, MFS(R) VIT Total Return and MFS(R) VIT Utilities                    2(2)
---------------------------------------------------------------------------------------------------  -----------
Royce Micro Cap                                                                                         1(4)
---------------------------------------------------------------------------------------------------  -----------
Janus Aspen INTECH Risk-Managed Core, Janus Aspen Large Cap Growth, Janus Aspen Mid Cap Growth          1(5)
---------------------------------------------------------------------------------------------------  -----------

1 Number of round trip transfers that can be made in any 12-month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

2 Number of round trip transfers in any 3 month period that can be made in any 12-month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

3 Number of round trip transfers in any 3 month period that can be made in any 12-month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

4 Number of round trip transfers in any 45-day period that can be made in any 12-month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

5 Number of round trip transfers in any 90 day period that can be made in any 12-month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

     In addition to the Company's own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

     You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds' frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

     Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

     To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

     In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

     The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

     Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

     The Company does not limit or restrict transfers to or from the SBL Money Market Subaccount, the RVT CLS AdvisorOne Amerigo Subaccount, or the RVT CLS AdvisorOne Clermont Subaccount. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

     Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

CONTRACT VALUE - The Contract Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

     On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION OF CONTRACT VALUE - Your Contract Value will vary to a degree that depends upon several factors, including

- Investment performance of the Subaccounts to which you have allocated Contract Value,

-    Interest credited to the Fixed Account,

-    Payment of Purchase Payments,

-    The amount of any outstanding Contract Debt,

-    Full and partial withdrawals, and

- Charges assessed in connection with the Contract, including charges for any optional riders selected.

The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Funds. The investment performance of a Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

     Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

     In addition, other transactions including loans, full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

     The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

     The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 0.60%, and (5) the administration charge under the Contract of 0.15%.

     The minimum mortality and expense risk charge of 0.60% and the administration charge of 0.15% are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

CUT-OFF TIMES - Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the "cut-off time"). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals, death benefit payments, and Purchase Payments.

FULL AND PARTIAL WITHDRAWALS - An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals after the Annuity Start Date are permitted only under Annuity Option 5. See "Annuity Period." A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

     The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any outstanding Contract Debt, any applicable withdrawal charge (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than seven years), a pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge," "Account Administration Charge," and "Premium Tax Charge."

     If an Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under "Extra Credit."

     The Company requires the signature of all Owners on any request for withdrawal, and a guarantee of all such signatures to effect the transfer or exchange of all or part of the Contract for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

     A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request, less any applicable withdrawal or premium tax charge. Any withdrawal charge on partial withdrawals (including systematic withdrawals) from Purchase Payments that have been held in the Contract for less than seven years will be deducted from the requested payment amount as will any premium tax charge. Alternatively, you may request that any withdrawal and/or premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge in addition to the payment amount. See "Premium Tax Charge." Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested.
See "Extra Credit." If a partial Withdrawal causes your Contract Value to be less than $2,000 immediately after the Withdrawal and no Purchase Payments have been made in the prior three years, we may terminate the Contract and send you the Withdrawal proceeds. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

     The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

     A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. For more information, see "Restrictions on Withdrawals from Qualified Plans." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

SYSTEMATIC WITHDRAWALS - The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a Beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

     Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit."

     In no event will payment of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal $0.

     The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

     The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59 1/2. See "Federal Tax Matters."

FREE-LOOK RIGHT - You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you as of the Valuation Date on which the Company receives your Contract. Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund any Contract Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less any such Contract Value attributable to Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

DEATH BENEFIT - You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

     If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

     If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limi-tations. See "Distribution Requirements" below. If any Owner is not a natural person, the death benefit proceeds will be calculated upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

     The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the age of each Owner (or Annuitant, if any Owner is not a natural person) was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements if the Extra Credit Rider was in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).

     If any Owner (or Annuitant, if the Owner is not a natural person) was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.

     If you purchased the Annual Stepped Up Death Benefit Rider, your death benefit will be determined in accordance with the terms of the Rider. See the discussion of the Annual Stepped Up Death Benefit Rider. Your death benefit proceeds under the Rider will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner's date of death.

     The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. IF THE COMPANY DOES NOT RECEIVE AT ITS ADMINISTRATIVE OFFICE WITHIN SIX MONTHS OF THE DATE OF THE OWNER'S DEATH INSTRUCTIONS REGARDING THE DEATH BENEFIT PAYMENT, THE DEATH BENEFIT WILL BE AS SET FORTH IN ITEM 2, ABOVE. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

DISTRIBUTION REQUIREMENTS - For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse's death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

     For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

     For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.


     Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims paying ability.


DEATH OF THE ANNUITANT - If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT DEFERRED SALES CHARGE - The Company does not deduct sales charges from Purchase Payments before allocating them to Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge") on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract. Purchase Payments include Bonus Credits for purposes of assessing the withdrawal charge.

     The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.

     The withdrawal charge applies to the portion of any withdrawal, consisting of Purchase Payments and/or Bonus Credits that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments then Bonus Credits in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts do not reduce Purchase Payments or Bonus Credits for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit Rider, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

     The amount of the charge will depend on how long your Purchase Payments and/or Bonus Credits have been held under the Contract. Each Purchase Payment and/or Bonus Credit you make is considered to have a certain "age," depending on the length of time since the Purchase Payment and/or Bonus Credit was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase Payment or Bonus Credit is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

   PURCHASE PAYMENT AND       WITHDRAWAL
BONUS CREDIT AGE (IN YEARS)    CHARGE
---------------------------  -----------
         1                       7%
         2                       7%
         3                       6%
         4                       5%
         5                       4%
         6                       3%
         7                       2%
     8 and over                  0%

     The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) annuity options that provide for payments for life, or a period of at least seven years. The Company will waive the withdrawal charge in the event of a withdrawal after an Owner has become totally and permanently disabled after the Contract Date and prior to age 65. The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.

     The withdrawal charge is designed to reimburse the Company for costs and other expense associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expense are not recovered from the charge, such expense may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

MORTALITY AND EXPENSE RISK CHARGE - The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.60%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

                       ANNUAL MORTALITY AND
CONTRACT VALUE          EXPENSE RISK CHARGE
---------------------  ---------------------
Less than $25,000              0.85%
At least $25,000 but
  less than $100,000           0.70%
100,000 or more                0.60%

These amounts are also deducted during the Annuity Period. However, the annual mortality and expense risk charge during the Annuity Period is 1.25%, in lieu of the amounts set forth above, and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and operating the Subaccounts.

     The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

     The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.

ADMINISTRATION CHARGE - The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.

ACCOUNT ADMINISTRATION CHARGE - The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.

PREMIUM TAX CHARGE - Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter.

LOAN INTEREST CHARGE The Company charges interest on a loan at an annual effective rate of 7.4%. The Company also will credit the amount in the Loan Account with an annual effective rate of 3%. Because the Contract Value maintained in the Loan Account is always equal in amount to the outstanding loan balance and earns an annual effective rate of 3%, the net cost of a loan is 4.4%. Thus, the highest net cost of a loan you may be charged is 4.4%.

OTHER CHARGES - The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

VARIATIONS IN CHARGES - The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

OPTIONAL RIDER CHARGES - In addition to the charges and deductions discussed above, you may purchase certain optional Riders under the Contract. The Company makes each Rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, which is also available for purchase on a Contract Anniversary.

     The Company deducts a monthly charge from Contract Value for any Riders elected by the Owner. The Company generally will deduct the monthly Rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. You may not select riders with a total charge that exceeds 1.70% of Contract Value (1.55% of Contract Value if your contract was purchased before September 1, 2005, and 1.00% if one of the riders you select is the 0-Year Alternate Withdrawal Charge Rider). As an example, you may not purchase the Extra Credit Rider at 5% with a cost of 0.70% and the 0-Year Alternate Withdrawal Charge Rider with a cost of 0.70%, because the total cost of such Riders, 1.40%, would exceed the applicable maximum Rider charge of 1.00%.

OPTIONAL RIDER EXPENSES
(as a percentage of Contract Value allocated to Subaccounts)

                                                   Annual
                                       Rate(1)  Rider Charge
------------------------------------------------------------
Guaranteed Minimum                        3%         0.25%
Income Benefit                            5%         0.40%
-------------------------------------  -------  ------------
Annual Stepped Up Death Benefit          ---        0.25%
-------------------------------------  -------  ------------
Guaranteed Minimum Withdrawal Benefit    ---       0.55%(2)
-------------------------------------  -------  ------------
                                          3%         0.40%
Extra Credit(3)                           4%         0.55%
                                          5%         0.70%
-------------------------------------  -------  ------------
Alternate Withdrawal                    0-Year       0.70%
Charge                                  4-Year       0.60%(4)
------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2) The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for such Rider is used in calculating the maximum rider charge of 1.70% (1.55% if your Contract was issued before September 1, 2005, and 1.00% if one of the riders you select is the 0-Year Alternate Withdrawal Charge Rider).

(3) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(4) If the Company issued your rider prior to September 1, 2005, the charge for the 4-year Alternate Withdrawal Charge Rider is 0.55%.

GUARANTEE OF CERTAIN CHARGES - The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 0.85% (1.25% during the Annuity Period) of each Subaccount's average daily net assets; (2) the administration charge will not exceed an annual rate of 0.15% of each Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.

UNDERLYING FUND EXPENSES - Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the invest-ment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

ANNUITY PERIOD

GENERAL - You select the Annuity Start Date at the time of application. The Annuity Start Date must not be earlier than the 12-month anniversary of the Contract Date and may not be deferred beyond the later of the Annuitant's 90th birthday or the tenth annual Contract Anniversary, although the terms of a Qualified Plan and the laws of New York may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

     On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available as a variable, fixed, or combination of variable and fixed Annuity for use with the Subaccounts. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes and a pro rata account administration charge, if applicable.

     The Contract provides for six Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 6 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with Projection Scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually.

     Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

     You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

     You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.

     Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 5.

     If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 5, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 5, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax adviser before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 5. See "Value of Variable Annuity Payments: Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.

     An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period. The Contract specifies annuity tables for Annuity Options 1 through 6, described below. The tables, adjusted to reflect the assumed interest rate, contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity.

ANNUITY OPTIONS -

     OPTION 1 - LIFE INCOME. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS WILL CEASE UPON THE DEATH OF THE ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 2 - LIFE INCOME WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 % in lieu of the rate described above.

     OPTION 3 - LIFE WITH INSTALLMENT OR UNIT REFUND OPTION. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

     OPTION 4 -

     A. JOINT AND LAST SURVIVOR. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. The number of Annuity Units used to determine the annuity payment is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION 4A. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     B. JOINT AND LAST SURVIVOR WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. You may also select

Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 % in lieu of the rate described above.

     OPTION 5 -PERIOD CERTAIN. Periodic annuity payments will be made for a stated period, which may be 10, 15 or 20 years, as elected by the Owner. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

     OPTION 6 - JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTIONS 1 AND 4A, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 6 are based on an "assumed interest rate" of 3 %, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the net performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the net performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

     The Company calculates variable annuity payments under Options 1 through 6 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

     The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 6 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity.

     On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 5.

     Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

SELECTION OF AN OPTION - You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.
     The Company does not allow the Annuity Start Date to be deferred beyond the later of the Annuitant's 90th birthday or the tenth annual Contract
Anniversary.

THE FIXED ACCOUNT
     You may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company's General Account, which supports the Company's insurance and annuity obligations. The Company's General Account is subject to regulation and supervision by the New York Department of Insurance. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act").
Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see "The Contract."

     Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account. Please note that any amounts we guarantee in connection with the Fixed Account are subject to our financial strength and claims-paying ability.

INTEREST - Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least the specified minimum ("Guaranteed Rate"). The Guaranteed Rate accrues daily and ranges from an annual effective rate of 1% to 3% based upon the New York requirements. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate ("Current Rate") that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.

     Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account). The Current Rate paid on any such portion of Contract Value allocated or transferred to the Fixed Account will be guaranteed for rolling periods of one or more years (each a "Guarantee Period"). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.

     Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. In addition, if Guarantee Periods of different durations are offered, Contract Value allocated or transferred to the Fixed Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the duration of the Guarantee Period. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.

     For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, transfers from the Fixed Account pursuant to the Dollar Cost Averaging or Asset Reallocation Options will be deemed to be taken in the following order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee Period expires during the calendar month in which the withdrawal, loan, or transfer is effected; (2) then in the order beginning with that portion of such Contract Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about transfers and withdrawals from the Fixed Account, see "Transfers and Withdrawals From the Fixed Account." If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.

DEATH BENEFIT - The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See "Death Benefit."

CONTRACT CHARGES - Premium taxes and the account administration, optional rider and withdrawal charges will be the same for Owners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. For Contract Value that is allocated to the Fixed Account, any optional rider charges are deducted from Current Interest with respect to Contract Value allocated to the Fixed Account, to the extent that the resulting credit rate to the Fixed Account is no less than the Guaranteed Rate. The charges for mortality and expense risks and the administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you also will not participate in the investment experience of the Subaccounts.

TRANSFERS AND WITHDRAWALS FROM THE FIXED ACCOUNT - You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are allowed only (1) during the calendar month in which the applicable Guarantee Period expires, (2) pursuant to the Dollar Cost Averaging Option, provided that such transfers are scheduled to be made over a period of not less than six months, and (3) pursuant to the Asset Reallocation Option, provided that, upon receipt of the Asset Reallocation Request, Contract Value is allocated among the Fixed Account and the Subaccounts in the percentages selected by the Owner without violating the restrictions on transfers from the Fixed Account set forth in (1) above. Accordingly, if you desire to implement the Asset Reallocation Option, you should do so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts without violating the restrictions on transfers from the Fixed Account. Once you implement an Asset Reallocation Option, the restrictions on transfers will not apply to transfers made pursuant to the Option.

     The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $500 or (ii) the amount of Contract Value for which the Guarantee Period expires in the calendar month that the transfer is effected. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right to limit the number of transfers permitted each Contract Year to six transfers, to suspend transfers and to limit the amount that may be subject to transfers. See "Transfers of Contract Value."

     If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed Account, any transfers from the Fixed Account in connection with the Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such Purchase Payment or transfer. You may reestablish Dollar Cost Averaging or Asset Reallocation by submitting a written request to the Company. However, if for any reason a Dollar Cost Averaging Option is canceled, you may only reestablish the option after the expiration of the next monthly or quarterly anniversary that corresponds to the period selected in establishing the option.

     You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See "Full and Partial Withdrawals" and "Systematic Withdrawals." In addition, to the same extent as Owners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See "Loans."

PAYMENTS FROM THE FIXED ACCOUNT - Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a written request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.

MORE ABOUT THE CONTRACT

OWNERSHIP - The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as "Non-natural Persons." See "Federal Tax Matters."

     JOINT OWNERS. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

DESIGNATION AND CHANGE OF BENEFICIARY - The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

     Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public.

DIVIDENDS - The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

PAYMENTS FROM THE SEPARATE ACCOUNT - The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will effect a transfer between Subaccounts or from a Subaccount to the Fixed Account within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

- During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

- During which trading on the New York Stock Exchange is restricted as determined by the SEC,

- During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

- For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

PROOF OF AGE AND SURVIVAL - The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS - If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

LOANS - If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may borrow money under your Contract using the Contract Value as the only security for the loan. You may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Start Date. The minimum loan that may be taken is $1,000. The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Values or $10,000, whichever is greater ($10,000 limit is not available for contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974 ("ERISA")). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of your Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value, and the Company reserves the right to limit to one the number of loans outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company has no information concerning outstanding loans with other providers, we will only use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. Reference should be made to the terms of your particular Qualified Plan for any additional loan restrictions.

     When an eligible Owner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the "Loan Account," which is an account within the Fixed Account. Amounts allocated to the Loan Account earn an annual effective rate of 3%.

     Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The Company will charge interest on the loan at an annual effective rate of 7.4%. Because the Contract Value maintained in the Loan Account is always equal in amount to the outstanding loan balance and earns an annual effective rate of 3%, the net cost of a loan is 4.4%.

     Loans must be repaid within five years, unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. You must label each loan payment as such. If not labeled as a loan payment, amounts received by the Company will be treated as Purchase Payments. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

     If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the TOTAL OUTSTANDING LOAN BALANCE will be deemed to be in default. The total outstanding loan balance, which includes accrued interest, will be reported to the Internal Revenue Service ("IRS") on form 1099-R for the year in which the default occurred. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59 1/2. Once a loan has defaulted, regularly scheduled loan payments will not be accepted by the Company. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest may be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value or after the Contractowner attains age 59 1/2. The Contract will terminate automatically if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax adviser before requesting a loan.

     While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account. If a Guaranteed Minimum Income Benefit Rider is in effect, amounts allocated to the Loan Account will earn the minimum rate of interest guaranteed under the Fixed Account for the purpose of calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Internal Revenue Code.

     In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

     You should consult with your tax adviser on the effect of a loan.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS - Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59 1/2. See the discussion under "Tax Penalties."

     Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from
Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

     If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

     The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."

FEDERAL TAX MATTERS

INTRODUCTION - The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT.

TAX STATUS OF THE COMPANY
AND THE SEPARATE ACCOUNT -

     GENERAL. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

     CHARGE FOR THE COMPANY'S TAXES. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

     Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

     DIVERSIFICATION STANDARDS. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).

     In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contract-owner's gross income. The IRS has stated in published rulings that a variable contract-owner will be considered the owner of separate account assets if the contract-owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

     The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating Purchase Payments and Contract Values. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations or rulings are adopted, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objective or investment policies.

INCOME TAXATION OF ANNUITIES IN GENERAL-NON-QUALIFIED PLANS - Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

     SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY START DATE. Code Section
72 provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any withdrawal charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

     SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY START DATE. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

     For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the

Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

     PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d));
(vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

     If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or
(b) before the tax-payer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS -

     DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

     Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.

     GIFT OF ANNUITY CONTRACTS. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

     CONTRACTS OWNED BY NON-NATURAL PERSONS. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

     MULTIPLE CONTRACT RULE. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

     In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.

     POSSIBLE TAX CHANGES. In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

     TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

     OPTIONAL BENEFIT RIDERS. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

QUALIFIED PLANS - The Contract may be used with Qualified Plans that meet the requirements of Section 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

     The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner's Beneficiary designation or elected payment option may not be enforceable.

     The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

     The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

     SECTION 403(B). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity program.

     Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee's interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

     If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee's death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70 1/2. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

     If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.

     A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

     Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee.

     A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59 1/2, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hard-ship (earnings may not be distributed in the event of hardship).

     Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."



     SECTION 408. TRADITIONALINDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this paragraph are called "traditional IRAs" to distinguish them from "Roth IRAs," which are described below.

     IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or $5,000. Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($85,000 for 2008 for a married couple filing a joint return and $53,000 for 2008 for a single taxpayer). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $159,000 and $169,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

     Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

     In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70 1/2--the contract owner's retirement date, if any, will not affect his or her required beginning date. See "Section 403(b)." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.

     Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."

     SECTION 408A. ROTH IRAS. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $101,000 to $116,000 in adjusted gross income ($159,000 to $169,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000. Distributions from Roth 401(k) plans and Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.

     Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from a traditional IRA are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner's lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner's death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.

     ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.

     If any portion of the balance to the credit of an employee in a Section 403(b) plan (other than Roth sources) is paid to the employee in an "eligible rollover distribution" and the employee transfers any portion of the amount received to an "eligible retirement plan," then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

     An "eligible retirement plan" will be another Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under
Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth

403(b) to a Roth 401(k)) or to a Roth IRA. In early 2006, the rules for rollovers of Roth distributions have not been made final by the Internal Revenue Service. Anyone attempting to rollover Roth 403(b) contributions should seek competent tax advice.

     A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

     TAX PENALTIES. PREMATURE DISTRIBUTION TAX. Distributions from a
Qualified Plan before the participant reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; or (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

     The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59 1/2: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

     MINIMUM DISTRIBUTION TAX. If the amount distributed from a Qualified Plan is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax adviser.

     WITHHOLDING. Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

     Nonperiodic distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

     The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER TAX CONSIDERATIONS -

     FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

     GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

     ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

     FOREIGN TAX CREDITS. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

OTHER INFORMATION

VOTING OF UNDERLYING FUND SHARES - The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

     The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds.

     It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that we will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

SUBSTITUTION OF INVESTMENTS - The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

     In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

     The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of any Subaccount to another separate account or Subaccount.

     In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS - The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

REPORTS TO OWNERS - The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

     You will also receive an annual and semiannual report containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC PRIVILEGES - If the proper form has been completed, signed, and filed at the Company's Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

     Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

     The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

     By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

LEGAL PROCEEDINGS - The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. ("SDI") is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDI's ability to perform its contract with the Separate Account.

SALE OF THE CONTRACT - The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

     PRINCIPAL UNDERWRITER. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Corporation, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

     SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers (including Brecek & Young Advisors, Inc., an affiliate of the Company and SDI) that have entered into selling agreements with SDI for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by the state of New York insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2007, 2006 and 2005, the amounts paid to SDI in connection with all contracts sold through the Separate Account were $1,358,010.40, $281,725.71 and $233,386.53, respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including the following sales expenses: compensation and bonuses for SDI's management team, advertising expenses, and other expenses of distributing the Contract.

     SELLING BROKER-DEALERS. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

     COMPENSATION PAID TO ALL SELLING BROKER-DEALERS. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6.5% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and 0.65% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

     The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.

     ADDITIONAL COMPENSATION PAID TO SELECTED SELLING BROKER-DEALERS. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment;
(5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract. SDI has entered into an arrangement with Vantage Securities, Inc., where by Vantage is eligible for such payments.

     These payments may be significant, and are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

PERFORMANCE INFORMATION

     Performance information for the Subaccounts, including the yield and effective yield of the SBL Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

     Current yield for the SBL Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the SBL Money Market
Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the SBL Money Market Subaccount yields may also become extremely low and possibly negative.

     For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.

     Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

     Although the Contract was not available for purchase until February 1, 2005, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contract that incorporate the performance of the Underlying Funds.

     Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield of the SBL Money Market Subaccount and total returns of the Subaccounts, see the Statement of Additional Information.

ADDITIONAL INFORMATION

REGISTRATION STATEMENT - A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL STATEMENTS - The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, and the financial statements of Variable Annuity Account B - SecureDesigns Variable Annuity at December 31, 2007, and for each of the specified periods ended December 31, 2007, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional Information for SecureDesigns Variable Annuity contains more specific information and financial statements relating to the Company and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to Company at P.O. Box 750497, Topeka, KS 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
  Safekeeping of Assets
METHOD OF DEDUCTING THE EXCESS CHARGE
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
  Section 403(b)
  Sections 408 and 408A
PERFORMANCE INFORMATION
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FINANCIAL STATEMENTS

OBJECTIVES FOR UNDERLYING FUNDS

There is no guarantee that any Underlying Fund will meet its investment objective.

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY BE FOUND IN THE RESPECTIVE PROSPECTUSES. PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS.

                       SHARE CLASS
UNDERLYING FUND      (IF APPLICABLE)         INVESTMENT OBJECTIVE                         INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic       Series II        Long-term growth of capital         Sub-adviser(s): AIM Funds Management Inc. (AIM
Value Fund                                                                Funds Management Inc. anticipates changing its
                                                                          name to Invesco Trimark Investment Management
                                                                          Inc. on or prior to December 31, 2008); Invesco
                                                                          Global Asset Management (N.A.), Inc.; Invesco
                                                                          Institutional (N.A.), Inc.; Invesco Senior Secured
                                                                          Management, Inc.; Invesco Hong Kong Limited;
                                                                          Invesco Asset Management Limited; Invesco Asset
                                                                          Management (Japan) Limited; Invesco Asset
                                                                          Management Deutschland, GmbH; and Invesco
                                                                          Australia Limited.
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
AIM V.I. Capital     Series II        Long-term growth of capital         Sub-adviser(s): AIM Funds Management Inc. (AIM
Development                                                               Funds Management Inc. anticipates changing its
Fund                                                                      name to Invesco Trimark Investment Management
                                                                          Inc. on or prior to December 31, 2008); Invesco
                                                                          Global Asset Management (N.A.), Inc.; Invesco
                                                                          Institutional (N.A.), Inc.; Invesco Senior Secured
                                                                          Management, Inc.; Invesco Hong Kong Limited;
                                                                          Invesco Asset Management Limited; Invesco Asset
                                                                          Management (Japan) Limited; Invesco Asset
                                                                          Management Deutschland, GmbH; and Invesco
                                                                          Australia Limited.
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
AIM V.I. Global      Series I         Capital growth                      Sub-adviser(s): AIM Funds Management Inc. (AIM
Health Care Fund                                                          Funds Management Inc. anticipates changing its
                                                                          name to Invesco Trimark Investment Management
                                                                          Inc. on or prior to December 31, 2008); Invesco
                                                                          Global Asset Management (N.A.), Inc.; Invesco
                                                                          Institutional (N.A.), Inc.; Invesco Senior Secured
                                                                          Management, Inc.; Invesco Hong Kong Limited;
                                                                          Invesco Asset Management Limited; Invesco Asset
                                                                          Management (Japan) Limited; Invesco Asset
                                                                          Management Deutschland, GmbH; and Invesco
                                                                          Australia Limited.
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
AIM V.I. Global      Series I         Achieve high total return through   Sub-adviser(s): AIM Funds Management Inc. (AIM
Real Estate Fund                      growth of capital and current       Funds Management Inc. anticipates changing its
                                      income.                             name to Invesco Trimark Investment Management
                                                                          Inc. on or prior to December 31, 2008); Invesco
                                                                          Global Asset Management (N.A.), Inc.; Invesco
                                                                          Institutional (N.A.), Inc.; Invesco Senior Secured
                                                                          Management, Inc.; Invesco Hong Kong Limited;
                                                                          Invesco Asset Management Limited; Invesco Asset
                                                                          Management (Japan) Limited; Invesco Asset
                                                                          Management Deutschland, GmbH; and Invesco
                                                                          Australia Limited.
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
AIM V.I.             Series II        To provide long-term growth of      Sub-adviser(s): AIM Funds Management Inc. (AIM
International                         capital                             Funds Management Inc. anticipates changing its
Growth Fund                                                               name to Invesco Trimark Investment Management
                                                                          Inc. on or prior to December 31, 2008); Invesco
                                                                          Global Asset Management (N.A.), Inc.; Invesco
                                                                          Institutional (N.A.), Inc.; Invesco Senior Secured
                                                                          Management, Inc.; Invesco Hong Kong Limited;
                                                                          Invesco Asset Management Limited; Invesco Asset
                                                                          Management (Japan) Limited; Invesco Asset
                                                                          Management Deutschland, GmbH; and Invesco
                                                                          Australia Limited.
-----------------------------------------------------------------------------------------------------------------------------


                                       55

                       SHARE CLASS
UNDERLYING FUND      (IF APPLICABLE)         INVESTMENT OBJECTIVE                         INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap     Series II        Long-term growth of capital         Sub-adviser(s): AIM Funds Management Inc. (AIM
Core Equity Fund                                                          Funds Management Inc. anticipates changing its
                                                                          name to Invesco Trimark Investment Management
                                                                          Inc. on or prior to December 31, 2008); Invesco
                                                                          Global Asset Management (N.A.), Inc.; Invesco
                                                                          Institutional (N.A.), Inc.; Invesco Senior Secured
                                                                          Management, Inc.; Invesco Hong Kong Limited;
                                                                          Invesco Asset Management Limited; Invesco Asset
                                                                          Management (Japan) Limited; Invesco Asset
                                                                          Management Deutschland, GmbH; and Invesco
                                                                          Australia Limited.
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
American             Class II         Seeks long-term growth with         American Century Investment Management, Inc.
Century VP Mid                        income as a secondary objective     4500 Main Street
Cap Value                                                                 Kansas City, MO 64111-1816
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
American             Class II         Long-term capital growth            American Century Investment Management, Inc.
Century VP                                                                4500 Main Street
Ultra(R) Fund                                                             Kansas City, MO 64111-1816
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
American             Class II         Long-term capital growth            American Century Investment Management, Inc.
Century VP Value                                                          4500 Main Street
Fund                                                                      Kansas City, MO 64111-1816
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
Dent Strategic                        Long-term growth of capital         HS Dent Investment Management LLC
Portfolio                                                                 15310 Amberly Drive, Suite 165
                                                                          Tampa, FL
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
Dreyfus IP           Service          Capital appreciation                The Dreyfus Corporation
Technology                                                                200 Park Avenue
Growth Portfolio                                                          New York, NY 10166-0039
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
Dreyfus VIF          Service          Long-term capital growth            The Dreyfus Corporation
International                                                             200 Park Avenue
Value Portfolio                                                           New York, NY 10166-0039
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
Franklin Income      Class 2          Maximize income while               Franklin Advisers, Inc.
Securities Fund                       maintaining prospects for capita    One Franklin Parkway
                                      appreciation                        San Mateo, CA 94403-1906
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
Franklin Small       Class 2          Long-term total return              Franklin Advisory Services, LLC
Cap Value                                                                 One Parker Plaza, Ninth Floor
Securities Fund                                                           Fort Lee, NJ 07024-2920
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
Franklin                              Capital appreciation                Franklin Advisers, Inc.
Templeton VIP                                                             One Franklin Parkway
Founding Funds                                                            San Mateo, CA 94403-1906
Allocation
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
Janus Aspen          Service          Seeks long-term growth of           Janus Capital Management LLC
INTECH Risk-                          capital                             151 Detroit Street
Managed Core                                                              Denver, CO 80206-4805
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
Janus Aspen          Service          Seeks long-term growth of           Janus Capital Management LLC
Large Cap                             capital in a manner consistent      151 Detroit Street
Growth                                with the preservation of capital    Denver, CO 80206-4805
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
Janus Aspen Mid      Service          Seeks long-term growth of           Janus Capital Management LLC
Cap Growth                            capital                             151 Detroit Street
                                                                          Denver, CO 80206-4805
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
Legg Mason           Class II         Capital appreciation                Legg Mason Partners Fund Advisor, LLC
Partners Variable                                                         620 Eighth Avenue
Aggressive                                                                New York, NY 10018
Growth Portfolio
                                                                          Subadviser:
                                                                          ClearBridge Advisors, LLC
                                                                          620 Eighth Avenue
                                                                          New York, NY 10018
-----------------------------------------------------------------------------------------------------------------------------

                                       56

                       SHARE CLASS
UNDERLYING FUND      (IF APPLICABLE)         INVESTMENT OBJECTIVE                         INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------

Legg Mason           Class II         Seeks to maximize total return,     Legg Mason Partners Fund Advisor, LLC
Partners Variable                     consistent with the preservation    620 Eighth Avenue
Global High Yield                     of capital                          New York, NY 10018
Bond Portfolio
                                                                          Subadviser(s):
                                                                          Western Asset Management Company
                                                                          385 East Colorado Boulevard
                                                                          Pasadena, CA 91101

                                                                          Western Asset Management Company Limited
                                                                          10 Exchange Square
                                                                          Primrose Street
                                                                          London EC2A 2EN
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
Legg Mason           Class I          Long-term growth of capital         Legg Mason Partners Fund Advisor, LLC
Partners Variable                                                         620 Eighth Avenue
Small Cap                                                                 New York, NY 10018
Growth Portfolio
                                                                          Subadviser:
                                                                          ClearBridge Advisors, LLC
                                                                          620 Eighth Avenue
                                                                          New York, NY 10018
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
MFS(R) VIT           Service          Capital appreciation
Research                                                                  Massachusetts Financial Services Company
International                                                             500 Boylston Street
Series                                                                    Boston, MA 02116-3741
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
MFS(R) VIT Total     Service          To Seek Total Return                Massachusetts Financial Services Company
Return Series                                                             500 Boylston Street
                                                                          Boston, MA 02116-3741
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
MFS(R) VIT           Service          To Seek Total Return                Massachusetts Financial Services Company
Utilities Series                                                          500 Boylston Street
                                                                          Boston, MA 02116-3741
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
Mutual Discovery     Class 2          Capital appreciation                Franklin Mutual Advisers, LLC
Securities Fund                                                           101 John F. Kennedy Parkway
                                                                          Short Hills, NJ 07078-2797

                                                                          Franklin Templeton Investment Management
                                                                          Limited
                                                                          The Adelphi Building
                                                                          1-11 John Adam Street
                                                                          London WC2N 6HT
                                                                          (Sub-Adviser)
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
Neuberger            Class S          Long-term growth of capital by      Neuberger Berman Management Inc.
Berman AMT                            investing primarily in securities   605 Third Avenue, 2nd Floor
Socially                              of companies that meet the          New York, NY 10158-3698
Responsive                            Fund's financial criteria and       (Investment Adviser)
                                      social policy
                                                                          Neuberger Berman, LLC
                                                                          605 Third Avenue, 2nd Floor
                                                                          New York, NY 10158-3698
                                                                          (Sub-Adviser)
-----------------------------------------------------------------------------------------------------------------------------


                                       57

                       SHARE CLASS
UNDERLYING FUND      (IF APPLICABLE)         INVESTMENT OBJECTIVE                         INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------

Neuberger            Class S          Long-term growth of capital by      Neuberger Berman Management Inc.
Berman AMT                            investing primarily in securities   605 Third Avenue, 2nd Floor
Socially                              of companies that meet the          New York, NY 10158-3698
Responsive                            Fund's financial criteria and       (Investment Adviser)
                                      social policy
                                                                          Neuberger Berman, LLC
                                                                          605 Third Avenue, 2nd Floor
                                                                          New York, NY 10158-3698
                                                                          (Sub-Adviser)
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
Oppenheimer          Service          The Fund seeks a high level of      OppenheimerFunds, Inc.
Core Bond                             current income principally          Two World Financial Center
Fund/VA                               derived from interest on debt       225 Liberty Street, 11th Floor
                                      securities. The Fund invests        New York, NY 10281
                                      mainly in debt securities of
                                      issuers in three market sectors:
                                      foreign governments and
                                      companies, U.S. governments
                                      and companies, U.S.
                                      government securities and
                                      lower-grade high yield securities
                                      of U.S. and foreign companies.
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
                     Service          This Fund invests in a well-        OppenheimerFunds, Inc.
Oppenheimer                           diversified mix of smaller          Two World Financial Center
Main Street Small                     company stocks for capital          225 Liberty Street, 11th Floor
Cap Fund(R)/VA                        appreciation potential.             New York, NY 10281
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
PIMCO VIT All        Administrative   Maximum real return consistent      Pacific Investment Management Company LLC
Asset Portfolio                       with preservation of real capital   840 Newport Center Drive, Suite 100
                                      and prudent investment              Newport Beach, CA 92660-6398
                                      management
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
PIMCO VIT            Administrative   Maximum real return consistent      Pacific Investment Management Company LLC
Commodity-                            with prudent investment             840 Newport Center Drive, Suite 100
RealReturn                            management                          Newport Beach, CA 92660-6398
Strategy Portfolio
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
PIMCO VIT            Advisor          Seeks maximum total return,
Emerging                              consistent with preservation of     Pacific Investment Management Company LLC
Markets Bond                          capital and prudent investment      840 Newport Center Drive, Suite 100
                                      management                          Newport Beach, CA 92660-6398
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
PIMCO VIT            Administrative   Maximum total return, consistent
Foreign Bond                          with preservation of capital and    Pacific Investment Management Company LLC
Portfolio (U.S.                       prudent investment                  840 Newport Center Drive, Suite 100
Dollar-Hedged)                        management                          Newport Beach, CA 92660-6398
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
PIMCO VIT Low        Administrative   Seeks maximum total return
Duration Portfolio                    consistent with preservation of     Pacific Investment Management Company LLC
                                      capital and prudent investment      840 Newport Center Drive, Suite 100
                                      management                          Newport Beach, CA 92660-6398
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
PIMCO VIT Real       Administrative   Maximum real return consistent
Return Portfolio                      with preservation of real capital   Pacific Investment Management Company LLC
                                      and prudent investment              840 Newport Center Drive, Suite 100
                                      management                          Newport Beach, CA 92660-6398
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
PIMCO VIT Small      Advisor          Seeks total return which
Cap                                   exceeds that of the Russell 2000    Pacific Investment Management Company LLC
StocksPLUS(R)                                                             840 Newport Center Drive, Suite 100
TR                                                                        Newport Beach, CA 92660-6398
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
Royce Micro-Cap                       Long-term growth of capital         Royce & Associates, LLC
                                                                          1414 Avenue of the Americas
                                                                          New York, NY 10019-2570
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
RVT CLS                               Long-term growth of capital         Rydex Investments
AdvisorOne                            without regard to current income    9601 Blackwell Rd., Suite 500
Amerigo Fund                                                              Rockville, MD 20850-6478
                                                                          (Investment Adviser)

                                                                          CLS Investment Firm, LLC
                                                                          4020 South 147th Street
                                                                          Omaha, NE 68137-5401
                                                                          (Sub-adviser)
-----------------------------------------------------------------------------------------------------------------------------


                                       58

                       SHARE CLASS
UNDERLYING FUND      (IF APPLICABLE)         INVESTMENT OBJECTIVE                         INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------

RVT CLS                               Current income and growth of        Rydex Investments
AdvisorOne                            capital                             9601 Blackwell Road, Suite 500
Clermont Fund                                                             Rockville, MD 20850-6478
                                                                          (Investment Adviser)

                                                                          CLS Investment Firm, LLC
                                                                          4020 South 147th St.
                                                                          Omaha, NE 68137
                                                                          (Sub-adviser)
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
Rydex VT                              Seeks to provide capital            Rydex Investments
Absolute Return                       appreciation consistent with the    9601 Blackwell Road, Suite 500
Strategies                            return and risk characteristics of  Rockville, MD 20850-6478 the hedge fund universe.
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
Rydex VT                              Investment returns with a low       Rydex Investments
Alternative                           correlation to the returns of       9601 Blackwell Road, Suite 500
Strategies                            traditional stocks and bonds        Rockville, MD 20850-6478
Allocation
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
Rydex VT                              The Essential Portfolio             Rydex Investments
Essential                             Aggressive Fund's objective is to   9601 Blackwell Road, Suite 500
Portfolio                             primarily seek growth of capital.   Rockville, MD 20850-6478
Aggressive
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
Rydex VT                              The Essential Portfolio             Rydex Investments
Essential                             Conservative Fund's objective is    9601 Blackwell Road, Suite 500
Portfolio                             to primarily seek preservation of   Rockville, MD 20850-6478
Conservative                          capital and, secondarily, to seek
                                      long-term growth of capital.
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
Rydex VT                              The Essential Portfolio Moderate    Rydex Investments
Essential                             Fund's objective is to primarily    9601 Blackwell Road, Suite 500
Portfolio                             seek growth of capital and,         Rockville, MD 20850-6478
Moderate                              secondarily, to seek
                                      preservation of capital.
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
Rydex VT                              Seeks to provide capital            Rydex Investments
Hedged Equity                         appreciation consistent with the    9601 Blackwell Road, Suite 500
                                      return and risk characteristics of  Rockville, MD 20850-6478 the long/short hedge fund
                                      universe.
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
Rydex VT                              Long-term capital appreciation      Rydex Investments
International                                                             9601 Blackwell Road, Suite 500
Rotation                                                                  Rockville, MD 20850-6479
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
Rydex VT Multi-                       Long-term capital appreciation      Rydex Investments
Cap Core Equity                                                           9601 Blackwell Road, Suite 500
                                                                          Rockville, MD 20850-6478
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
Rydex VT Sector                       Long-term capital appreciation      Rydex Investments
Rotation Fund                                                             9601 Blackwell Road, Suite 500
                                                                          Rockville, MD 20850-6478
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
SBL Fund                              Long-term growth of capital         Security Investors, LLC
Series A                                                                  One Security Benefit Place
(SBL Equity)                                                              Topeka, KS 66636-0001
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
SBL Fund                              Long-term growth of capital         Security Investors, LLC
Series B                                                                  One Security Benefit Place
(SBL Large Cap                                                            Topeka, KS 66636-0001
Value)
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
                                      As high a level of current income   Security Investors, LLC
SBL Fund                              as is consistent with               One Security Benefit Place
Series C                              preservation of capital by          Topeka, KS 66636-0001
(SBL Money                            investing in money market
Market)                               securities with varying
                                      maturities.
-----------------------------------------------------------------------------------------------------------------------------


                                       59

                       SHARE CLASS
UNDERLYING FUND      (IF APPLICABLE)         INVESTMENT OBJECTIVE                         INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------

SBL Fund Series D                     Long-term growth of capital         Security Investors, LLC
(SBL Global)                                                              One Security Benefit Place
                                                                          Topeka, KS 66636-0001
                                                                          (Investment Adviser)

                                                                          Security Global Investors, LLC
                                                                          Two Embarcadero Center, Suite 2350
                                                                          San Francisco, CA 94111
                                                                          (Sub-Adviser)
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
SBL Fund Series E                     Current income with security of     Security Investors, LLC
(SBL Diversified                      principal                           One Security Benefit Place
Income)                                                                   Topeka, KS 66636-0001
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
SBL Fund Series H                     Outperform S&P 500 Index            Security Investors, LLC
(SBL Enhanced                                                             One Security Benefit Place
Index)                                                                    Topeka, KS 66636-0001
                                                                          (Investment Adviser)

                                                                          Northern Trust Investments, N.A.
                                                                          50 LaSalle Street
                                                                          Chicago, IL 60675
                                                                          (Sub-Adviser)
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
SBL Fund Series J                     Capital appreciation                Security Investors, LLC
(SBL Mid Cap                                                              One Security Benefit Place
Growth)                                                                   Topeka, KS 66636-0001
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
SBL Fund Series N                     High level of total return          Security Investors, LLC
(SBL Managed                                                              One Security Benefit Place
Asset Allocation)                                                         Topeka, KS 66636-0001
                                                                          (Investment Adviser)

                                                                          T. Rowe Price Associates, Inc.
                                                                          100 East Pratt Street
                                                                          Baltimore, MD 21202-1090
                                                                          (Sub-Adviser)
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
SBL Fund Series O                     Substantial dividend income and     Security Investors, LLC
(SBL Equity                           capital appreciation                One Security Benefit Place
Income)                                                                   Topeka, KS 66636-0001
                                                                          (Investment Adviser)

                                                                          T. Rowe Price Associates, Inc.
                                                                          100 East Pratt Street
                                                                          Baltimore, MD 21202-1090
                                                                          (Sub-Adviser)
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
SBL Fund Series P                     High current income and capital     Security Investors, LLC
(SBL High Yield)                      appreciation as a secondary         One Security Benefit Place
                                      objective                           Topeka, KS 66636-0001
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
SBL Fund Series Q                     Capital growth                      Security Investors, LLC
(SBL Small Cap                                                            One Security Benefit Place
Value)                                                                    Topeka, KS 66636-0001
                                                                          (Investment Adviser)

                                                                          Wells Capital Management, Incorporated
                                                                          525 Market Street, 10th Floor
                                                                          San Francisco, CA 94105
                                                                          (Sub-Adviser)
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
SBL Fund Series V                     Long-term growth of capital         Security Investors, LLC
(SBL Mid Cap                                                              One Security Benefit Place
Value)                                                                    Topeka, KS 66636-0001
-----------------------------------------------------------------------------------------------------------------------------


                                       60

                       SHARE CLASS
UNDERLYING FUND      (IF APPLICABLE)         INVESTMENT OBJECTIVE                         INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------

SBL Fund Series X                     Long-term growth of capital         Security Investors, LLC
(SBL Small Cap                                                            One Security Benefit Place
Growth)                                                                   Topeka, KS 66636-0001
                                                                          (Investment Adviser)

                                                                          RS Investment Management, L.P.
                                                                          388 Market Street
                                                                          San Francisco, CA 94111
                                                                          (Sub-Adviser)
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
SBL Fund Series Y                     Long-term growth of capital         Security Investors, LLC
(SBL Select 25)                                                           One Security Benefit Place
                                                                          Topeka, KS 66636-0001
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
SBL Fund Series Z                     Long-term growth of capital         Security Investors, LLC
(SBL Alpha                                                                One Security Benefit Place
Opportunity)                                                              Topeka, KS 66636-0001
                                                                          (Investment Adviser)

                                                                          Mainstream Investment Advisers, LLC
                                                                          101 West Spring Street, Suite 401
                                                                          New Albany, IN 47150-3610
                                                                          (Sub-Adviser)
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
Van Kampen LIT       Class II         Capital growth and income           Van Kampen Asset Management
Comstock                              through investments in equity       522 Fifth Avenue
Portfolio                             securities, including common        New York, NY 10036
                                      stocks, preferred stocks and
                                      securities convertible into
                                      common and preferred stocks
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
Van Kampen LIT       Class II         High current return consistent      Van Kampen Asset Management
Government                            with preservation of capital        522 Fifth Avenue
Portfolio                                                                 New York, NY 10036
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
Van Kampen UIF       Class II         Seeks long-term capital             Morgan Stanley Investment Management Inc.
Emerging                              appreciation.                       1221 Avenue of the Americas
Markets Equity                                                            New York, NY 10020-1008
-------------------  ---------------  ----------------------------------  ---------------------------------------------------
Van Kampen UIF       Class II         Capital appreciation and current    Morgan Stanley Investment Management Inc.
Equity and                            income                              522 Fifth Avenue
Income Portfolio                                                          New York, NY 10036
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       SECUREDESIGNS(R) VARIABLE ANNUITY

                           VARIABLE ANNUITY ACCOUNT B

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATE: MAY 1, 2008


                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT


                                    ISSUED BY
      FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
                         70 WEST RED OAK LANE, 4TH FLOOR
                             WHITE PLAINS, NY 10604
                                 1-800-355-4570

                                MAILING ADDRESS:
      FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497
                                 1-800-888-2461


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the SecureDesigns Variable Annuity dated May 1, 2008, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from First Security Benefit Life Insurance and Annuity Company of New York (the "Company") by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.


--------------------------------------------------------------------------------
6959 A (R5-07)                                                       32-69593-01

                                TABLE OF CONTENTS


                                                                            Page

GENERAL INFORMATION AND HISTORY..............................................  3
   Safekeeping of Assets.....................................................  3

METHOD OF DEDUCTING THE EXCESS CHARGE........................................  3

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS........  4
   Section 403(b)............................................................  4
   Sections 408 and 408A.....................................................  4

PERFORMANCE INFORMATION......................................................  4

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................  5

FINANCIAL STATEMENTS.........................................................  6

GENERAL INFORMATION AND HISTORY
For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the "Contract"), First Security Benefit Life Insurance and Annuity Company of New York ("the Company"), and the Variable Annuity Account B (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

METHOD OF DEDUCTING
THE EXCESS CHARGE
The minimum mortality and expense risk charge of 0.60%, and the administration charge of 0.15%, on an annual basis, of each Subaccount's average daily net assets, are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis.

Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a monthly subaccount adjustment for each Subaccount on one Valuation Date of each calendar month ("Record Date"). The Company will pay the monthly subaccount adjustment on a subsequent Valuation Date ("Reinvestment Date") within five Valuation Dates of the Record Date. Such monthly subaccount adjustment will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net subaccount adjustment equal to:

1.   the amount of subaccount adjustment per Accumulation Unit; times

2. the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3. the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.

The monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the SBL Equity Subaccount and no Riders, the Excess Charge would be computed as follows:

---------------------------------------------- --- --------
Mortality and Expense Risk Charge..........         0.70%
Plus:  Optional Rider Charge...............     +   N/A
Less:  Minimum Charge......................     -   0.60%
                                                    -----
Excess Charge on an Annual Basis...........         0.10%
---------------------------------------------- --- --------

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the monthly subaccount adjustment amount would be as follows:

-----------------------------------------------------------
Accumulation Unit Value as of
   Valuation Date before Record Date...        $10.00
Accumulation Unit Value
   as of Reinvestment Date.............       $  9.975
                                               -------
Gross Subaccount Adjustment Per Unit...       $  0.025
Less:  Excess Charge Per Unit..........    -  $  0.00085
                                              ----------
Net Subaccount Adjustment Per Unit.....       $  0.02415
Times:  Number of Accumulation Units...    x       5,000
                                                   -----
Net Subaccount Adjustment Amount.......       $   120.75
-----------------------------------------------------------


The monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the SBL Equity Subaccount, as follows: $0.02415 (net subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals
12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the subaccount adjustment reinvestment.

After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 1.25%. This charge is factored into the annuity unit values on each Valuation Date.

LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS

SECTION 403(B) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.

Section 402(g) generally limits an employee's annual elective contributions to a 403(b) annuity and any 401(k) arrangement to $15,500 for tax year 2008. The $15,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch-up contributions equal to $5,000, can be made to a 403(b) annuity during the 2008 tax year. The $5,000 limit may also be adjusted for inflation in $500 increments for future tax years.

The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.

Section 415(c) also provides an overall limit on the amount of employer and employee elective contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally, the
Section 415(c) limit for 2007 is the





SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or $5,000 If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.


Spousal IRAs allow an owner and his or her spouse to contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable amount as shown in the table above or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.


Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $46,000. Salary reduction contributions, if any, are subject to additional annual limits.


PERFORMANCE INFORMATION Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the SBL Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the SBL Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the SBL Money Market Subaccount assume that all monthly subaccount adjustments received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as "Standardized Total Return") are calculated from the Separate Account inception date, and reflect the deduction of the maximum mortality and expense risk charge of 0.85%, the maximum optional Rider charges of 1.70%, the administration charge of 0.15%, the account administration charge of $30, and the contingent deferred sales charge.


Other total return figures (referred to as "Non-Standardized Total Return") may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return that reflects such charges and which date from the Separate Account inception date.


Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.

Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.

Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, and the financial statements of Variable Annuity Account B - SecureDesigns Variable Annuity at December 31, 2007, and for each of the specified periods ended December 31, 2007, or for portions of such periods as disclosed in the financial statements, included in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main St. Suite 2000, Kansas City, MO, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


FINANCIAL STATEMENTS


The financial statements of First Security Benefit Life Insurance and Annuity Company of New York as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, and the financial statements of Variable Annuity Account B - SecureDesigns Variable Annuity at December 31, 2007, and for each of the specified periods ended December 31, 2007, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.


The financial statements of First Security Benefit Life Insurance and Annuity Company of New York, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

FINANCIAL STATEMENTS

First Security Benefit Life Insurance and Annuity Company of New York (An Indirect Wholly Owned Subsidiary of Security Benefit Mutual Holding Company) Years Ended December 31, 2007, 2006, and 2005 With Report of Independent Registered Public Accounting Firm

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                              Financial Statements

                  Years Ended December 31, 2007, 2006, and 2005

                                    Contents

Report of Independent Registered Public Accounting Firm .....................  1

Audited Financial Statements

Balance Sheets ..............................................................  2
Statements of Income ........................................................  3
Statements of Changes in Stockholder's Equity ...............................  4
Statements of Cash Flows ....................................................  5
Notes to Financial Statements ...............................................  6

             Report of Independent Registered Public Accounting Firm

The Board of Directors
First Security Benefit Life Insurance
   and Annuity Company of New York

We have audited the accompanying balance sheets of First Security Benefit Life Insurance and Annuity Company of New York (the Company), an indirect wholly owned subsidiary of Security Benefit Mutual Holding Company, as of December 31, 2007 and 2006, and the related statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.

                                                               Ernst & Young LLP

February 26, 2008

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                                 Balance Sheets

                                                                                December 31
                                                                            2007         2006
                                                                         ------------------------
                                                                              (In Thousands)
Assets
Bonds available-for-sale                                                 $   10,884   $    8,304
Policy loans                                                                    130           --
Cash and cash equivalents                                                     1,123        1,904
Deferred policy acquisition costs                                             5,659        4,175
Deferred sales inducement costs                                               4,677        3,954
Deferred income tax asset                                                        --            4
Income taxes receivable                                                         173           38
Due from affiliates                                                              --          327
Reinsurance recoverable                                                         456          273
Other assets                                                                    152          163
Separate account assets                                                     176,157      143,638
                                                                         ------------------------
Total assets                                                             $  199,411   $  162,780
                                                                         ========================

Liabilities and stockholder's equity
Liabilities:
   Policy reserves and annuity account values                            $    8,862   $    6,607
   Other liabilities                                                            376          146
   Due to affiliates                                                            324           --
   Deferred income tax liability                                                530           --
   Separate account liabilities                                             176,157      143,638
                                                                         ------------------------
Total liabilities                                                           186,249      150,391

Stockholder's equity:
   Common stock, $10 par value; 200,000 nonconvertible shares
     authorized, issued, and outstanding                                      2,000        2,000
   Additional paid-in capital                                                 8,600        8,600
   Accumulated other comprehensive income (loss)                                 56          (15)
   Retained earnings                                                          2,506        1,804
                                                                         ------------------------
Total stockholder's equity                                                   13,162        2,389
                                                                         ------------------------
Total liabilities and stockholder's equity                               $  199,411   $  162,780
                                                                         ========================

See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                              Statements of Income

                                                              Year Ended December 31
                                                            2007       2006       2005
                                                          -------------------------------
                                                                 (In Thousands)
Revenues:
   Asset-based fees                                       $  3,652   $  2,927   $  2,212
   Net investment income                                       594        326        280
   Other revenues                                               --          1          2
   Realized capital loss                                        --         (5)        --
                                                          -------------------------------
Total revenues                                               4,246      3,249      2,494

Benefits and expenses:
   Interest credited to annuity account balances               324        108         64
   Commissions and other operating expenses                  3,045      2,167      1,946
                                                          -------------------------------
Total benefits and expenses                                  3,369      2,275      2,010
                                                          -------------------------------

Income before income tax expense                               877        974        484
Income tax expense                                             175        378        139
                                                          -------------------------------
Net income                                                $    702   $    596   $    345
                                                          ===============================

See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                  Statements of Changes in Stockholder's Equity

                                                                                  Accumulated
                                                                    Additional       Other                      Total
                                                           Common     Paid-In    Comprehensive   Retained   Stockholder's
                                                           Stock      Capital    Income (Loss)   Earnings      Equity
                                                          ---------------------------------------------------------------
                                                                                  (In Thousands)
Balance at January 1, 2005                                $ 2,000    $ 6,600     $          67   $    863     $    9,530
   Comprehensive income:
      Net income                                               --         --                --        345            345
      Other comprehensive loss -- unrealized
        loss on available-for-sale bonds, net
        of income taxes of $45                                 --         --               (86)        --            (86)
                                                                                                              ----------
   Comprehensive income                                                                                              259
                                                          --------------------------------------------------------------
Balance at December 31, 2005                                2,000      6,600               (19)     1,208          9,789
   Comprehensive income:
      Net income                                               --         --                --        596            596
      Other comprehensive income -- unrealized
        loss on available-for-sale bonds, net
        of losses reclassified into earnings
        of $5, net of income tax benefit of $12                --         --                 4         --              4
                                                                                                              ----------
   Comprehensive income                                                                                              600
   Capital contribution from parent                            --      2,000                --         --          2,000
                                                          --------------------------------------------------------------
Balance at December 31, 2006                                2,000      8,600               (15)     1,804         12,389
   Comprehensive income:
      Net income                                               --         --                --        702            702
      Other comprehensive income -- unrealized
        gain on available-for-sale bonds, net
        of income taxes of $49                                 --         --                71         --             71
                                                                                                              ----------
   Comprehensive income                                                                                              773
                                                          --------------------------------------------------------------
Balance at December 31, 2007                              $ 2,000    $ 8,600     $          56   $  2,506     $   13,162
                                                          ==============================================================

See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                            Statements of Cash Flows

                                                                                Year Ended December 31
                                                                             2007       2006        2005
                                                                           --------------------------------
                                                                                    (In Thousands)
Operating activities
Net income                                                                 $    702   $     596   $    345
Adjustments to reconcile net income to net cash and cash
  equivalents provided by (used in) operating activities:
     Interest credited to annuity account balances                              324         108         64
     Policy acquisition costs deferred                                       (2,198)     (1,885)    (1,456)
     Amortization of deferred policy acquisition costs                          714         391        157
     Sales inducement costs deferred                                         (1,408)     (1,272)      (885)
     Amortization of sales inducement costs                                     685         564        669
     Deferred income taxes                                                      486         239        (23)
     Change in income taxes                                                    (135)       (198)      (100)
     Change in due from/to affiliates                                           651        (162)      (183)
     (Increase) decrease in other assets                                       (172)        189       (332)
     Increase (decrease)in other liabilities                                    230         (91)      (155)
     Other changes in operating assets and liabilities                          255         124         59
                                                                           --------------------------------
Net cash and cash equivalents provided by (used in) operating activities        134      (1,397)    (1,840)

Investing activities
Sales, maturities, or repayments of bonds available-for-sale                  1,700       2,507      1,348
Acquisitions of bonds available-for-sale                                     (4,174)     (5,303)    (2,736)
Net increase in policy loans                                                   (130)         --         --
Net sales of short-term investments                                              --          --      2,309
                                                                           --------------------------------
Net cash and cash equivalents (used in) provided by
  investing activities                                                       (2,604)     (2,796)       921

Financing activities
Deposits to annuity account balances                                          4,471       6,746      2,579
Withdrawals from annuity account balances                                    (2,782)     (2,874)    (2,357)
Capital contribution from parent                                                 --       2,000         --
                                                                           --------------------------------
Net cash and cash equivalents provided by financing activities                1,689       5,872        222
                                                                           --------------------------------

(Decrease) increase in cash and cash equivalents                               (781)      1,679       (697)
Cash and cash equivalents at beginning of year                                1,904         225        922
                                                                           --------------------------------
Cash and cash equivalents at end of year                                   $  1,123   $   1,904   $    225
                                                                           ================================

Supplemental disclosures of cash flow information
Cash paid (received) during the year for:
     Income taxes                                                          $   (176)  $     138   $    262
                                                                           ================================

See accompanying notes.

                     First Security Benefit Life Insurance
                        and Annuity Company of New York
                    (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                         Notes to Financial Statements

                               December 31, 2007

1. Nature of Operations and Significant Accounting Policies

Organization and Operations

First Security Benefit Life Insurance and Annuity Company of New York (the Company) is licensed to transact life insurance business in New York and Kansas and was organized to offer insurance products in New York. The Company's business activities are concentrated in the sale of variable annuity products supported by separate account assets. The Company is a wholly owned subsidiary of Security Benefit Corporation, which is a wholly owned subsidiary of Security Benefit Mutual Holding Company (SBMHC).

Use of Estimates

The  preparation  of  financial   statements  and  accompanying  notes  requires
management to make estimates and assumptions that affect the amounts reported and disclosed. Actual results could differ from those estimates.

Accounting Changes

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement of Financial Accounting Standards (SFAS) No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. The Company adopted FIN 48 as of January 1, 2007, and it did not have an impact on the financial statements.

In September 2005, the Accounting Standards Executive Committee (AcSEC) issued SOP 05-01, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts (SOP 05-01). SOP 05-01 provides clarifying guidance on accounting for deferred acquisition costs (DAC) and deferred sales inducement costs (DSIC) associated with an insurance or annuity contract that is significantly modified or internally replaced with another contract. Prior to the adoption, the Company accounted for

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

many of these transactions as contract continuations and continued amortizing existing DAC and DSIC against revenue from the new or modified contract. Effective January 1, 2007, the Company adopted SOP 05-01 resulting in these transactions are now being prospectively accounted for as contract terminations. Consistent with this, the Company now anticipates these transactions in establishing amortization periods and other valuation assumptions. As a result of adopting SOP 05-01, the Company did not record any cumulative change in accounting principle, and it did not result in a material increase to DAC and DSIC amortization in 2007.

FSP FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments, was issued in November 2005 and nullifies certain provisions of EITF 03-1. FSP FAS 115-1 and FAS 124-1 addresses
(1) when an investment should be considered impaired, (2) whether an impairment should be deemed other than temporary, and (3) measuring an impairment loss. The effective date for FSP FAS 115-1 and FAS 124-1 is for reporting periods that begin after December 15, 2005. The adoption of FSP FAS 115-1 and FAS 124-1 did not have a material impact on the Company's financial statements.

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements. SFAS No. 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures regarding fair value measurements. The statement applies whenever other standards require or permit that assets or liabilities be measured at fair value. The statement does not require new fair value measurements, but rather provides a definition and framework for measuring fair value that will result in greater consistency and comparability among financial statements prepared under GAAP. The statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, which for the Company is the fiscal period beginning January 1, 2008. The Company has not yet completed its assessment of the impact of SFAS No. 157.

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities - Including an Amendment of FASB Statement No. 115. SFAS No. 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective of SFAS No. 159 is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

to apply complex hedge accounting provisions. SFAS No. 159 requires entities to report unrealized gains and losses on items for which the fair value option has been elected in earnings at each subsequent reporting date. SFAS 159 also establishes related presentation and disclosure requirements. SFAS No. 159 is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. The Company has elected not to adopt SFAS No. 159.

Investments

Bonds are classified as available-for-sale and carried at fair value with related unrealized gains and losses reflected as a component of accumulated other comprehensive income (loss) in equity, net of applicable income taxes. Premiums and discounts are amortized using the effective interest rate method applied over the estimated lives of the assets adjusted for prepayment activity. Realized capital gains and losses on sales of investments are determined using the specific identification method. The cost of bonds is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the statements of income as a component of realized capital loss.

Cash and cash equivalents include operating cash, money market mutual funds, and other investments with initial maturities of less than 90 days.

Deferred Policy Acquisition Costs and Deferred Sales Investment Costs

To the extent recoverable from future policy revenues and gross profits, commissions and other policy-issuance, underwriting, and selling costs that are primarily related to the acquisition or renewal of deferred annuity business have been deferred. Sales inducements such as premium or interest bonuses are not included in deferred policy acquisition costs, but are included in deferred sales inducement costs on the balance sheet. Such deferred policy acquisition costs are amortized in proportion to the present value, discounted at the crediting rate of 5%, of expected gross profits from investment (gross blended separate account return assumption of 7.5% for the years 2008 and thereafter), mortality, and expense margins. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Deferred Sales Inducement Costs

Deferred sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize deferred policy acquisition costs.

An analysis of the deferred policy acquisition costs asset balance is presented below for the years ended December 31:

                                                  2007         2006
                                               -----------------------
                                                   (In Thousands)

   Balance at beginning of year                $   4,175    $   2,681
      Cost deferred during the year                2,198        1,885
      Amortized to expense during the year          (714)        (391)
                                               -----------------------
   Balance at end of year                      $   5,659    $   4,175
                                               =======================

Based on current conditions and assumptions as to future events on acquired contracts in force, the Company expects that the net amortization will be between 15.51% and 17.47% of the December 31, 2007, deferred policy acquisition costs balance in each of the years 2008 through 2012.

An analysis of the deferred sales inducement costs asset balance is presented below for the years ended December 31:

                                                  2007         2006
                                               -----------------------
                                                   (In Thousands)

   Balance at beginning of year                $   3,954    $   3,246
      Costs deferred during year                   1,408        1,272
      Amortized to expense during year              (685)        (564)
                                               -----------------------
   Balance at end of year                      $   4,677    $   3,954
                                               =======================

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Separate Accounts

The separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets and liabilities are carried at fair value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders, are excluded from the amounts reported in the statements of income. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment income in the accompanying statements of income. Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.

Policy Reserves and Annuity Account Values

Liabilities for future policy benefits for deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 3.0% to 5.8% during 2007, from 3.0% to 5.55% during 2006, and from 3.0% to 3.5% during 2005.

Recognition of Revenues

Revenues from deferred annuities consist of policy charges for the cost of insurance, policy administration charges, and surrender charges assessed against contract holder account balances during the period and are recognized as earned.

Deferred Income Taxes

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company's statements of income as a component of income tax expense, is based on the changes in deferred income tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available-for-sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets when there is uncertainty regarding the ability to realize the benefit.

Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

      Cash and cash equivalents: The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

      Investment securities: Fair values for bonds are based on quoted market prices, if available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

      Investment-type insurance contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using the assumption reinsurance method, whereby the amount of statutory profit the assuming company would realize from the business is calculated. Those amounts are then discounted at a rate of return commensurate with the rate presently offered by the Company on similar contracts.

      Separate account assets and liabilities: The assets held in the separate account are carried at quoted market values or, where quoted market values are not available, at fair market values as determined by the investment manager. The carrying amounts for separate account assets and liabilities reported in the balance sheets approximate their fair values.

Statutory Financial Information

The Company's statutory-basis financial statements are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department. New York has adopted the National Association of Insurance
Commissioners' statutory accounting practices as the basis of its statutory accounting practices. In addition, the Commissioner of the New York

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Insurance Department has the right to permit other specific practices that may deviate from prescribed practices. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

The following reconciles the Company's net income (loss) and stockholder's equity determined in accordance with accounting practices prescribed or permitted by the New York Insurance Department with net income and stockholder's equity prepared in conformity with accounting principles generally accepted in the United States (GAAP).

                                                 Net Income (Loss)        Stockholder's Equity
                                          -----------------------------------------------------
                                              Year Ended December 31          December 31
                                            2007      2006       2005       2007        2006
                                          -----------------------------------------------------
                                                             (In Thousands)
Based on statutory accounting practices   $  (197)  $    (22)  $    184   $ 11,034   $  11,232
Income taxes                                 (486)      (245)        23       (589)        (43)
Investment reserve                             --         --         --          7           4
Annuity reserves/account values              (714)    (1,283)    (1,343)    (7,562)     (6,847)
Deferred policy acquisition costs           2,207      2,203      1,299      5,659       4,175
Deferred sales inducement costs               697        704        216      4,677       3,954
Other                                        (805)      (761)       (34)       (64)        (86)
                                          -----------------------------------------------------
Based on GAAP                             $   702   $    596   $    345   $ 13,162   $  12,389
                                          =====================================================

Under the laws of the State of New York, the Company is required to maintain minimum statutory-basis capital and surplus of $6,000,000. Of this amount, $4,000,000, which is the Company's minimum surplus to policyholders, must be invested in specific types of investments in accordance with New York law.

The payment of dividends by the Company to its shareholder is limited and can only be made from earned profits unless prior approval is received from the New York Insurance Commissioner. The maximum amount of dividends that may be paid by life insurance companies

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

without prior approval of the New York Insurance Commissioner is also subject to restrictions relating to the statutory surplus and net gain from operations. In 2008, the Company cannot pay dividends without prior approval of the New York Insurance Commissioner.

Reclassifications

Certain amounts appearing in the prior years' consolidated financial statements have been reclassified to conform to the current year's presentation.

2. Investments

Information as to the amortized cost, gross unrealized gains and losses, and fair values of the Company's portfolio of bonds available-for-sale at December 31, 2007 and 2006, is as follows:

                                                             2007
                                      -----------------------------------------------
                                                     Gross       Gross
                                      Amortized   Unrealized   Unrealized     Fair
                                        Cost         Gains       Losses       Value
                                      -----------------------------------------------
                                                        (In Thousands)
U.S. Treasury securities and
   obligations of U.S. government
   corporations and agencies           $ 10,796      $ 98        $ (10)     $ 10,884
                                      -----------------------------------------------
Total bonds                            $ 10,796      $ 98        $ (10)     $ 10,884
                                      ===============================================

                                                             2006
                                      -----------------------------------------------
                                                     Gross       Gross
                                      Amortized   Unrealized   Unrealized     Fair
                                        Cost         Gains       Losses       Value
                                      -----------------------------------------------
                                                        (In Thousands)
U.S. Treasury securities and
   obligations of U.S. government
   corporations and agencies           $ 8,337       $ 12        $ (45)     $  8,304
                                      -----------------------------------------------
Total bonds                            $ 8,337       $ 12        $ (45)     $  8,304
                                      ===============================================

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

2. Investments (continued)

At December 31, 2007, the Company had three securities in an unrealized loss position. Unrealized losses on these securities were approximately $10,000 with a related fair value of $768,000. The Company's portfolio consists entirely of investment grade (rated AAA) fixed maturity securities with an average price of $101.

For those securities that have been in a continuous loss position greater than or equal to 12 months, the Company's portfolio holds three securities with a carrying value of $768,000 and unrealized losses of $10,000.

The Company closely monitors those investment grade securities where impairment concerns may exist. While the portfolio is in an unrealized loss position on these securities, all securities continue to make payments. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost;
(2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed other than temporarily impaired, the difference between amortized cost and fair value is charged to earnings.

The amortized cost and fair value of bonds available-for-sale at December 31, 2007, by contractual maturity are shown below. Expected maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without penalties.

                                                  Amortized     Fair
                                                     Cost      Value
                                                  ---------------------
                                                     (In Thousands)

      Due in one year or less                      $  1,709   $  1,717
      Due after one year through five years              --         --
      Due thereafter                                  9,087      9,167
                                                  ---------------------
                                                   $ 10,796   $ 10,884
                                                  =====================

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

2. Investments (continued)

At December 31, 2007, bonds available-for-sale with a carrying amount of $585,000 were held in joint custody with the New York Insurance Department to comply with statutory regulations.

Major categories of net investment income for the years ended December 31, 2007, 2006, and 2005, are summarized as follows:

                                                  2007    2006    2005
                                                 ----------------------
                                                     (In Thousands)

      Interest on bonds                          $ 540   $ 280   $ 267
      Other                                         54      46      13
                                                 ----------------------
      Net investment income                      $ 594   $ 326   $ 280
                                                 ======================

There were no sales of bonds available-for-sale during the years ended 2007, 2006, and 2005.

3. Income Taxes

The Company files a consolidated life/non-life federal and state income tax return with SBMHC and its subsidiaries. Income taxes are allocated to the Company as if it filed a separate return. With few exceptions, the Company is no longer subject to U.S. federal and state examinations by tax authorities for years before 2004. The Internal Revenue Service (IRS) is not currently examining any of the Company's federal tax returns. The provision for income taxes includes current federal and state income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities. Such deferred income taxes relate principally to reserves, deferred policy acquisition costs, deferred sales investment costs, and unrealized capital gains and losses on bonds available-for-sale.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

3. Income Taxes (continued)

Deferred income taxes consist of the following as of December 31, 2007:

                                                     2007       2006
                                                   --------------------
                                                      (In Thousands)

      Deferred income tax liabilities              $ (3,784)  $ (2,910)
      Deferred income tax assets                      3,254      2,914
                                                   --------------------
      Net deferred income tax (liability) asset    $   (530)  $      4
                                                   ====================

The Company adopted the provisions of FIN 48 on January 1, 2007. The application of FIN 48 did not have any impact on the Company's financial statements. The Company recognizes interest accrued related to the unrecognized tax benefits in interest expense.

Income tax expense consists of the following for the years ended December 31, 2007, 2006, and 2005:

                                                 2007     2006    2005
                                                -----------------------
                                                    (In Thousands)

     Current                                    $ (311)  $ 139   $ 162
     Deferred                                      486     239     (23)
                                                -----------------------
     Income tax expense                         $  175   $ 378   $ 139
                                                =======================

The provision for income taxes differs from the amount computed at the statutory federal income tax rate due primarily to the dividends received deduction (DRD). During 2006, the State of New York changed its interpretation of the tax laws, and the Company was required to pay state income taxes for the years 2003 through 2005 in the amount of $170,000 and accrued taxes for 2006 in the amount of $29,000. This resulted in an increase in the effective tax rate, which impacted deferred income taxes. At December 31, 2007 and 2006, income taxes receivable from affiliates were $132,000 and $36,000, respectively.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

3. Income Taxes (continued)

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue final regulations with respect to certain computational aspects of the DRD related to separate account assets held in connection with variable life insurance and annuity contracts of life insurance companies and added the project to the 2007-2008 Priority Guidance Plan. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope, and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that we receive. Management believes that it is likely that any such regulations would apply prospectively only. For the year ended December 31, 2007, the Company recorded a benefit of approximately $397,000 related to the current year's separate account DRD.

4. Related-Party Transactions

The Company  paid  $440,645,  $254,000,  and $214,000 in 2007,  2006,  and 2005,
respectively,   to  affiliates  for  providing   management,   investment,   and
administrative services.

5. Condensed Fair Value Information

SFAS No. 107, Disclosures About Fair Value of Financial Instruments, requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company's balance sheet, for which it is practicable to estimate that value. The methods and assumptions used by the
Company to estimate the following fair value disclosures for financial instruments are set forth in Note 1.

SFAS No. 107 excludes certain insurance liabilities and other nonfinancial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

5. Condensed Fair Value Information (continued)

value associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

                                    December 31, 2007         December 31, 2006
                                 --------------------------------------------------
                                  Carrying       Fair       Carrying       Fair
                                   Amount        Value       Amount       Value
                                 --------------------------------------------------
                                                  (In Thousands)
Bonds (Note 2)                   $   10,884   $   10,884   $    8,304   $    8,304
Policy loans                            130          133           --           --
Separate account assets             176,157      176,157      143,638      143,638
Individual and group annuities        8,558        8,160        6,399        6,216
Separate account liabilities       (176,157)    (176,157)    (143,638)    (143,638)

6. Reinsurance

All of the individual life insurance of the Company is reinsured 100% with Security Benefit Life Insurance Company (SBL), a stock life insurance company, which is an indirect wholly owned subsidiary of SBMHC. In the accompanying financial statements, premiums, benefits, and settlement expenses are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if its reinsurer is unable to meet its contractual obligations under the applicable reinsurance agreement. The Company evaluates the financial condition of its reinsurer to minimize its exposure to credit risk and losses from reinsurance insolvencies. At December 31, 2007 and 2006, the Company had established receivables totaling $456,000 and $273,000, respectively, which are included in other assets, for reserve credits, reinsurance claims, and other receivables from its reinsurer. Life insurance in force ceded at December 31, 2007 and 2006, was $224,000 and $252,000, respectively.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

7. Variable Annuity Contracts

The Company offers variable annuity contracts for which investment income and gains and losses on separate account investments accrue directly to, and the investment risk is borne by, the contract holder. Associated with these variable annuity contracts, the Company provides guarantees for the benefit of annuity contract holders. The primary guarantees provided to annuity contract holders are the guaranteed minimum death benefit (GMDB) and the guaranteed minimum income benefit (GMIB).

The GMDB provides a specific minimum return upon death. The Company offers two primary GMDB types:

      o Return of Premium Death Benefit provides the greater of account value or total deposits to the contract less any reductions due to partial withdrawals.

      o Step-Up Death Benefit provides the greater of a return of premium death benefit or the largest account value on a specified policy anniversary that occurs prior to a specified age adjusted for withdrawals. Currently, the Company offers products where the specified policy anniversary is either annual or five year. For most contracts, its GMDB locks in at an age specified in the contract (this age varies by product).

The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:

                                 2007                            2006
                    ---------------------------------------------------------------
                                          Weighted                         Weighted
                                  Net      Average                 Net      Average
                     Account     Amount   Attained    Account     Amount   Attained
                      Value     at Risk      Age       Value     at Risk      Age
                    ---------------------------------------------------------------
                                         (Dollars in Thousands)
Return of premium   $  88,708   $   157      61      $  64,372    $  68       61
Step-up                89,926       860      64         81,539       76       63
                    -------------------              -------------------
Total GMDB          $ 178,634   $ 1,017      62      $ 145,911    $ 144       62
                    ===================              ===================

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

7. Variable Annuity Contracts (continued)

The liability for GMDBs and GMIBs on variable annuity contracts reflected in the general account as of December 31, 2007 and 2006, was $175,000 and $105,000, respectively.

The Company's GMDB and GMIB reserves are equal to the current benefit ratio multiplied by the cumulative assessments less cumulative excess death benefit payments plus accrued interest.

The current benefit ratio is equal to the present value of excess payments divided by the present value of expected assessments.

The Company recalculates its GMDB and GMIB reserves at each reporting date, and the resulting change in liability is recognized in the income statement as benefit expense. The Company regularly reviews the assumptions used in the GMDB and GMIB reserve calculations and adjusts the assumptions as actual experience or other evidence suggests that earlier assumptions should be revisited. The Company's reserve calculation uses assumptions consistent with its deferred policy acquisition cost model.

The following assumptions were used to determine the GMDB and GMIB reserves as of December 31, 2007:

      o Data used was based on a combination of historical numbers and future projections involving 500 stochastic scenarios.

      o     Mean long-term gross blended separate account growth rate of 7.5%.

      o     Equity volatility of 18%.

      o     Bond volatility of 5%.

      o     Mortality is 100% of Annuity 2000 table.

      o Asset fees are equal to fund management fees and product loads (varies by product).

      o Discount rate is the long-term growth rate less assets fees (varies by product).

      o     Lapse rates vary by product and duration.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York
                     (An Indirect Wholly Owned Subsidiary of
                    Security Benefit Mutual Holding Company)

                    Notes to Financial Statements (continued)

8. Lease Commitments

The Company has aggregate future lease commitments at December 31, 2007, of $51,000 for noncancelable operating leases, consisting of $29,000 in 2008, $22,000 in 2009, and $-0- for the years thereafter. Office rent expense of $29,000 in 2007, $30,000 in 2006, and $21,000 in 2005 is included in commissions and other operating expenses in the statements of income.

FINANCIAL STATEMENTS

Variable Annuity Account B -
SecureDesigns Variable Annuity Account
Year Ended December 31, 2007
With Report of Independent Registered Public Accounting Firm

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                              Financial Statements

                          Year Ended December 31, 2007

                                    Contents

Report of Independent Registered Public Accounting Firm ....................   1

Audited Financial Statements

Statements of Net Assets ...................................................   3
Statements of Operations ...................................................  15
Statements of Changes in Net Assets ........................................  28
Notes to Financial Statements ..............................................  44

             Report of Independent Registered Public Accounting Firm

The Contract Owners
Variable Annuity Account B - SecureDesigns Variable Annuity
   and
The Board of Directors
First Security Benefit Life Insurance and
   Annuity Company of New York

We have audited the accompanying statements of net assets of certain of the respective subaccounts of Variable Annuity Account B (the Account), a separate account of First Security Benefit Life Insurance and Annuity Company of New York comprised of the AIM V.I. Basic Value, AIM V.I. Capital Development, AIM V.I. Global Health Care, AIM V.I. Global Real Estate, AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity, American Century VP Mid Cap Value, American Century VP Ultra, American Century VP Value, Dreyfus IP Technology Growth, Dreyfus VIF International Value, Franklin Income Securities, Franklin Small Cap Value Securities, Janus Aspen Large Cap Growth, Janus Aspen Mid Cap Growth, Legg Mason Partners Variable Aggressive Growth, Legg Mason Partners Variable Global High Yield Bond, Legg Mason Partners Variable Small Cap Growth, MFS VIT Research International, MFS VIT Total Return, MFS VIT Utilities, Mutual Discovery Securities, Neuberger Berman AMT Socially Responsive, Oppenheimer Core Bond Fund/VA, Oppenheimer Main Street Small Cap/VA, PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged), PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Small Cap StocksPLUS TR, Royce Micro-Cap, RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Clermont, Rydex VT Absolute Return Strategies, Rydex VT EP Aggressive, Rydex VT EP Conservative, Rydex VT EP Moderate, Rydex VT Hedged Equity, Rydex VT Multi-Cap Core Equity, Rydex VT Sector Rotation, SBL Alpha Opportunity, SBL Diversified Income, SBL Enhanced Index, SBL Equity, SBL Equity Income, SBL Global, SBL High Yield, SBL Large Cap Value, SBL Managed Asset Allocation, SBL Mid Cap Growth, SBL Mid Cap Value, SBL Money Market, SBL Select 25, SBL Small Cap Growth, SBL Small Cap Value, Van Kampen LIT Comstock, Van Kampen LIT Government, Van Kampen UIF Emerging Markets Equity, and Van Kampen UIF Equity and Income Subaccounts, which are available for investment by contract owners of the SecureDesigns Variable Annuity, as of December 31, 2007, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of First Security Benefit Life Insurance and Annuity Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2007, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variable Annuity Account B that are available for investment by contract owners of the SecureDesigns Variable Annuity at December 31, 2007, the results of their operations, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                                               Ernst & Young LLP

March 31, 2008

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                            Statements of Net Assets

                                December 31, 2007

                                    AIM V.I.         AIM V.I.              AIM V.I.            AIM V.I.            AIM V.I.
                                  Basic Value  Capital Development   Global Health Care  Global Real Estate  International Growth
                                  -----------------------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value   $  442,283       $  278,434           $  121,728          $  513,997           $  508,044
                                  -----------------------------------------------------------------------------------------------
Total assets                          442,283          278,434              121,728             513,997              508,044
                                  -----------------------------------------------------------------------------------------------
Net assets                         $  442,283       $  278,434           $  121,728          $  513,997           $  508,044
                                  ===============================================================================================

Units outstanding                      30,072           24,784                8,875              22,188               28,435

Unit value                         $    14.71       $    11.23           $    13.72          $    23.17           $    17.87

Mutual funds, at cost              $  482,202       $  295,033           $  117,785          $  658,434           $  483,367
Mutual fund shares                     35,046           15,026                5,059              23,492               15,284

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Net Assets (continued)

                                December 31, 2007

                                     AIM V.I.        American                          American    Dreyfus IP
                                   Mid Cap Core   Century VP Mid       American       Century VP   Technology
                                      Equity         Cap Value     Century VP Ultra      Value       Growth
                                   ---------------------------------------------------------------------------
Assets:
   Mutual funds, at market value    $  129,580       $  29,297        $  282,654      $  661,375    $  88,984
                                   ---------------------------------------------------------------------------
Total assets                           129,580          29,297           282,654         661,375       88,984
                                   ---------------------------------------------------------------------------
Net assets                          $  129,580       $  29,297        $  282,654      $  661,375    $  88,984
                                   ===========================================================================

Units outstanding                        8,310           3,344            21,562          46,615        7,962

Unit value                          $    15.59       $    8.76        $    13.11      $    14.19    $   11.18

Mutual funds, at cost               $  130,081       $  32,108        $  232,276      $  729,038    $  86,670
Mutual fund shares                       8,967           2,262            23,437          88,656        8,379

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Net Assets (continued)

                                December 31, 2007

                                    Dreyfus VIF                           Franklin       Janus Aspen
                                   International        Franklin       Small Cap Value    Large Cap      Janus Aspen
                                       Value       Income Securities     Securities        Growth      Mid Cap Growth
                                   -----------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value     $ 425,204         $ 802,862           $ 76,637        $ 55,734      $  903,798
                                   -----------------------------------------------------------------------------------
Total assets                           425,204           802,862             76,637          55,734         903,798
                                   -----------------------------------------------------------------------------------
Net assets                           $ 425,204         $ 802,862           $ 76,637        $ 55,734      $  903,798
                                   ===================================================================================

Units outstanding                       29,784            84,085              8,716           5,421          84,402

Unit value                           $   14.28         $    9.55           $   8.79        $  10.28      $    10.71

Mutual funds, at cost                $ 443,139         $ 808,098           $ 84,064        $ 55,579      $  857,983
Mutual fund shares                      24,451            46,381              4,482           2,138          23,204

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Net Assets (continued)

                                December 31, 2007

                                   Legg Mason
                                    Partners       Legg Mason       Legg Mason
                                    Variable        Partners         Partners         MFS VIT
                                   Aggressive   Variable Global   Variable Small      Research       MFS VIT
                                     Growth     High Yield Bond     Cap Growth     International   Total Return
                                   -----------------------------------------------------------------------------
Assets:
   Mutual funds, at market value    $ 576,705       $ 5,430          $ 16,885        $ 411,083       $ 786,459
                                   -----------------------------------------------------------------------------
Total assets                          576,705         5,430            16,885          411,083         786,459
                                   -----------------------------------------------------------------------------
Net assets                          $ 576,705       $ 5,430          $ 16,885        $ 411,083       $ 786,459
                                   =============================================================================

Units outstanding                      57,467           579             1,601           33,471          73,845

Unit value                          $   10.04       $  9.38          $  10.54        $   12.28       $   10.65

Mutual funds, at cost               $ 590,015       $ 5,894          $ 18,442        $ 389,382       $ 777,799
Mutual fund shares                     35,402           598             1,123           25,661          36,682

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                                  Neuberger
                                                                  Berman AMT   Oppenheimer    Oppenheimer
                                    MFS VIT    Mutual Discovery    Socially     Core Bond     Main Street
                                   Utilities      Securities      Responsive     Fund/VA     Small Cap/VA
                                   -----------------------------------------------------------------------
Assets:
   Mutual funds, at market value   $ 794,607       $ 851,053       $ 333,587    $ 386,519     $ 360,614
                                   -----------------------------------------------------------------------
Total assets                         794,607         851,053         333,587      386,519       360,614
                                   -----------------------------------------------------------------------
Net assets                         $ 794,607       $ 851,053       $ 333,587    $ 386,519     $ 360,614
                                   =======================================================================

Units outstanding                     52,456          85,099          19,820       38,736        20,865

Unit value                         $   15.15       $   10.00       $   16.83    $    9.98     $   17.28

Mutual funds, at cost              $ 735,771       $ 849,571       $ 333,259    $ 385,262     $ 372,398
Mutual fund shares                    23,295          35,925          18,678       35,202        20,001

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                                                  PIMCO VIT
                                                  PIMCO VIT       PIMCO VIT      Foreign Bond
                                   PIMCO VIT    CommodityReal      Emerging     (U.S. Dollar-     PIMCO VIT
                                   All Asset   Return Strategy   Markets Bond      Hedged)      Low Duration
                                   --------------------------------------------------------------------------
Assets:
   Mutual funds, at market value    $ 38,332      $ 137,441        $ 41,485       $ 648,493      $ 142,626
                                   --------------------------------------------------------------------------
Total assets                          38,332        137,441          41,485         648,493        142,626
                                   --------------------------------------------------------------------------
Net assets                          $ 38,332      $ 137,441        $ 41,485       $ 648,493      $ 142,626
                                   ==========================================================================

Units outstanding                      3,070         11,367           4,153          65,199         14,680

Unit value                          $  12.49      $   12.09        $   9.99       $    9.94      $    9.72

Mutual funds, at cost               $ 38,736      $ 123,584        $ 42,197       $ 646,743      $ 139,272
Mutual fund shares                     3,271         10,295           3,035          64,080         13,847

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                      PIMCO VIT                    RVT CLS     RVT CLS
                                   PIMCO VIT Real     Small Cap       Royce      AdvisorOne   AdvisorOne
                                       Return       StocksPLUS TR   Micro-Cap      Amerigo     Clermont
                                   ----------------------------------------------------------------------
Assets:
   Mutual funds, at market value     $ 1,713,619       $ 10,665     $ 333,295   $ 2,355,496    $ 533,514
                                   ----------------------------------------------------------------------
Total assets                           1,713,619         10,665       333,295     2,355,496      533,514
                                   ----------------------------------------------------------------------
Net assets                           $ 1,713,619       $ 10,665     $ 333,295   $ 2,355,496    $ 533,514
                                   ======================================================================

Units outstanding                        154,493          1,132        31,001       204,544       50,789

Unit value                           $     11.09       $   9.42     $   10.75   $     11.51    $   10.50

Mutual funds, at cost                $ 1,661,241       $ 11,283     $ 357,737   $ 2,318,839    $ 599,763
Mutual fund shares                       136,326          1,073        24,744        60,197       19,915

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                                                                 Rydex VT
                                   Rydex VT EP   Rydex VT EP    Rydex VT EP     Rydex VT      Multi-Cap Core
                                   Aggressive    Conservative    Moderate     Hedged Equity       Equity
                                   --------------------------------------------------------------------------
Assets:
   Mutual funds, at market value    $ 306,616     $ 108,613      $ 504,319      $ 25,712         $ 19,961
                                   --------------------------------------------------------------------------
Total assets                          306,616       108,613        504,319        25,712           19,961
                                   --------------------------------------------------------------------------
Net assets                          $ 306,616     $ 108,613      $ 504,319      $ 25,712         $ 19,961
                                   ==========================================================================

Units outstanding                      31,164        10,928         51,212         2,660            2,298

Unit value                          $    9.84     $    9.94      $    9.85      $   9.67         $   8.69

Mutual funds, at cost               $ 315,854     $ 108,768      $ 514,129      $ 27,725         $ 23,435
Mutual fund shares                     12,162         4,229         19,427         1,007              810

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                         SBL          SBL
                                      Rydex VT          Alpha      Diversified        SBL            SBL
                                   Sector Rotation   Opportunity     Income      Enhanced Index    Equity
                                   ------------------------------------------------------------------------
Assets:
   Mutual funds, at market value      $ 497,967       $ 378,390     $ 746,351      $ 636,547      $ 63,389
                                   ------------------------------------------------------------------------
Total assets                            497,967         378,390       746,351        636,547        63,389
                                   ------------------------------------------------------------------------
Net assets                            $ 497,967       $ 378,390     $ 746,351      $ 636,547      $ 63,389
                                   ========================================================================

Units outstanding                        27,459          23,641        67,393         82,364         9,677

Unit value                            $   18.13       $   16.00     $   11.08      $    7.73      $   6.55

Mutual funds, at cost                 $ 481,498       $ 359,002     $ 715,232      $ 609,614      $ 65,842
Mutual fund shares                       32,483          22,933        60,384         56,936         2,580

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                                                                       SBL
                                        SBL            SBL           SBL              SBL         Managed Asset
                                   Equity Income      Global      High Yield    Large Cap Value     Allocation
                                   -----------------------------------------------------------------------------
Assets:
   Mutual funds, at market value    $ 1,015,043    $ 2,439,745   $  1,470,332     $ 1,715,025       $ 459,381
                                   -----------------------------------------------------------------------------
Total assets                          1,015,043      2,439,745      1,470,332       1,715,025         459,381
                                   -----------------------------------------------------------------------------
Net assets                          $ 1,015,043    $ 2,439,745   $  1,470,332     $ 1,715,025       $ 459,381
                                   =============================================================================

Units outstanding                        74,392        203,880         62,264         154,507          42,828

Unit value                          $     13.65    $     11.97   $      23.61     $     11.10       $   10.72

Mutual funds, at cost               $   947,770    $ 2,211,916   $  1,443,462     $ 1,768,965       $ 432,704
Mutual fund shares                       43,434        203,143         76,660          61,382          23,354

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Net Assets (continued)

                                December 31, 2007

                                             SBL             SBL             SBL            SBL      SBL Small Cap
                                        Mid Cap Growth   Mid Cap Value   Money Market    Select 25      Growth
                                        ---------------------------------------------------------------------------
Assets:
   Mutual funds, at market value        $    703,195      $  1,969,564   $  4,408,834   $  391,550     $  176,734
                                        ---------------------------------------------------------------------------
Total assets                                 703,195         1,969,564      4,408,834      391,550        176,734
                                        ---------------------------------------------------------------------------
Net assets                              $    703,195      $  1,969,564   $  4,408,834   $  391,550     $  176,734
                                        ===========================================================================

Units outstanding                             85,784            88,828        473,826       60,397         25,508

Unit value                              $       8.19      $      22.17   $       9.30   $     6.48     $     6.93

Mutual funds, at cost                   $    743,407      $  1,863,143   $  4,373,090   $  403,116     $  170,713
Mutual fund shares                            25,114            41,343        330,745       38,501          8,685

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                                                          Van Kampen UIF   Van Kampen UIF
                                        SBL Small Cap   Van Kampen LIT   Van Kampen LIT      Emerging        Equity and
                                            Value          Comstock        Government     Markets Equity       Income
                                        ----------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value        $    404,503      $  127,592      $  1,949,157      $  154,604       $  234,955
                                        ----------------------------------------------------------------------------------
Total assets                                 404,503         127,592         1,949,157         154,604          234,955
                                        ----------------------------------------------------------------------------------
Net assets                              $    404,503      $  127,592      $  1,949,157      $  154,604       $  234,955
                                        ==================================================================================

Units outstanding                             17,018          12,402           188,194          12,200           22,006

Unit value                              $      23.77      $    10.29      $      10.36      $    12.68       $    10.68

Mutual funds, at cost                   $    380,416      $  136,050      $  1,889,881      $  157,459       $  239,449
Mutual fund shares                            14,036           9,246           204,959           6,375           15,940

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                            Statements of Operations

                          Year Ended December 31, 2007

                                                        AIM V.I.       AIM V.I.       AIM V.I.      AIM V.I.
                                          AIM V.I.      Capital     Global Health   Global Real   International
                                        Basic Value   Development        Care          Estate       Growth
                                        ------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions               $     1,822   $       --     $     --       $    37,864     $   1,625
   Expenses:
      Mortality and expense risk fee         (1,566)      (1,210)        (356)           (2,545)       (1,887)
      Administrative fee                       (396)        (311)        (101)             (692)         (493)
                                        ------------------------------------------------------------------------
Net investment income (loss)                   (140)      (1,521)        (457)           34,627          (755)

Net realized and unrealized capital
  gain (loss) on investments:
      Capital gains distributions            30,639       20,003           --            90,372            --
      Realized capital gain (loss) on
        sales of fund shares                 (8,283)      11,044        1,258           (30,816)       21,875
      Change in unrealized
        appreciation/depreciation on
        investments during the year         (42,821)     (15,642)       3,686          (156,808)        9,515
                                        ------------------------------------------------------------------------
Net realized and unrealized capital
  gain (loss) on investments                (20,465)      15,405        4,944           (97,252)       31,390
                                        ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                       $   (20,605)  $   13,884     $  4,487       $   (62,625)    $  30,635
                                        ========================================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                         American
                                          AIM V.I.      Century VP     American      American     Dreyfus IP
                                        Mid Cap Core      Mid Cap     Century VP    Century VP    Technology
                                           Equity         Value*        Ultra         Value         Growth
                                        --------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions               $       53      $     156     $      --     $    4,953     $     --
   Expenses:
      Mortality and expense risk fee          (442)           (53)       (1,513)        (3,594)        (200)
      Administrative fee                      (113)           (13)         (396)          (930)         (50)
                                        --------------------------------------------------------------------
Net investment income (loss)                  (502)            90        (1,909)           429         (250)

Net realized and unrealized capital
  gain(loss) on investments:
      Capital gains distributions            1,599             --            --         28,300           --
      Realized capital gain (loss) on
        sales of fund shares                   (11)           (18)        2,604         (8,134)       1,521
      Change in unrealized
        appreciation/depreciation on
        investments during the year           (168)        (2,812)       45,171        (72,325)       2,167
                                        --------------------------------------------------------------------
Net realized and unrealized capital
  gain (loss) on investments                 1,420         (2,830)       47,775        (52,159)       3,688
                                        --------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                       $      918      $  (2,740)    $  45,866     $  (51,730)    $  3,438
                                        ====================================================================

* For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                         Dreyfus VIF      Franklin    Franklin Small   Janus Aspen   Janus Aspen
                                        International      Income       Cap Value       Large Cap      Mid Cap
                                           Value        Securities*     Securities*      Growth*       Growth*
                                        ------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions               $     8,332       $      --     $      --        $  144       $     465
   Expenses:
      Mortality and expense risk fee         (3,003)           (665)         (141)          (59)         (2,128)
      Administrative fee                       (761)           (170)          (35)          (15)           (580)
                                        ------------------------------------------------------------------------
Net investment income (loss)                  4,568            (835)         (176)           70          (2,243)

Net realized and unrealized capital
  gain (loss) on investments:
      Capital gains distributions            74,550              --            --            --           3,715
      Realized capital gain (loss) on
        sales of fund shares                (19,421)          1,315           (33)          244           6,129
      Change in unrealized
        appreciation/depreciation on
        investments during the year         (35,317)         (5,236)       (7,428)          155          45,815
                                        ------------------------------------------------------------------------
Net realized and unrealized capital
  gain (loss) on investments                 19,812          (3,921)       (7,461)          399          55,659
                                        ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                       $    24,380       $  (4,756)    $  (7,637)       $  469       $  53,416
                                        ========================================================================

* For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                        Legg Mason     Legg Mason
                                         Partners        Partners        Legg Mason
                                         Variable    Variable Global      Partners         MFS VIT
                                        Aggressive      High Yield     Variable Small      Research         MFS VIT
                                          Growth          Bond*          Cap Growth     International   Total Return
                                        -----------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions               $      --         $ 382            $    --         $     --      $    34,929
   Expenses:
     Mortality and expense risk fee        (2,408)           (9)               (25)          (1,377)          (9,959)
     Administrative fee                      (631)           (2)                (6)            (344)          (2,615)
                                        -----------------------------------------------------------------------------
Net investment income (loss)               (3,039)          371                (31)          (1,721)          22,355

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions            4,490            21              1,047            1,320           36,410
     Realized capital gain (loss) on
       sales of fund shares                23,241            --                 (1)             352           30,519
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (20,198)         (464)            (1,557)          19,601          (48,879)
                                        -----------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments               7,533          (443)              (511)          21,273           18,050
                                        -----------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                      $   4,494         $ (72)           $  (542)        $ 19,552      $    40,405
                                        =============================================================================

* For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                                 Neuberger
                                                       Mutual    Berman AMT   Oppenheimer   Oppenheimer
                                         MFS VIT     Discovery    Socially     Core Bond    Main Street
                                        Utilities   Securities*  Responsive     Fund/VA*    Small Cap/VA
                                        -----------------------------------------------------------------
Net investment income (loss):
   Dividend distributions               $   1,817    $    209     $     56     $     --       $      259
   Expenses:
     Mortality and expense risk fee        (2,346)     (1,684)        (948)        (697)          (1,428)
     Administrative fee                      (618)       (449)        (239)        (174)            (413)
                                        -----------------------------------------------------------------
Net investment income (loss)               (1,147)     (1,924)      (1,131)        (871)          (1,582)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions           15,597         172          983           --            5,602
     Realized capital gain (loss) on
       sales of fund shares                13,869         392          157        9,133              656
     Change in unrealized
       appreciation/depreciation on
       investments during the year         45,408       1,482          151        1,257          (22,509)
                                        -----------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments              74,874       2,046        1,291       10,390          (16,251)
                                        -----------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                      $  73,727    $    122     $    160     $  9,519       $  (17,833)
                                        =================================================================

* For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                                                       PIMCO VIT
                                                       PIMCO VIT        PIMCO VIT     Foreign Bond
                                        PIMCO VIT    CommodityReal      Emerging     (U.S. Dollar-    PIMCO VIT
                                        All Asset   Return Strategy   Markets Bond*     Hedged)      Low Duration
                                        --------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions               $  2,409        $  4,372         $  143         $ 18,153      $     9,475
   Expenses:
     Mortality and expense risk fee         (147)           (521)           (14)          (3,268)          (1,204)
     Administrative fee                      (37)           (142)            (4)            (835)            (302)
                                        --------------------------------------------------------------------------
Net investment income (loss)               2,225           3,709            125           14,050            7,969

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions              --              --            823               --               --
     Realized capital gain (loss) on
       sales of fund shares                   33           1,106             (9)          (3,739)              69
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (367)         16,822           (712)           5,122            3,018
                                        --------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments               (334)         17,928            102            1,383            3,087
                                        --------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                      $  1,891        $ 21,637         $  227         $ 15,433      $    11,056
                                        ==========================================================================

* For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                       PIMCO VIT
                                                       Small Cap                 RVT CLS      RVT CLS
                                         PIMCO VIT    StocksPLUS     Royce     AdvisorOne   AdvisorOne
                                        Real Return       TR*      Micro-Cap     Amerigo     Clermont
                                        --------------------------------------------------------------
Net investment income (loss):
   Dividend distributions               $   50,598     $    78     $   4,389   $   6,851    $  10,266
   Expenses:
     Mortality and expense risk fee         (6,578)        (11)       (1,625)     (7,924)      (2,727)
     Administrative fee                     (1,736)         (3)         (437)     (1,984)        (682)
                                        --------------------------------------------------------------
Net investment income (loss)                42,284          64         2,327      (3,057)       6,857

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions             3,406          --        25,010      69,329       72,532
     Realized capital gain (loss) on
       sales of fund shares                    747          (1)        2,173       4,090        5,179
     Change in unrealized
       appreciation/depreciation on
       investments during the year          78,603        (618)      (24,708)     45,961      (61,843)
                                        --------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments               82,756        (619)        2,475     119,380       15,868
                                        --------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                      $  125,040     $  (555)    $   4,802   $ 116,323    $  22,725
                                        ==============================================================

* For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                         Rydex VT
                                         Absolute
                                          Return      Rydex VT EP   Rydex VT EP     Rydex VT EP      Rydex VT
                                        Strategies*   Aggressive*   Conservative*    Moderate*    Hedged Equity*
                                        ------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions               $      --      $  9,002         $  476        $ 9,486        $ 1,190
   Expenses:
     Mortality and expense risk fee            (9)         (484)           (18)          (693)            (9)
     Administrative fee                        (2)         (121)            (4)          (173)            (2)
                                        ------------------------------------------------------------------------
Net investment income (loss)                  (11)        8,397            454          8,620          1,179

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions               --         1,397            212          1,159            384
     Realized capital gain (loss) on
        sales of fund shares                 (120)          (35)            --           (148)           (20)
     Change in unrealized
        appreciation/depreciation on
        investments during the year            --        (9,238)          (154)        (9,810)        (2,013)
                                        ------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                (120)       (7,876)            58         (8,799)        (1,649)
                                        ------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                      $    (131)     $    521         $  512        $  (179)       $  (470)
                                        ========================================================================

* For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                            Rydex VT                            SBL           SBL
                                         Multi-Cap Core       Rydex VT         Alpha      Diversified         SBL
                                             Equity*      Sector Rotation   Opportunity      Income     Enhanced Index
                                         -----------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                $       129         $      --        $     --      $     --       $      --
   Expenses:
     Mortality and expense risk fee              (22)           (1,771)           (929)       (3,712)         (4,280)
     Administrative fee                           (6)             (469)           (251)         (951)         (1,103)
                                         -----------------------------------------------------------------------------
Net investment income (loss)                     101            (2,240)         (1,180)       (4,663)         (5,383)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions               1,710            36,469              --            --              --
     Realized capital gain (loss) on
        sales of fund shares                      (5)            6,862          10,070         3,607          54,497
     Change in unrealized
        appreciation/depreciation on
        investments during the year           (3,474)            6,853          12,365        14,052         (63,539)
                                         -----------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (1,769)           50,184          22,435        17,659          (9,042)
                                         -----------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $    (1,668)        $  47,944        $ 21,255      $ 12,996       $ (14,425)
                                         =============================================================================

* For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                                                              SBL
                                           SBL         SBL           SBL         SBL       Large Cap
                                         Equity   Equity Income    Global     High Yield     Value
                                        -------------------------------------------------------------
Net investment income (loss):
   Dividend distributions               $    --      $    --      $     --     $     --     $     --
   Expenses:
     Mortality and expense risk fee        (222)      (5,193)      (11,042)      (8,043)      (3,831)
     Administrative fee                     (62)      (1,360)       (2,876)      (2,077)      (1,058)
                                        -------------------------------------------------------------
Net investment income (loss)               (284)      (6,553)      (13,918)     (10,120)      (4,889)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions             --           --            --           --           --
     Realized capital gain (loss) on
        sales of fund shares                166       10,774        19,168       13,681       (5,558)
     Change in unrealized
        appreciation/depreciation on
        investments during the year      (3,258)      (4,020)      110,804       (7,301)     (62,931)
                                        -------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments            (3,092)       6,754       129,972        6,380      (68,489)
                                        -------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                      $(3,376)     $   201      $116,054     $ (3,740)    $(73,378)
                                        =============================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                              SBL           SBL
                                         Managed Asset    Mid Cap         SBL            SBL           SBL
                                           Allocation     Growth    Mid Cap Value   Money Market   Select 25
                                         --------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                $        --     $     --      $     --       $     --     $      --
   Expenses:
     Mortality and expense risk fee           (1,992)      (4,269)      (11,714)        (8,753)       (2,887)
     Administrative fee                         (565)      (1,173)       (3,201)        (2,188)         (753)
                                         --------------------------------------------------------------------
Net investment income (loss)                  (2,557)      (5,442)      (14,915)       (10,941)       (3,640)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                  --           --            --             --            --
     Realized capital gain (loss) on
        sales of fund shares                   2,878        5,259        88,756         35,802         4,675
     Change in unrealized
        appreciation/depreciation on
        investments during the year           15,911      (81,935)      (49,174)        30,191       (32,360)
                                         --------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 18,789      (76,676)       39,582         65,993       (27,685)
                                         --------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $    16,232     $(82,118)     $ 24,667       $ 55,052     $ (31,325)
                                         ====================================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                                                                Van Kampen
                                              SBL         SBL                     Van Kampen   UIF Emerging
                                           Small Cap   Small Cap    Van Kampen       LIT          Markets
                                             Growth      Value     LIT Comstock   Government      Equity*
                                           -----------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                  $      --   $      --   $        9     $   54,683   $         97
   Expenses:
      Mortality and expense risk fee            (925)     (1,997)        (268)        (8,475)          (134)
      Administrative fee                        (252)       (509)         (67)        (2,239)           (34)
                                           -----------------------------------------------------------------
   Net investment income (loss)               (1,177)     (2,506)        (326)        43,969            (71)

   Net realized and unrealized capital
     gain (loss) on investments:
      Capital gains distributions                 --          --           18             --          2,640
      Realized capital gain (loss) on
        sales of fund shares                   4,058       2,811         (134)       (11,753)           (32)
      Change in unrealized
        appreciation/depreciation on
        investments during the year            2,591      19,715       (8,493)        52,779         (2,855)
                                           -----------------------------------------------------------------
   Net realized and unrealized capital
     gain (loss) on investments                6,649      22,526       (8,609)        41,026           (247)
                                           -----------------------------------------------------------------
   Net increase (decrease) in net assets
     from operations                       $   5,472   $  20,020   $   (8,935)    $   84,995   $       (318)
                                           =================================================================

* For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                                Van Kampen
                                                              UIF Equity and
                                                                  Income
                                                              --------------
Net investment income (loss):
   Dividend distributions                                     $        2,976
   Expenses:
      Mortality and expense risk fee                                    (970)
      Administrative fee                                                (248)
                                                              --------------
Net investment income (loss)                                           1,758

Net realized and unrealized capital gain (loss) on
  investments:
      Capital gains distributions                                      4,190
      Realized capital gain (loss) on sales of fund shares               164
      Change in unrealized appreciation/depreciation on
        investments during the year                                   (5,959)
                                                              --------------
Net realized and unrealized capital gain (loss) on
  investments                                                         (1,605)
                                                              --------------
Net increase (decrease) in net assets from operations         $          153
                                                              ==============

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                       Statements of Changes in Net Assets

                      Year Ended December 31, 2007 and 2006

                                                                    AIM V.I.                 AIM V.I.
                                                                  Basic Value         Capital Development
                                                                2007        2006        2007        2006**
                                                             -----------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)                           $    (140)  $    (119)  $   (1,521)  $    (131)
      Capital gains distributions                               30,639       1,582       20,003         191
      Realized capital gain (loss) on sales of fund shares      (8,283)         13       11,044       1,317
      Change in unrealized appreciation/depreciation on
        investments during the year                            (42,821)      2,719      (15,642)       (957)
                                                             -----------------------------------------------
   Net increase (decrease) in net assets from operations       (20,605)      4,195       13,884         420

   From contract owner transactions:
      Variable annuity deposits                                455,638      26,897      302,674      27,026
      Contract owner maintenance charges                          (938)        (77)      (1,169)       (165)
      Terminations and withdrawals                              (1,490)         --       (1,521)       (465)
      Transfers between subaccounts, net                       (28,762)        901     (175,052)    112,802
                                                             -----------------------------------------------
   Net increase (decrease) in net assets from contract
     owner transactions                                        424,448      27,721      124,932     139,198
                                                             -----------------------------------------------
Net increase (decrease) in net assets                          403,843      31,916      138,816     139,618
Net assets at beginning of year                                 38,440       6,524      139,618          --
                                                             -----------------------------------------------
Net assets at end of year                                    $ 442,283   $  38,440   $  278,434   $ 139,618
                                                             ===============================================

                                                                  AIM V.I.                  AIM V.I.
                                                              Global Health Care       Global Real Estate
                                                                2007        2006        2007        2006
                                                             -----------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)                           $    (457)  $    (251)  $   34,627   $     717
      Capital gains distributions                                   --          --       90,372       3,485
      Realized capital gain (loss) on sales of fund shares       1,258       4,867      (30,816)         40
      Change in unrealized appreciation/depreciation on
        investments during the year                              3,686         257     (156,808)     12,234
                                                             -----------------------------------------------
   Net increase (decrease) in net assets from operations         4,487       4,873      (62,625)     16,476

   From contract owner transactions:
      Variable annuity deposits                                 87,153       8,266      428,943      75,943
      Contract owner maintenance charges                          (328)       (297)      (1,853)        (89)
      Terminations and withdrawals                              (3,921)     (2,199)     (10,906)         --
      Transfers between subaccounts, net                        29,530      (5,836)      19,701      46,006
                                                             -----------------------------------------------
   Net increase (decrease) in net assets from contract
     owner transactions                                        112,434         (66)     435,885     121,860
                                                             -----------------------------------------------
Net increase (decrease) in net assets                          116,921       4,807      373,260     138,336
Net assets at beginning of year                                  4,807          --      140,737       2,401
                                                             -----------------------------------------------
Net assets at end of year                                    $ 121,728   $   4,807   $  513,997   $ 140,737
                                                             ===============================================

** For the period from March 10, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                                                            American
                                                                                             Century
                                                AIM V.I.                 AIM V.I.          VP Mid Cap       American Century
                                          International Growth      Mid Cap Core Equity       Value             VP Ultra
                                           2007         2006         2007        2006         2007*        2007         2006
                                        ----------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)      $     (755)  $      281   $     (502)  $      24   $       90   $   (1,909)  $   (1,674)
      Capital gains distributions               --           --        1,599       3,053           --           --           --
      Realized capital gain (loss)
        on sales of fund shares             21,875           89          (11)          7          (18)       2,604           29
      Change in unrealized
        appreciation/ depreciation on
        investments during the year          9,515       13,869         (168)       (245)      (2,812)      45,171       (3,999)
                                        ----------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                 30,635       14,239          918       2,839       (2,740)      45,866       (5,644)

   From contract owner transactions:
      Variable annuity deposits            417,299       34,334       (2,701)      9,407       31,953       30,536       97,636
      Contract owner maintenance
        charges                             (1,876)        (291)        (427)        (39)         (24)      (1,286)      (1,090)
      Terminations and withdrawals          (7,103)        (118)        (742)         --         (190)      (4,494)      (4,031)
      Transfers between subaccounts,
        net                                (82,598)      90,583      101,644          --          298       (1,390)     (49,855)
                                        ----------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          325,722      124,508       97,774       9,368       32,037       23,366       42,660
                                        ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets      356,357      138,747       98,692      12,207       29,297       69,232       37,016
Net assets at beginning of year            151,687       12,940       30,888      18,681           --      213,422      176,406
                                        ----------------------------------------------------------------------------------------
Net assets at end of year               $  508,044   $  151,687   $  129,580   $  30,888   $   29,297   $  282,654   $  213,422
                                        ========================================================================================

* For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                                                                                       Franklin
                                               American Century            Dreyfus IP             Dreyfus VIF           Income
                                                   VP Value            Technology Growth      International Value     Securities
                                              2007         2006        2007        2006        2007         2006         2007*
                                           --------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $      429   $      162   $    (250)  $    (17)  $    4,568   $     (521)  $     (835)
      Capital gains distributions              28,300        3,177          --         --       74,550           --           --
      Realized capital gain (loss) on
        sales of fund shares                   (8,134)      (2,589)      1,521        223      (19,421)         623        1,315
      Change in unrealized
        appreciation/ depreciation on
        investments during the year           (72,325)       4,662       2,167        146      (35,317)      17,381       (5,236)
                                           --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     from operations                          (51,730)       5,412       3,438        352       24,380       17,483       (4,756)

   From contract owner transactions:
      Variable annuity deposits               628,375      218,005      50,033      6,037      406,953      202,193      308,587
      Contract owner maintenance
        charges                                (3,055)        (132)       (271)        (9)      (3,028)        (497)        (429)
      Terminations and withdrawals            (14,942)        (598)     (2,117)        --      (18,911)      (2,442)      (1,947)
      Transfers between subaccounts, net     (162,546)      42,586      35,247     (3,726)    (384,384)     183,457      501,407
                                           --------------------------------------------------------------------------------------
      Net increase (decrease) in net
        assets from contract owner
        transactions                          447,832      259,861      82,892      2,302          630      382,711      807,618
                                           --------------------------------------------------------------------------------------
Net increase (decrease) in net assets         396,102      265,273      86,330      2,654       25,010      400,194      802,862
Net assets at beginning of year               265,273           --       2,654         --      400,194           --           --
                                           --------------------------------------------------------------------------------------
Net assets at end of year                  $  661,375   $  265,273   $  88,984   $  2,654   $  425,204   $  400,194   $  802,862
                                           ======================================================================================

* For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                             Franklin Small   Janus Aspen
                                                Cap Value      Large Cap      Janus Aspen        Legg Mason Partners
                                               Securities       Growth      Mid Cap Growth    Variable Aggressive Growth
                                                  2007*          2007*           2007*           2007          2006**
                                             ---------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)           $      (176)      $     70       $  (2,243)      $  (3,039)     $    (410)
      Capital gains distributions                     --             --           3,715           4,490             --
      Realized capital gain (loss) on sales
        of fund shares                               (33)           244           6,129          23,241            183
      Change in unrealized appreciation/
        depreciation on investments
        during the year                           (7,428)           155          45,815         (20,198)         6,888
                                             ---------------------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                      (7,637)           469          53,416           4,494          6,661

   From contract owner transactions:
      Variable annuity deposits                   84,519          2,059          88,630         175,250         40,201
      Contract owner maintenance
        charges                                      (54)           (69)         (2,758)         (2,005)          (531)
      Terminations and withdrawals                  (191)          (235)        (12,718)         (7,133)        (2,667)

      Transfers between subaccounts, net              --         53,510         777,228          13,410        349,025
                                             ---------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from contract owner transactions            84,274         55,265         850,382         179,522        386,028
                                             ---------------------------------------------------------------------------
Net increase (decrease) in net assets             76,637         55,734         903,798         184,016        392,689
Net assets at beginning of year                       --             --              --         392,689             --
                                             ---------------------------------------------------------------------------
Net assets at end of year                    $    76,637       $ 55,734       $ 903,798       $ 576,705      $ 392,689
                                             ===========================================================================

* For the period from May 1, 2007 (inception date) to December 31, 2007.

** For the period from March 10, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                              Legg Mason         Legg Mason
                                           Partners Variable      Partners
                                           Global High Yield   Variable Small           MFS VIT                    MFS VIT
                                                 Bond            Cap Growth     Research International          Total Return
                                                 2007*              2007*           2007       2006**        2007         2006**
                                           ----------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $        371        $       (31)     $   (1,721)  $    275    $    22,355   $    (1,011)
      Capital gains distributions                    21              1,047           1,320        939         36,410         2,647
      Realized capital gain (loss) on
        sales of fund shares                         --                 (1)            352     (1,075)        30,519         1,553
      Change in unrealized appreciation/
        depreciation on investments
        during the year                            (464)            (1,557)         19,601      2,101        (48,879)       57,538
                                           ----------------------------------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                        (72)              (542)         19,552      2,240         40,405        60,727

   From contract owner transactions:
      Variable annuity deposits                   5,510             11,424          91,309     15,701        888,191       354,034
      Contract owner maintenance
        charges                                      (8)                (7)           (799)       (24)        (9,407)       (3,258)
      Terminations and withdrawals                   --                 --          (2,518)       (37)       (79,945)      (16,126)

      Transfers between subaccounts, net             --              6,010         233,040     52,619     (1,200,010)      751,848
                                           ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from contract owner transactions            5,502             17,427         321,032     68,259       (401,171)    1,086,498
                                           ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets             5,430             16,885         340,584     70,499       (360,766)    1,147,225
Net assets at beginning of year                      --                 --          70,499         --      1,147,225            --
                                           ----------------------------------------------------------------------------------------
Net assets at end of year                  $      5,430        $    16,885      $  411,083   $ 70,499    $   786,459   $ 1,147,225
                                           ========================================================================================

* For the period from May 1, 2007 (inception date) to December 31, 2007.

** For the period from March 10, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                                       Mutual                               Oppenheimer
                                                    MFS VIT          Discovery        Neuberger Berman       Core Bond
                                                   Utilities         Securities   AMT Socially Responsive     Fund/VA
                                               2007        2006**      2007*         2007        2006***       2007*
                                             --------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)            $ (1,147)  $    (150)   $  (1,924)   $  (1,131)   $    (38)    $    (871)
      Capital gains distributions               15,597         482          172          983          --            --
      Realized capital gain (loss) on sales
        of fund shares                          13,869       5,679          392          157         817         9,133
      Change in unrealized appreciation/
        depreciation on investments
        during the year                         45,408      13,428        1,482          151         177         1,257
                                             --------------------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                    73,727      19,439          122          160         956         9,519

   From contract owner transactions:
      Variable annuity deposits                580,242      29,318      396,104      339,181       1,495       184,277
      Contract owner maintenance
        charges                                 (2,080)       (453)      (1,821)      (1,260)        (45)         (886)
      Terminations and withdrawals              (8,176)     (2,728)      (7,659)         (66)       (197)       (3,042)

      Transfers between subaccounts, net        69,641      35,677      464,307       (5,973)       (664)      196,651
                                             --------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from contract owner transactions         639,627      61,814      850,931      331,882         589       377,000
                                             --------------------------------------------------------------------------
Net increase (decrease) in net assets          713,354      81,253      851,053      332,042       1,545       386,519
Net assets at beginning of year                 81,253          --           --        1,545          --            --
                                             --------------------------------------------------------------------------
Net assets at end of year                    $ 794,607   $  81,253    $ 851,053    $ 333,587    $  1,545     $ 386,519
                                             ==========================================================================

* For the period from May 1, 2007 (inception date) to December 31, 2007.

** For the period from March 10, 2006 (inception date) to December 31, 2006.

*** For the period from April 27, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                                                                                        PIMCO VIT
                                                 Oppenheimer             PIMCO VIT                PIMCO VIT             Emerging
                                          Main Street Small Cap/VA       All Asset      CommodityRealReturn Strategy  Markets Bond
                                             2007         2006        2007       2006        2007           2006**        2007*
                                          -----------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $   (1,582) $      (719) $  2,225  $     90  $       3,709  $       1,023  $        125
      Capital gains distributions               5,602        1,641        --        11             --            138           823
      Realized capital gain (loss) on
        sales of fund shares                      656          467        33        --          1,106             (3)           (9)
      Change in unrealized appreciation/
        depreciation on investments
        during the year                       (22,509)       9,308      (367)      (38)        16,822         (2,965)         (712)
                                          -----------------------------------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                  (17,833)      10,697     1,891        63         21,637         (1,807)          227

   From contract owner transactions:
      Variable annuity deposits               251,130       62,053    35,410     3,899         93,069         40,906            --
      Contract owner maintenance
        charges                                (1,118)        (368)     (248)       (8)          (350)           (15)          (21)
      Terminations and withdrawals             (3,021)        (335)   (2,419)       --         (2,394)          (407)         (323)

      Transfers between subaccounts, net       (2,680)      13,167      (256)       --        (13,384)           186        41,602
                                          -----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from contract owner transactions        244,311       74,517    32,487     3,891         76,941         40,670        41,258
                                          -----------------------------------------------------------------------------------------
Net increase (decrease) in net assets         226,478       85,214    34,378     3,954         98,578         38,863        41,485
Net assets at beginning of year               134,136       48,922     3,954        --         38,863             --            --
                                          -----------------------------------------------------------------------------------------
Net assets at end of year                 $   360,614  $   134,136  $ 38,332  $  3,954  $     137,441  $      38,863  $     41,485
                                          =========================================================================================

* For the period from May 1, 2007 (inception date) to December 31, 2007.

** For the period from March 10, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                                                                                        PIMCO VIT
                                                PIMCO VIT                                                               Small Cap
                                              Foreign Bond               PIMCO VIT                 PIMCO VIT            StocksPLUS
                                           (U.S. Dollar-Hedged)        Low Duration               Real Return               TR
                                             2007       2006**       2007         2006         2007         2006          2007*
                                          -----------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)        $  14,050   $   2,600   $    7,969   $   4,928   $    42,284   $   22,204     $      64
      Capital gains distributions                --       2,317           --          --         3,406       20,879            --
      Realized capital gain (loss) on
        sales of fund shares                 (3,739)       (248)          69         946           747      (10,087)           (1)
      Change in unrealized
        appreciation/depreciation on
        investments during the year           5,122      (3,372)       3,018         473        78,603      (24,309)         (618)
                                          -----------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                  15,433       1,297       11,056       6,347       125,040        8,687          (555)

   From contract owner transactions:
      Variable annuity deposits             224,078      52,630      123,339      84,729       551,776      692,636        11,230
      Contract owner maintenance
        charges                              (3,846)       (862)      (1,382)       (690)       (5,839)      (2,951)          (10)
      Terminations and withdrawals          (21,928)     (3,037)     (44,973)     (7,817)      (38,735)     (17,156)           --
      Transfers between subaccounts,
        net                                 (43,004)    427,732     (141,348)    102,686       479,887     (267,618)           --
                                          -----------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           155,300     476,463      (64,364)    178,908       987,089      404,911        11,220
                                          -----------------------------------------------------------------------------------------
Net increase (decrease) in net assets       170,733     477,760      (53,308)    185,255     1,112,129      413,598        10,665
Net assets at beginning of year             477,760          --      195,934      10,679       601,490      187,892            --
                                          -----------------------------------------------------------------------------------------
Net assets at end of year                 $ 648,493   $ 477,760   $  142,626   $ 195,934   $ 1,713,619   $  601,490     $  10,665
                                          =========================================================================================

* For the period from May 1, 2007 (inception date) to December 31, 2007.

** For the period from March 10, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                                                                                        Rydex VT
                                                  Royce                   RVT CLS                  RVT CLS          Absolute Return
                                                Micro-Cap            AdvisorOne Amerigo      AdvisorOne Clermont       Strategies
                                             2007       2006**        2007        2006**       2007       2006**          2007*
                                          -----------------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)        $   2,327   $      11   $    (3,057)  $  (1,379)  $   6,857   $   6,182       $     (11)
      Capital gains distributions            25,010       3,275        69,329      62,462      72,532      14,405              --
      Realized capital gain (loss) on
        sales of fund shares                  2,173        (397)        4,090       3,077       5,179          35            (120)
      Change in unrealized
        appreciation/depreciation on
        investments during the year         (24,708)        266        45,961      (9,303)    (61,843)     (4,406)             --
                                          -----------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                   4,802       3,155       116,323      54,857      22,725      16,216            (131)

   From contract owner transactions:
      Variable annuity deposits             229,156     125,311        46,039       4,307      25,910          --           5,005
      Contract owner maintenance
        charges                                (784)        (20)      (10,638)     (1,974)     (3,389)       (688)             (1)
      Terminations and withdrawals           (6,301)       (451)      (27,705)     (2,803)     (8,923)     (1,201)             --
      Transfers between subaccounts,
        net                                 (21,892)        319     1,466,346     710,744     148,039     334,825          (4,873)
                                          -----------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           200,179     125,159     1,474,042     710,274     161,637     332,936             131
                                          -----------------------------------------------------------------------------------------
Net increase (decrease) in net assets       204,981     128,314     1,590,365     765,131     184,362     349,152              --
Net assets at beginning of year             128,314          --       765,131          --     349,152          --              --
                                          -----------------------------------------------------------------------------------------
Net assets at end of year                 $ 333,295   $ 128,314   $ 2,355,496   $ 765,131   $ 533,514   $ 349,152       $      --
                                          =========================================================================================

* For the period from May 1, 2007 (inception date) to December 31, 2007.

** For the period from March 10, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                              Rydex VT
                                             Rydex VT             EP           Rydex VT       Rydex VT
                                          EP Aggressive      Conservative    EP Moderate    Hedged Equity
                                              2007*             2007*           2007*           2007*
                                          ----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $   8,397        $     454        $   8,620       $  1,179
      Capital gains distributions               1,397              212            1,159            384
      Realized capital gain (loss) on
        sales of fund shares                      (35)              --             (148)           (20)
      Change in unrealized
        appreciation/depreciation on
        investments during the year            (9,238)            (154)          (9,810)        (2,013)
                                          ---------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                       521              512             (179)          (470)

   From contract owner transactions:
      Variable annuity deposits               283,289          108,107          446,173             --
      Contract owner maintenance
        charges                                  (944)              (6)            (904)           (17)
      Terminations and withdrawals                 --               --             (462)          (184)

      Transfers between subaccounts,
        net                                    23,750               --           59,691         26,383
                                          ---------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                             306,095          108,101          504,498         26,182
                                          ---------------------------------------------------------------
Net increase (decrease) in net assets         306,616          108,613          504,319         25,712
Net assets at beginning of year                    --               --               --             --
                                          ---------------------------------------------------------------
Net assets at end of year                   $ 306,616        $ 108,613        $ 504,319       $ 25,712
                                          ===============================================================

* For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                               Rydex VT
                                            Multi-Cap Core          Rydex VT                  SBL                    SBL
                                                Equity          Sector Rotation        Alpha Opportunity      Diversified Income
                                                 2007*         2007         2006       2007        2006        2007        2006
                                            ---------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)                $   101      $  (2,240)  $    (545)  $  (1,180)  $   (547)  $  (4,663)  $   (3,513)
    Capital gains distributions                   1,710         36,469       6,996          --         --          --           --
    Realized capital gain (loss) on
      sales of fund shares                           (5)         6,862         201      10,070      1,056       3,607        7,037
    Change in unrealized appreciation/
      depreciation on investments during
      the year                                   (3,474)         6,853       8,256      12,365      5,412      14,052       14,306
                                            ---------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets from operations                       (1,668)        47,944      14,908      21,255      5,921      12,996       17,830

  From contract owner transactions:
    Variable annuity deposits                    21,644        210,730     119,845     236,021     30,868     191,980      347,550
    Contract owner maintenance charges              (15)        (2,743)       (654)       (531)      (207)     (2,664)      (1,797)
    Terminations and withdrawals                     --         (9,734)       (914)     (1,936)      (298)    (24,934)      (4,996)
    Transfers between subaccounts, net               --        103,812       2,858      25,376     19,224     141,844     (231,397)
                                            ---------------------------------------------------------------------------------------
  Net increase (decrease) in net assets
    from contract owner transactions             21,629        302,065     121,135     258,930     49,587     306,226      109,360
                                            ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets            19,961        350,009     136,043     280,185     55,508     319,222      127,190
Net assets at beginning of year                      --        147,958      11,915      98,205     42,697     427,129      299,939
                                            ---------------------------------------------------------------------------------------
Net assets at end of year                      $ 19,961      $ 497,967   $ 147,958   $ 378,390   $ 98,205   $ 746,351   $  427,129
                                            =======================================================================================

* For the period from May 1, 2007 (inception date) to December 31, 2007.

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                 SBL                 SBL                    SBL                      SBL
                                           Enhanced Index           Equity              Equity Income               Global
                                           2007       2006      2007      2006        2007         2006       2007         2006
                                        --------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)        $  (5,383) $  (3,528) $   (284) $    (231) $    (6,553) $  (3,063) $   (13,918) $    (3,615)
    Capital gains distributions                --         --        --         --           --         --           --           --
    Realized capital gain (loss) on
      sales of fund shares                 54,497      2,164       166      8,674       10,774      6,864       19,168       11,090
    Change in unrealized appreciation/
      depreciation on investments
      during the year                     (63,539)    80,288    (3,258)       805       (4,020)    63,873      110,804      100,492
                                        --------------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets from operations                (14,425)    78,924    (3,376)     9,248          201     67,674      116,054      107,967

  From contract owner transactions:
    Variable annuity deposits              80,256         --    62,921     72,349      430,505    130,406      952,152      416,136
    Contract owner maintenance charges     (5,389)    (3,927)     (220)      (142)      (3,460)    (1,713)     (12,479)      (3,153)
    Terminations and withdrawals          (38,450)      (116)   (3,374)      (252)     (17,553)    (8,064)     (60,085)     (24,541)
    Transfers between subaccounts, net   (101,211)   331,307     1,216    (74,981)     116,499    (12,772)     323,289      480,787
                                        --------------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                          (64,794)   327,264    60,543     (3,026)     525,991    107,857    1,202,877      869,229
                                        --------------------------------------------------------------------------------------------
Net increase (decrease) in net assets     (79,219)   406,188    57,167      6,222      526,192    175,531    1,318,931      977,196
Net assets at beginning of year           715,766    309,578     6,222          -      488,851    313,320    1,120,814      143,618
                                        --------------------------------------------------------------------------------------------
Net assets at end of year               $ 636,547  $ 715,766  $ 63,389  $   6,222  $ 1,015,043  $ 488,851  $ 2,439,745  $ 1,120,814
                                        ============================================================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                              SBL                     SBL                      SBL                    SBL
                                           High Yield            Large Cap Value    Managed Asset Allocation     Mid Cap Growth
                                        2007         2006       2007         2006       2007         2006        2007      2006
                                     ----------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)     $   (10,120) $  (2,127) $    (4,889) $    (225) $  (2,557)   $  (1,602)  $  (5,442) $  (3,724)
    Capital gains distributions               --         --           --         --         --           --          --         --
    Realized capital gain (loss)
      on sales of fund shares             13,681        386       (5,558)        68      2,878        1,597       5,259      1,651
    Change in unrealized
      appreciation/depreciation on
      investments during the year         (7,301)    32,637      (62,931)     8,925     15,911       10,606     (81,935)    22,352
                                     ----------------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets from operations                (3,740)    30,896      (73,378)     8,768     16,232       10,601     (82,118)    20,279

  From contract owner transactions:
    Variable annuity deposits            744,373    266,105      806,116     44,279    296,811      473,372     218,255    237,463
    Contract owner maintenance
      charges                             (8,190)    (1,915)      (4,147)      (163)    (1,631)      (1,088)     (2,869)    (1,069)
    Terminations and withdrawals         (53,322)    (8,984)     (26,152)    (2,450)    (8,106)      (4,847)     (7,563)    (3,500)
    Transfers between subaccounts,
      net                                 31,908    419,467      896,636     64,825    (25,654)    (384,845)    (86,011)    86,500
                                     ----------------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets from contract owner
    transactions                         714,769    674,673    1,672,453    106,491    261,420       82,592     121,812    319,394
                                     ----------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets                                 711,029    705,569    1,599,075    115,259    277,652       93,193      39,694    339,673
Net assets at beginning of year          759,303     53,734      115,950        691    181,729       88,536     663,501    323,828
                                     ----------------------------------------------------------------------------------------------
Net assets at end of year            $ 1,470,332  $ 759,303  $ 1,715,025  $ 115,950  $ 459,381    $ 181,729   $ 703,195  $ 663,501
                                     ==============================================================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                                                    SBL                          SBL
                                                                               Mid Cap Value                 Money Market
                                                                             2007          2006          2007           2006
                                                                         --------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                                        $   (14,915)  $    (8,008)  $    (10,941)  $     (4,656)
     Capital gains distributions                                                  --            --             --             --
     Realized capital gain (loss) on sales of fund shares                     88,756        17,381         35,802         23,291
     Change in unrealized appreciation/ depreciation on investments
       during the year                                                       (49,174)      111,203         30,191          5,552
                                                                         --------------------------------------------------------
   Net increase (decrease) in net assets from operations                      24,667       120,576         55,052         24,187

   From contract owner transactions:
     Variable annuity deposits                                               874,531       774,203      7,665,656      4,523,815
     Contract owner maintenance charges                                       (8,877)       (4,150)        (6,772)          (150)
     Terminations and withdrawals                                            (85,702)      (31,578)      (200,237)          (851)
     Transfers between subaccounts, net                                     (350,167)      133,576     (3,769,300)    (3,882,566)
                                                                         --------------------------------------------------------
   Net increase (decrease) in net assets from contract owner
     transactions                                                            429,785       872,051      3,689,347        640,248
                                                                         --------------------------------------------------------
Net increase (decrease) in net assets                                        454,452       992,627      3,744,399        664,435
Net assets at beginning of year                                            1,515,112       522,485        664,435             --
                                                                         --------------------------------------------------------
Net assets at end of year                                                $ 1,969,564   $ 1,515,112   $  4,408,834   $    664,435
                                                                         ========================================================

                                                                                    SBL                          SBL
                                                                                 Select 25                 Small Cap Growth
                                                                             2007          2006          2007           2006
                                                                         --------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                                        $    (3,640)  $      (848)  $     (1,177)  $       (290)
     Capital gains distributions                                                  --            --             --             --
     Realized capital gain (loss) on sales of fund shares                      4,675           653          4,058             10
     Change in unrealized appreciation/ depreciation on investments
       during the year                                                       (32,360)       19,259          2,591          3,430
                                                                         --------------------------------------------------------
   Net increase (decrease) in net assets from operations                     (31,325)       19,064          5,472          3,150

   From contract owner transactions:
     Variable annuity deposits                                               208,854       297,903        124,644         80,610
     Contract owner maintenance charges                                       (4,786)         (575)        (2,258)          (156)
     Terminations and withdrawals                                            (34,336)       (1,508)       (20,154)          (200)
     Transfers between subaccounts, net                                     (115,505)       35,791        (20,002)         5,628
                                                                         --------------------------------------------------------
   Net increase (decrease) in net assets from contract owner
     transactions                                                             54,227       331,611         82,230         85,882
                                                                         --------------------------------------------------------
Net increase (decrease) in net assets                                         22,902       350,675         87,702         89,032
Net assets at beginning of year                                              368,648        17,973         89,032             --
                                                                         --------------------------------------------------------
Net assets at end of year                                                $   391,550   $   368,648   $    176,734   $     89,032
                                                                         ========================================================

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                                                    SBL                       Van Kampen
                                                                              Small Cap Value                LIT Comstock
                                                                             2007          2006          2007          2006**
                                                                         --------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                                        $    (2,506)  $      (281)  $      (326)  $         (83)
     Capital gains distributions                                                  --            --            18              --
     Realized capital gain (loss) on
       sales of fund shares                                                    2,811            11          (134)          2,886
     Change in unrealized appreciation/ depreciation on investments
       during the year                                                        19,715         4,400        (8,493)             36
                                                                         --------------------------------------------------------
   Net increase (decrease) in net assets from operations                      20,020         4,130        (8,935)          2,839

   From contract owner transactions:
     Variable annuity deposits                                               217,199        45,671        57,972           3,545
     Contract owner maintenance charges                                       (1,787)          (88)         (321)           (145)
     Terminations and withdrawals                                             (8,111)         (518)         (590)         (1,759)
     Transfers between subaccounts, net                                       64,910        58,978        78,905          (3,919)
                                                                         --------------------------------------------------------
   Net increase (decrease) in net assets from contract owner
     transactions                                                            272,211       104,043       135,966          (2,278)
                                                                         --------------------------------------------------------
Net increase (decrease) in net assets                                        292,231       108,173       127,031             561
Net assets at beginning of year                                              112,272         4,099           561              --
                                                                         --------------------------------------------------------
Net assets at end of year                                                $   404,503   $   112,272   $   127,592   $         561
                                                                         ========================================================

                                                                                                       Van Kampen
                                                                                                           UIF
                                                                                 Van Kampen             Emerging
                                                                               LIT Government        Markets Equity
                                                                             2007         2006**          2007*
                                                                         ------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                                        $    43,969   $    (1,061)    $      (71)
     Capital gains distributions                                                  --            --          2,640
     Realized capital gain (loss) on
       sales of fund shares                                                  (11,753)          128            (32)
     Change in unrealized appreciation/ depreciation on investments
       during the year                                                        52,779         6,497         (2,855)
                                                                         ------------------------------------------
   Net increase (decrease) in net assets from operations                      84,995         5,564           (318)

   From contract owner transactions:
     Variable annuity deposits                                               642,525       182,587         60,872
     Contract owner maintenance charges                                       (7,614)       (1,424)          (112)
     Terminations and withdrawals                                            (64,136)       (5,321)          (866)
     Transfers between subaccounts, net                                      336,910       775,071         95,028
                                                                         ------------------------------------------
   Net increase (decrease) in net assets from contract owner
     transactions                                                            907,685       950,913        154,922
                                                                         ------------------------------------------
Net increase (decrease) in net assets                                        992,680       956,477        154,604
Net assets at beginning of year                                              956,477            --             --
                                                                         ------------------------------------------
Net assets at end of year                                                $ 1,949,157   $   956,477     $  154,604
                                                                         ==========================================

* For the period from May 1, 2007 (inception date) to December 31, 2007.

** For the period from March 10, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                                          Van Kampen UIF
                                                                        Equity and Income
                                                                       2007         2006**
                                                                    ------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)                                  $    1,758    $      26
      Capital gains distributions                                        4,190          173
      Realized capital gain (loss) on sales of fund shares                 164            2
      Change in unrealized appreciation/depreciation on
        investments during the year                                     (5,959)       1,465
                                                                    ------------------------
   Net increase (decrease) in net assets from operations                   153        1,666

   From contract owner transactions:
      Variable annuity deposits                                        129,036       18,433
      Contract owner maintenance charges                                  (352)         (30)
      Terminations and withdrawals                                      (1,529)          --
      Transfers between subaccounts, net                                46,679       40,899
                                                                    ------------------------
   Net increase (decrease) in net assets from contract owner
     transactions                                                      173,834       59,302
                                                                    ------------------------
Net increase (decrease) in net assets                                  173,987       60,968
Net assets at beginning of year                                         60,968           --
                                                                    ------------------------
Net assets at end of year                                           $  234,955    $  60,968
                                                                    ========================

** For the period from March 10, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                          Notes to Financial Statements

                                December 31, 2007

1. Organization and Significant Accounting Policies

Organization

Variable Annuity Account B - SecureDesigns Variable Annuity Account (the Account) is a deferred variable annuity contract offered by First Security Benefit Life Insurance and Annuity Company of New York (FSBL). Purchase payments are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated mutual fund as follows:

            Subaccount                                          Mutual Fund
---------------------------------------------------------------------------------------------------
                                        AIM Variable Insurance Funds:
AIM V.I. Basic Value                      AIM V.I. Basic Value Fund (Series II Shares)
AIM V.I. Capital Development              AIM V.I. Capital Development Fund (Series II Shares)
AIM V.I. Global Health Care               AIM V.I. Global Health Care Fund (Series I Shares)
AIM V.I. Global Real Estate               AIM V.I. Global Real Estate Fund (Series I Shares)
AIM V.I. International Growth             AIM V.I. International Growth Fund (Series II Shares)
AIM V.I. Mid Cap Core Equity              AIM V.I. Mid Cap Core Equity Fund (Series II Shares)
                                        American Century Variable Portfolios, Inc.:
American Century VP Mid Cap Value         American Century VP Mid Cap Value (Class II)
American Century VP Ultra                 American Century VP Ultra Fund (Class II)
American Century VP Value                 American Century VP Value Fund (Class II)
                                        Dreyfus Variable Investment Fund:
Dreyfus IP Technology Growth              Dreyfus IP Technology Growth Portfolio (Service Class)
Dreyfus VIF International Value           Dreyfus VIF International Value Portfolio (Service Class)
Franklin Income Securities                Franklin Income Securities (Class II)
Franklin Small Cap Value Securities       Franklin Small Cap Value Securities (Class II)
Janus Aspen INTECH Risk-Managed Core*     Janus Aspen INTECH Risk-Managed Core (Service Class)
Janus Aspen Large Cap Growth              Janus Aspen Large Cap Growth (Service Class)
Janus Aspen Mid Cap Growth                Janus Aspen Mid Cap Growth (Service Class)

* This subaccount was available for investment during 2007; however, there was no activity.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

              Subaccount                                           Mutual Fund
------------------------------------------------------------------------------------------------------
                                            Salomon Brothers Asset Management Inc.:
Legg Mason Partners Variable Aggressive       Legg Mason Partners Variable Aggressive Growth Fund
   Growth                                       (Class II)
Legg Mason Partners Variable Global High      Legg Mason Partners Variable Global High Yield Bond
   Yield Bond                                   (Class II)
Legg Mason Partners Variable Small Cap        Legg Mason Partners Variable Small Cap Growth (Class II)
   Growth **
                                            Massachusetts Financial Services Company:
MFS VIT Research International                MFS VIT Research International Series ( Service)
MFS VIT Total Return                          MFS VIT Total Return Series (Service)
MFS VIT Utilities                             MFS VIT Utilities (Service)
Mutual Discovery Securities                   Mutual Discovery Securities (Class II)

                                            Neuberger Berman Management Inc.:
Neuberger Berman AMT Socially Responsive      Neuberger Berman AMT Socially Responsive (Class S)
                                            OppenheimerFunds, Inc.:
Oppenheimer Core Bond Fund/VA                 Oppenheimer Core Bond Fund/VA (Service Class)
Oppenheimer Main Street Small Cap/VA          Oppenheimer Main Street Small Cap/VA Fund (Service
                                              Class)
                                            Pacific Investment Management Company LLC:
PIMCO VIT All Asset                           PIMCO VIT All Asset Portfolio (Administrative Class)
PIMCO VIT CommodityRealReturn Strategy        PIMCO VIT Commodity RealReturnStrategy Portfolio
                                              (Administrative Class)
PIMCO VIT Emerging Markets Bond               PIMCO VIT Emerging Markets Bond (Advisor)
PIMCO VIT Foreign Bond (U.S. Dollar-          PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)
   Hedged)                                    (Administrative Class)
PIMCO VIT Low Duration                        PIMCO VIT Low Duration Portfolio (Administrative Class)
PIMCO VIT Real Return                         PIMCO VIT Real Return Portfolio (Administrative Class)
PIMCO VIT Small Cap StocksPLUS TR             PIMCO VIT Small Cap StocksPLUS TR (Advisor)
                                            Royce & Associates, LLC:
Royce Micro-Cap                               Royce Micro-Cap Portfolio
                                            The Rydex Variable Trust:
RVT CLS AdvisorOne Amerigo                    RVT CLS AdvisorOne Amerigo Fund
RVT CLS AdvisorOne Clermont                   RVT CLS AdvisorOne Clermont Fund
Rydex VT Absolute Return Strategies           Rydex VT Absolute Return Strategies

** This subaccount was available for investment in 2006; however, investments were not made until 2007.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

              Subaccount                                      Mutual Fund
-------------------------------------------------------------------------------------------------
                                          The Rydex Variable Trust: (continued)
Rydex VT EP Aggressive                      Rydex VT EP Aggressive
Rydex VT EP Conservative                    Rydex VT EP Conservative
Rydex VT EP Moderate                        Rydex VT EP Moderate
Rydex VT Hedged Equity                      Rydex VT Hedged Equity
Rydex VT Multi-Cap Core Equity              Rydex VT Multi-Cap Core Equity
Rydex VT Sector Rotation                    Rydex VT Sector Rotation
                                          SBL Fund:
SBL Alpha Opportunity                       Series Z (SBL Alpha Opportunity)
SBL Diversified Income                      Series E (SBL Diversified Income)
SBL Enhanced Index                          Series H (SBL Enhanced Index)
SBL Equity                                  Series A (SBL Equity)
SBL Equity Income                           Series O (SBL Equity Income)
SBL Global                                  Series D (SBL Global)
SBL High Yield                              Series P (SBL High Yield)
SBL Large Cap Value                         Series B (SBL Large Cap Value)
SBL Managed Asset Allocation                Series N (SBL Managed Asset Allocation)
SBL Mid Cap Growth                          Series J (SBL Mid Cap Growth)
SBL Mid Cap Value                           Series V (SBL Mid Cap Value)
SBL Money Market                            Series C (SBL Money Market)
SBL Select 25                               Series Y (SBL Select 25)
SBL Small Cap Growth                        Series X (SBL Small Cap Growth)
SBL Small Cap Value                         Series Q (SBL Small Cap Value)
                                          Van Kampen Asset Management:
Van Kampen LIT Comstock                     Van Kampen LIT Comstock Portfolio (Class II)
Van Kampen LIT Government                   Van Kampen LIT Government Portfolio (Class II)
Van Kampen UIF Emerging Markets Equity      Van Kampen UIF Emerging Markets Equity (Class II)
Van Kampen UIF Equity and Income            Van Kampen UIF Equity and Income Portfolio (Class II)

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

Under the terms of the investment advisory contracts, investment portfolios of the underlying mutual funds are managed by Security Investors, LLC (SI), a limited liability company controlled by Security Benefit Life Insurance Company
(SBL). SBL is a wholly owned subsidiary of Security Benefit Corporation (SBC). AIM Advisors, Inc. serves as investment advisor of AIM V.I. Basic Value Fund, AIM V.I. Capital Development Fund, AIM V.I. Global Health Care Fund, AIM V.I. International Growth Fund, and AIM V.I. Mid Cap Core Equity Fund. AIM Advisors, Inc. has engaged INVESCO Institutional, (N.A.), Inc. to provide subadvisory services to AIM V.I. Global Real Estate Fund. American Century Investment Management, Inc. serves as investment advisor of American Century VP Mid Cap Value Fund, American Century VP Ultra Fund, and American Century VP Value Fund. The Dreyfus Corporation serves as investment advisor of Dreyfus IP Technology Growth Portfolio and Dreyfus VIF International Value Portfolio. Franklin Advisers, Inc. serves as investment advisor of Franklin Income Securities Fund. Franklin Advisory Services, LLC serves as investment advisor of Franklin Small Cap Value Securities Fund. Janus Capital Management LLC serves as investment advisor of Janus Aspen Large Cap Growth Fund and Janus Aspen Mid Cap Growth, Janus Capital Management LLC has engaged Enhanced Investment Technologies, LLC to provide subadvisory services to Janus Aspen INTECH Risk-Managed Core Fund. Legg Mason Partners Fund Advisor, LLC serves as investment advisor for Legg Mason Partners Variable Aggressive Growth Fund and Legg Mason Partners Variable Small Cap Growth Fund, Legg Mason Partners Fund Advisor, LLC has engaged Western Asset Management Company to provide subadvisory services to Legg Mason Partners Variable Global High Yield Bond. Massachusetts Financial Services Company serves as investment advisor for MFS VIT Research International Series, MFS VIT Total Return Series, and MFS VIT Utilities Series. Franklin Mutual Advisers, LLC has engaged Franklin Templeton Investment Management Limited to provide subadvisory services to Mutual Discovery Securities Fund. Neuberger Berman Management Inc. has engaged Neuberger Berman, LLC to provide subadvisory services to Neuberger Berman AMT Socially Responsive Portfolio. OppenheimerFunds, Inc. serves as investment advisor of Oppenheimer Core Bond Fund/VA and Oppenheimer Main Street Small Cap Fund/VA. Pacific Investment Management Company LLC serves as investment advisor of PIMCO VIT All Asset Portfolio, PIMCO VIT CommodityRealReturn Strategy Portfolio, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged), PIMCO VIT Low Duration Portfolio, PIMCO VIT Real Return Portfolio, and PIMCO VIT Small Cap StocksPLUS TR. Royce & Associates, LLC serves as investment advisor of Royce Micro-Cap Portfolio. Rydex Investments has engaged Clarke Lanzen Skalla Investment Firm, LLC to provide subadvisory services to RVT CLS AdvisorOne Amerigo Fund and RVT CLS AdvisorOne Clermont Fund. Rydex Investments serves as investment

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

advisor of Rydex VT Absolute Return Strategies, Rydex VT EP Aggressive, Rydex VT EP Conservative, Rydex VT EP Moderate, Rydex VT Hedged Equity, Rydex VT Multi-Cap Core Equity, and Rydex VT Sector Rotation Fund. SI serves as investment advisor of each Series of the SBL Fund. SI has engaged Mainstream Investment Advisers, LLC to provide subadvisory services for Series Z (SBL Alpha Opportunity); Northern Trust Investments, N.A. to provide subadvisory services for Series H (SBL Enhanced Index); T. Rowe Price Associates, Inc. to provide subadvisory services for Series O (SBL Equity Income) and Series N (SBL Managed Asset Allocation); OppenheimerFunds, Inc. and Security Global Investors, LLC, a limited liability company also controlled by SBL, to provide subadvisory services for Series D (SBL Global); RS Investment Management, L.P. to provide subadvisory services for Series X (SBL Small Cap Growth); and Wells Capital Management Inc. to provide subadvisory services for Series Q (SBL Small Cap Value). Van Kampen Asset Management serves as investment advisor of Van Kampen LIT Comstock Portfolio and Van Kampen LIT Government Portfolio. Morgan Stanley Investment Management Inc. serves as investment advisor of Van Kampen UIF Emerging Markets Equity and Van Kampen UIF Equity and Income Portfolio.

Investment Valuation

Investments in mutual fund shares are carried in the statement of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2007, except for those individual subaccounts operating for a portion of such periods as disclosed in the financial statements, were as follows:

                                           Cost of     Proceeds
              Subaccount                  Purchases   from Sales
-----------------------------------------------------------------

AIM V.I. Basic Value                      $ 585,040   $  130,091
AIM V.I. Capital Development                330,539      187,125
AIM V.I. Global Health Care                 155,980       44,003
AIM V.I. Global Real Estate                 765,340      204,456
AIM V.I. International Growth               506,912      181,945
AIM V.I. Mid Cap Core Equity                103,141        4,270
American Century VP Mid Cap Value            32,405          279
American Century VP Ultra                    40,792       19,336
American Century VP Value                   852,402      375,841

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

                                                        Cost of       Proceeds
                     Subaccount                        Purchases     from Sales
--------------------------------------------------------------------------------

Dreyfus IP Technology Growth                          $   109,246   $    26,605
Dreyfus VIF International Value                           610,914       531,167
Franklin Income Securities                                923,688       116,905
Franklin Small Cap Value Securities                        84,485           388
Janus Aspen Large Cap Growth                               59,490         4,155
Janus Aspen Mid Cap Growth                                991,587       139,734
Legg Mason Partners Variable Aggressive Growth          1,136,730       955,758
Legg Mason Partners Variable Global High Yield Bond         5,914            19
Legg Mason Partners Variable Small Cap Growth              18,480            37
MFS VIT Research International                            331,271        10,638
MFS VIT Total Return                                    1,212,780     1,555,187
MFS VIT Utilities                                         846,243       192,167
Mutual Discovery Securities                             1,093,617       244,437
Neuberger Berman AMT Socially Responsive                  337,048         5,315
Oppenheimer Core Bond Fund/VA                             749,529       373,400
Oppenheimer Main Street Small Cap/VA                      262,594        14,264
PIMCO VIT All Asset                                        37,805         3,094
PIMCO VIT CommodityRealReturn Strategy                     97,695        17,011
PIMCO VIT Emerging Markets Bond                            42,568           362
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)               403,738       234,387
PIMCO VIT Low Duration                                    162,379       218,774
PIMCO VIT Real Return                                   1,403,833       370,554
PIMCO VIT Small Cap StocksPLUS TR                          11,308            24
Royce Micro-Cap                                           284,324        56,808
RVT CLS AdvisorOne Amerigo                              1,655,154       114,839
RVT CLS AdvisorOne Clermont                               394,031       153,006
Rydex VT Absolute Return Strategies                         4,941         4,821
Rydex VT EP Aggressive                                    320,191         4,302
Rydex VT EP Conservative                                  108,787            19
Rydex VT EP Moderate                                      518,901         4,624
Rydex VT Hedged Equity                                     27,956           211
Rydex VT Multi-Cap Core Equity                             23,483            43
Rydex VT Sector Rotation                                  385,823        49,528
SBL Alpha Opportunity                                     321,342        63,592
SBL Diversified Income                                    401,142        99,579

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

                                                        Cost of       Proceeds
                     Subaccount                        Purchases     from Sales
--------------------------------------------------------------------------------

SBL Enhanced Index                                    $   460,252   $   530,428
SBL Equity                                                 65,131         4,873
SBL Equity Income                                         620,014       100,576
SBL Global                                              1,350,948       161,988
SBL High Yield                                          1,317,593       612,944
SBL Large Cap Value                                     1,846,280       178,717
SBL Managed Asset Allocation                              321,233        62,371
SBL Mid Cap Growth                                        251,104       134,735
SBL Mid Cap Value                                       1,124,633       709,761
SBL Money Market                                        7,597,204     3,918,799
SBL Select 25                                             232,563       181,975
SBL Small Cap Growth                                      136,077        55,024
SBL Small Cap Value                                       314,226        44,520
Van Kampen LIT Comstock                                   139,046         3,388
Van Kampen LIT Government                               1,578,143       626,489
Van Kampen UIF Emerging Markets Equity                    158,629         1,138
Van Kampen UIF Equity and Income                          187,630         7,847

Annuity Reserves

As of December 31, 2007, annuity reserves have not been established, as there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. Variable Annuity Contract Charges

FSBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value. Additionally, FSBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force. Mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to an annual rate ranging from 0.60% to 0.85% of the average daily net asset. Additionally, FSBL deducts an amount for each rider, equal to a percentage of contract value, not to exceed a total charge of 1% of the contract value.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the years ended December 31, 2007 and 2006, except for those individual subaccounts operating for a portion of such periods as disclosed in the financial statements, were as follows:

                                                                   2007                               2006
                                                      -------------------------------   --------------------------------
                                                                               Net                               Net
                                                       Units      Units     Increase     Units      Units     Increase
Subaccount                                             Issued   Redeemed   (Decrease)    Issued   Redeemed   (Decrease)
-------------------------------------------------------------------------------------   --------------------------------
AIM V.I. Basic Value                                   36,884     (9,362)      27,522     2,732       (652)       2,080
AIM V.I. Capital Development                           32,842    (21,293)      11,549    18,696     (5,461)      13,235
AIM V.I. Global Health Care                            14,188     (5,691)       8,497     6,878     (6,501)         377
AIM V.I. Global Real Estate                            28,788    (12,126)      16,662     5,527       (130)       5,397
AIM V.I. International Growth                          31,407    (12,330)      19,077     9,328       (954)       8,374
AIM V.I. Mid Cap Core Equity                            6,475       (250)       6,225       741         (4)         737
American Century VP Mid Cap Value                       3,368        (24)       3,344        --         --           --
American Century VP Ultra                               5,610     (2,994)       2,616    12,927     (8,548)       4,379
American Century VP Value                              61,172    (31,603)      29,569    21,055     (4,009)      17,046
Dreyfus IP Technology Growth                           11,756     (4,055)       7,701       949       (687)         262
Dreyfus VIF International Value                        41,922    (40,184)       1,738    31,594     (3,547)      28,047
Franklin Income Securities                             98,357    (14,272)      84,085        --         --           --
Franklin Small Cap Value Securities                     8,743        (28)       8,715        --         --           --
Janus Aspen Large Cap Growth                            5,813       (392)       5,421        --         --           --
Janus Aspen Mid Cap Growth                            100,694    (16,293)      84,401        --         --           --
Legg Mason Partners Variable Aggressive Growth         92,812    (73,153)      19,659    38,786       (978)      37,808
Legg Mason Partners Variable Global High Yield Bond       580         (1)         579        --         --           --

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

                                                                   2007                               2006
                                                      -------------------------------   --------------------------------
                                                                               Net                               Net
                                                       Units      Units     Increase     Units      Units     Increase
Subaccount                                             Issued    Redeemed  (Decrease)    Issued   Redeemed   (Decrease)
-------------------------------------------------------------------------------------   --------------------------------
Legg Mason Partners Variable Small Cap Growth           1,602         (1)       1,601        --         --           --
MFS VIT Research International                         29,869     (2,612)      27,257     7,606     (1,392)       6,214
MFS VIT Total Return                                  125,218   (159,190)     (33,972)  117,211     (9,394)     107,817
MFS VIT Utilities                                      66,689    (20,822)      45,867    10,733     (4,144)       6,589
Mutual Discovery Securities                           110,802    (25,703)      85,099        --         --           --
Neuberger Berman AMT Socially Responsive               24,090     (4,365)      19,725     2,498     (2,403)          95
Oppenheimer Core Bond Fund/VA                          76,337    (37,602)      38,735        --         --           --
Oppenheimer Main Street Small Cap/VA                   16,418     (2,924)      13,494     5,088       (686)       4,402
PIMCO VIT All Asset                                     4,665     (1,926)       2,739       331         (1)         330
PIMCO VIT CommodityRealReturn Strategy                 12,060     (4,505)       7,555     3,851        (39)       3,812
PIMCO VIT Emerging Markets Bond                         4,187        (35)       4,152        --         --           --
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)            44,640    (27,405)      17,235    55,631     (7,667)      47,964
PIMCO VIT Low Duration                                 19,313    (25,504)      (6,191)   48,278    (28,546)      19,732
PIMCO VIT Real Return                                 143,003    (46,276)      96,727   104,140    (63,892)      40,248
PIMCO VIT Small Cap StocksPLUS TR                       1,133         (1)       1,132        --         --           --
Royce Micro-Cap                                        24,517     (5,465)      19,052    13,033     (1,083)      11,950
RVT CLS AdvisorOne Amerigo                            142,102    (10,386)     131,716    80,188     (7,360)      72,828
RVT CLS AdvisorOne Clermont                            32,251    (15,460)      16,791    34,187       (189)      33,998
Rydex VT Absolute Return Strategies                       972       (972)          --        --         --           --
Rydex VT EP Aggressive                                 31,585       (421)      31,164        --         --           --
Rydex VT EP Conservative                               10,929         (1)      10,928        --         --           --

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

                                                                   2007                               2006
                                                      -------------------------------   --------------------------------
                                                                               Net                              Net
                                                       Units      Units     Increase      Units     Units     Increase
Subaccount                                             Issued   Redeemed   (Decrease)    Issued   Redeemed   (Decrease)
-------------------------------------------------------------------------------------   --------------------------------
Rydex VT EP Moderate                                   51,671       (460)      51,211        --         --           --
Rydex VT Hedged Equity                                  2,680        (20)       2,660        --         --           --
Rydex VT Multi-Cap Core Equity                          2,300         (2)       2,298        --         --           --
Rydex VT Sector Rotation                               22,639     (4,824)      17,815     9,646       (834)       8,812
SBL Alpha Opportunity                                  22,630     (5,973)      16,657    11,222     (7,548)       3,674
SBL Diversified Income                                 44,753    (15,578)      29,175    40,908    (29,527)      11,381
SBL Enhanced Index                                     60,299    (67,986)      (7,687)   57,945    (11,251)      46,694
SBL Equity                                             11,461     (2,654)       8,807    11,561    (10,692)         869
SBL Equity Income                                      51,495    (12,575)      38,920    17,839     (8,391)       9,448
SBL Global                                            146,417    (40,731)     105,686    98,759    (14,783)      83,976
SBL High Yield                                         66,700    (36,044)      30,656    31,079     (1,866)      29,213
SBL Large Cap Value                                   170,451    (26,588)     143,863    10,981       (413)      10,568
SBL Managed Asset Allocation                           38,045    (12,521)      25,524    58,615    (50,416)       8,199
SBL Mid Cap Growth                                     35,772    (19,795)      15,977    38,472     (3,124)      35,348
SBL Mid Cap Value                                      58,376    (36,572)      21,804    55,398    (13,903)      41,495
SBL Money Market                                      978,087   (576,271)     401,816   531,780   (459,769)      72,011
SBL Select 25                                          41,188    (32,158)       9,030    51,878     (3,106)      48,772
SBL Small Cap Growth                                   24,535    (12,091)      12,444    14,692     (1,627)      13,065
SBL Small Cap Value                                    16,011     (4,008)      12,003     5,039       (225)       4,814
Van Kampen LIT Comstock                                12,653       (302)      12,351     4,014     (3,963)          51
Van Kampen LIT Government                             173,404    (80,401)      93,003   100,089     (4,898)      95,191
Van Kampen UIF Emerging Markets Equity                 12,274        (74)      12,200        --         --           --
Van Kampen UIF Equity and Income                       17,192       (870)      16,322     6,245       (560)       5,685

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

4. Unit Values

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios, and total return ratios for each of the three years in the period ended December 31, 2007, except for those individual subaccounts operating for a portion of such periods as disclosed in the financial statements, follows:

Subaccount                                    2007        2006        2005
---------------------------------------------------------------------------

AIM V.I. Basic Value (2)
Units                                       30,072       2,551         471
Unit value                                  $14.71      $15.07      $13.85
Net assets                                $442,283     $38,440      $6,524
Ratio of expenses to net assets*     0.75% - 1.00%       0.75%       0.75%
Investment income ratio**                    0.76%       0.20%         --%
Total return***                            (2.39)%       8.79%       3.05%

AIM V.I. Capital
Development (3)
Units                                       24,784      13,235          --
Unit value                                  $11.23      $10.55         $--
Net assets                                $278,434    $139,618         $--
Ratio of expenses to net assets*     0.75% - 1.00%       0.75%         --%
Investment income ratio**                      --%         --%         --%
Total return***                              6.46%       5.49%         --%

AIM V.I. Global Health Care (1)
Units                                        8,875         377          --
Unit value                                  $13.72      $12.74      $12.56
Net assets                                $121,728      $4,807         $--
Ratio of expenses to net assets*     0.75% - 1.00%       0.75%         --%
Investment income ratio**                      --%         --%         --%
Total return***                              7.72%       1.37%         --%

AIM V.I. Global Real Estate (2)
Units                                       22,188       5,527         130
Unit value                                  $23.17      $25.47      $18.54
Net assets                                $513,997    $140,737      $2,401
Ratio of expenses to net assets*     0.75% - 1.00%       0.75%       0.75%
Investment income ratio**                   11.57%       1.41%       2.05%
Total return***                            (9.03)%      37.37%      19.22%

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                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                    2007        2006        2005
---------------------------------------------------------------------------

AIM V.I. International
Growth (2)
Units                                       28,435       9,357         983
Unit value                                  $17.87      $16.21      $13.16
Net assets                                $508,044    $151,687     $12,940
Ratio of expenses to net assets*     0.75% - 1.00%       0.75%       0.75%
Investment income ratio**                    0.49%       0.76%       1.10%
Total return***                             10.22%      23.20%      14.83%

AIM V.I. Mid Cap Core
Equity (2)
Units                                        8,310       2,085       1,348
Unit value                                  $15.59      $14.82      $13.86
Net assets                                $129,580     $30,888     $18,681
Ratio of expenses to net assets*     0.75% - 1.00%       0.75%       0.75%
Investment income ratio**                    0.07%       0.86%       0.57%
Total return***                              5.25%       6.90%       5.15%

American Century VP Mid Cap
Value (5)
Units                                        3,344          --          --
Unit value                                   $8.76         $--         $--
Net assets                                 $29,297         $--         $--
Ratio of expenses to net assets*     0.75% - 1.00%         --%         --%
Investment income ratio**                    1.07%         --%         --%
Total return***                           (12.38)%         --%         --%

American Century VP Ultra (2)
Units                                       21,562      18,946      14,567
Unit value                                  $13.11      $11.27      $12.11
Net assets                                $282,654    $213,422    $176,406
Ratio of expenses to net assets*     0.75% - 1.00%       0.75%       0.75%
Investment income ratio**                      --%         --%         --%
Total return***                             16.37%     (6.94)%       1.14%

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                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                    2007        2006        2005
---------------------------------------------------------------------------

American Century VP Value (2)
Units                                       46,615      17,046          --
Unit value                                  $14.19      $15.56      $13.64
Net assets                                $661,375    $265,273         $--
Ratio of expenses to net assets*     0.75% - 1.00%       0.75%       0.75%
Investment income ratio**                    1.07%       0.34%         --%
Total return***                            (8.81)%      14.11%       2.37%

Dreyfus IP Technology
Growth (1)
Units                                        7,962         262          --
Unit value                                  $11.18      $10.14      $10.12
Net assets                                 $88,984      $2,654         $--
Ratio of expenses to net assets*     0.75% - 1.00%       0.75%       0.75%
Investment income ratio**                      --%         --%         --%
Total return***                             10.20%       0.22%         --%

Dreyfus VIF International
Value (1)
Units                                       29,784      28,047          --
Unit value                                  $14.28      $14.27      $12.10
Net assets                                $425,204    $400,194         $--
Ratio of expenses to net assets*     0.75% - 1.00%       0.75%       0.75%
Investment income ratio**                    2.02%         --%         --%
Total return***                              0.08%      17.90%         --%

Franklin Income Securities (5)
Units                                       84,085          --          --
Unit value                                   $9.55         $--         $--
Net assets                                $802,862         $--         $--
Ratio of expenses to net assets*     0.75% - 1.00%         --%         --%
Investment income ratio**                      --%         --%         --%
Total return***                            (4.54)%         --%         --%

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                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                       2007          2006        2005
--------------------------------------------------------------------------------

Franklin Small Cap Value
Securities (5)
Units                                           8,716            --          --
Unit value                                      $8.79           $--         $--
Net assets                                    $76,637           $--         $--
Ratio of expenses to net assets*        0.75% - 1.00%           --%         --%
Investment income ratio**                         --%           --%         --%
Total return***                              (12.10)%           --%         --%

Janus Aspen Large Cap
Growth (5)
Units                                           5,421            --          --
Unit value                                     $10.28           $--         $--
Net assets                                    $55,734           $--         $--
Ratio of expenses to net assets*        0.75% - 1.00%           --%         --%
Investment income ratio**                       0.52%           --%         --%
Total return***                                 2.81%           --%         --%

Janus Aspen Mid Cap
Growth (5)
Units                                          84,402            --          --
Unit value                                     $10.71           $--         $--
Net assets                                   $903,798           $--         $--
Ratio of expenses to net assets*        0.75% - 1.00%           --%         --%
Investment income ratio**                       0.10%           --%         --%
Total return***                                 7.05%           --%         --%

Legg Mason Partners Variable
Aggressive Growth (3)
Units                                          57,467        37,808          --
Unit value                                     $10.04        $10.39         $--
Net assets                                   $576,705      $392,689         $--
Ratio of expenses to net assets*        0.75% - 1.00%         0.75%         --%
Investment income ratio**                         --%           --%         --%
Total return***                                 0.38%         3.86%         --%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                       2007          2006        2005
--------------------------------------------------------------------------------

Legg Mason Partners Variable
Global High Yield Bond (5)
Units                                             579            --          --
Unit value                                      $9.38           $--         $--
Net assets                                     $5,430           $--         $--
Ratio of expenses to net assets*        0.75% - 1.00%           --%         --%
Investment income ratio**                      14.07%           --%         --%
Total return***                               (6.23)%           --%         --%

Legg Mason Partners Variable
Small Cap Growth (3)
Units                                           1,601            --          --
Unit value                                     $10.54           $--         $--
Net assets                                    $16,885           $--         $--
Ratio of expenses to net assets*        0.75% - 1.00%           --%         --%
Investment income ratio**                         --%           --%         --%
Total return***                                 5.41%           --%         --%

MFS VIT Research
International (3)
Units                                          33,471         6,214          --
Unit value                                     $12.28        $11.34         $--
Net assets                                   $411,083       $70,499         $--
Ratio of expenses to net assets*        0.75% - 1.00%         0.75%         --%
Investment income ratio**                         --%         1.05%         --%
Total return***                                 8.28%        13.43%         --%

MFS VIT Total Return (3)
Units                                          73,845       107,817          --
Unit value                                     $10.65        $10.64         $--
Net assets                                   $786,459    $1,147,225         $--
Ratio of expenses to net assets*        0.75% - 1.00%         0.75%         --%
Investment income ratio**                       3.61%         0.31%         --%
Total return***                                 0.09%         6.40%         --%

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                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                       2007          2006        2005
--------------------------------------------------------------------------------

MFS VIT Utilities (3)
Units                                          52,456         6,589          --
Unit value                                     $15.15        $12.33         $--
Net assets                                   $794,607       $81,253         $--
Ratio of expenses to net assets*        0.75% - 1.00%         0.75%         --%
Investment income ratio**                       0.41%         0.58%         --%
Total return***                                22.84%        23.30%         --%

Mutual Discovery Securities (5)
Units                                          85,099            --          --
Unit value                                     $10.00           $--         $--
Net assets                                   $851,053           $--         $--
Ratio of expenses to net assets*        0.75% - 1.00%           --%         --%
Investment income ratio**                       0.05%           --%         --%
Total return***                               (0.04)%           --%         --%

Neuberger Berman AMT
Socially Responsive (4)
Units                                          19,820            95          --
Unit value                                     $16.83        $16.28         $--
Net assets                                   $333,587        $1,545         $--
Ratio of expenses to net assets*        0.75% - 1.00%         0.75%         --%
Investment income ratio**                       0.03%           --%         --%
Total return***                                 3.40%        62.78%         --%

Oppenheimer Core Bond
Fund/VA (5)
Units                                          38,736            --          --
Unit value                                      $9.98           $--         $--
Net assets                                   $386,519           $--         $--
Ratio of expenses to net assets*        0.75% - 1.00%           --%         --%
Investment income ratio**                         --%           --%         --%
Total return***                               (0.21)%           --%         --%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                       2007          2006        2005
--------------------------------------------------------------------------------

Oppenheimer Main Street Small
Cap/VA (2)
Units                                          20,865         7,371       2,969
Unit value                                     $17.28        $18.20      $16.48
Net assets                                   $360,614      $134,136     $48,922
Ratio of expenses to net assets*        0.75% - 1.00%         0.75%       0.75%
Investment income ratio**                       0.10%         0.01%         --%
Total return***                               (5.04)%        10.45%       8.85%

PIMCO VIT All Asset (1)
Units                                           3,070           330          --
Unit value                                     $12.49        $11.97      $11.87
Net assets                                    $38,332        $3,954         $--
Ratio of expenses to net assets*        0.75% - 1.00%         0.75%       0.75%
Investment income ratio**                      11.39%         4.94%         --%
Total return***                                 4.33%         0.81%         --%

PIMCO VIT
CommodityRealReturn
Strategy (3)
Units                                          11,367         3,812          --
Unit value                                     $12.09        $10.18         $--
Net assets                                   $137,441       $38,829         $--
Ratio of expenses to net assets*        0.75% - 1.00%         0.75%         --%
Investment income ratio**                       4.96%         5.65%         --%
Total return***                                18.71%         1.85%         --%

PIMCO VIT Emerging Markets
Bond (5)
Units                                           4,153            --          --
Unit value                                      $9.99           $--         $--
Net assets                                    $41,485           $--         $--
Ratio of expenses to net assets*        0.75% - 1.00%           --%         --%
Investment income ratio**                       0.69%           --%         --%
Total return***                               (0.08)%           --%         --%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                       2007          2006        2005
--------------------------------------------------------------------------------

PIMCO VIT Foreign Bond
(U.S. Dollar-Hedged) (3)
Units                                          65,199        47,964          --
Unit value                                      $9.94         $9.96         $--
Net assets                                   $648,493      $477,760         $--
Ratio of expenses to net assets*        0.75% - 1.00%         0.75%         --%
Investment income ratio**                       3.22%         1.38%         --%
Total return***                               (0.20)%       (0.37)%         --%

PIMCO VIT Low Duration (2)
Units                                          14,680        20,870       1,138
Unit value                                      $9.72         $9.40       $9.38
Net assets                                   $142,626      $195,934     $10,679
Ratio of expenses to net assets*        0.75% - 1.00%         0.75%       0.75%
Investment income ratio**                       5.60%         5.73%       3.73%
Total return***                                 3.40%         0.16%     (2.28)%

PIMCO VIT Real Return (2)
Units                                         154,493        57,766      17,518
Unit value                                     $11.09        $10.41      $10.72
Net assets                                 $1,713,619      $600,989    $187,892
Ratio of expenses to net assets*        0.75% - 1.00%         0.75%       0.75%
Investment income ratio**                       4.37%         6.80%       2.74%
Total return***                                 6.56%       (2.98)%     (0.97)%

PIMCO VIT Small Cap
StocksPLUS TR (5)
Units                                           1,132            --          --
Unit value                                      $9.42           $--         $--
Net assets                                    $10,665           $--         $--
Ratio of expenses to net assets*        0.75% - 1.00%           --%         --%
Investment income ratio**                       1.47%           --%         --%
Total return***                               (5.77)%           --%         --%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                       2007          2006        2005
--------------------------------------------------------------------------------

Royce Micro-Cap (3)
Units                                          31,001        11,950          --
Unit value                                     $10.75        $10.74         $--
Net assets                                   $333,295      $128,314         $--
Ratio of expenses to net assets*        0.75% - 1.00%         0.75%         --%
Investment income ratio**                       1.90%         0.17%         --%
Total return***                                 0.13%         7.39%         --%

RVT CLS AdvisorOne
Amerigo (3)
Units                                         204,544        72,828          --
Unit value                                     $11.51        $10.51         $--
Net assets                                 $2,355,496      $765,131         $--
Ratio of expenses to net assets*        0.75% - 1.00%         0.75%         --%
Investment income ratio**                       0.44%         0.18%         --%
Total return***                                 9.56%         5.07%         --%

RVT CLS AdvisorOne
Clermont (3)
Units                                          50,789        33,998          --
Unit value                                     $10.50        $10.27         $--
Net assets                                   $533,514      $349,152         $--
Ratio of expenses to net assets*        0.75% - 1.00%         0.75%         --%
Investment income ratio**                       2.33%         4.03%         --%
Total return***                                 2.30%         2.68%         --%

Rydex VT EP Aggressive (5)
Units                                          31,164            --          --
Unit value                                      $9.84           $--         $--
Net assets                                   $306,616           $--         $--
Ratio of expenses to net assets*        0.75% - 1.00%           --%         --%
Investment income ratio**                       5.87%           --%         --%
Total return***                               (1.63)%           --%         --%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                       2007          2006        2005
--------------------------------------------------------------------------------

Rydex VT EP Conservative (5)
Units                                          10,928             -           -
Unit value                                      $9.94            $-          $-
Net assets                                   $108,613            $-          $-
Ratio of expenses to net assets*        0.75% - 1.00%            -%          -%
Investment income ratio**                       0.88%            -%          -%
Total return***                               (0.63)%            -%          -%

Rydex VT EP Moderate (5)
Units                                          51,212             -           -
Unit value                                      $9.85            $-          $-
Net assets                                   $504,319            $-          $-
Ratio of expenses to net assets*        0.75% - 1.00%            -%          -%
Investment income ratio**                       3.76%            -%          -%
Total return***                               (1.52)%            -%          -%

Rydex VT Hedged Equity (5)
Units                                           2,660             -           -
Unit value                                      $9.67            $-          $-
Net assets                                    $25,712            $-          $-
Ratio of expenses to net assets*        0.75% - 1.00%            -%          -%
Investment income ratio**                       9.25%            -%          -%
Total return***                               (3.33)%            -%          -%

Rydex VT Multi-Cap Core Equity (5)
Units                                           2,298             -           -
Unit value                                      $8.69            $-          $-
Net assets                                    $19,961            $-          $-
Ratio of expenses to net assets*        0.75% - 1.00%            -%          -%
Investment income ratio**                       1.29%            -%          -%
Total return***                              (13.15)%            -%          -%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                       2007          2006        2005
--------------------------------------------------------------------------------

Rydex VT Sector Rotation (2)
Units                                          27,459         9,645         833
Unit value                                     $18.13        $15.34      $14.30
Net assets                                   $497,967      $147,958     $11,915
Ratio of expenses to net assets*        0.75% - 1.00%         0.75%       0.75%
Investment income ratio**                          -%            -%          -%
Total return***                                18.20%         7.30%      13.75%

SBL Alpha Opportunity (2)
Units                                          23,641         6,984       3,310
Unit value                                     $16.00        $14.06      $12.90
Net assets                                   $378,390       $98,205     $42,697
Ratio of expenses to net assets*        0.75% - 1.00%         0.75%       0.75%
Investment income ratio**                          -%            -%          -%
Total return***                                13.83%         8.97%       4.81%

SBL Diversified Income (2)
Units                                          67,393        38,219      26,838
Unit value                                     $11.08        $11.17      $11.18
Net assets                                   $746,351      $427,129    $299,939
Ratio of expenses to net assets*        0.75% - 1.00%         0.75%       0.75%
Investment income ratio**                          -%            -%          -%
Total return***                               (0.88)%       (0.02)%     (2.13)%

SBL Enhanced Index (2)
Units                                          82,364        90,051      43,357
Unit value                                      $7.73         $7.95       $7.14
Net assets                                   $636,547      $715,766    $309,578
Ratio of expenses to net assets*        0.75% - 1.00%         0.75%       0.75%
Investment income ratio**                          -%            -%          -%
Total return***                               (2.74)%        11.31%       3.33%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                       2007          2006        2005
--------------------------------------------------------------------------------

SBL Equity (1)
Units                                           9,677           869           -
Unit value                                      $6.55         $7.15       $6.58
Net assets                                    $63,389        $6,222          $-
Ratio of expenses to net assets*        0.75% - 1.00%         0.75%       0.75%
Investment income ratio**                          -%            -%          -%
Total return***                               (8.40)%         8.74%          -%

SBL Equity Income (2)
Units                                          74,392        35,472      26,024
Unit value                                     $13.65        $13.78      $12.04
Net assets                                 $1,015,043      $488,851    $313,320
Ratio of expenses to net assets*        0.75% - 1.00%         0.75%       0.75%
Investment income ratio**                          -%            -%          -%
Total return***                               (0.99)%        14.46%       1.53%

SBL Global (2)
Units                                         203,880        98,194      14,218
Unit value                                     $11.97        $11.41      $10.10
Net assets                                 $2,439,745    $1,120,814    $143,618
Ratio of expenses to net assets*        0.75% - 1.00%         0.75%       0.75%
Investment income ratio**                          -%            -%          -%
Total return***                                 4.85%        13.04%      14.09%

SBL High Yield (2)
Units                                          62,264        31,608       2,395
Unit value                                     $23.61        $24.02      $22.43
Net assets                                 $1,470,332      $759,303     $53,734
Ratio of expenses to net assets*        0.75% - 1.00%         0.75%       0.75%
Investment income ratio**                          -%            -%          -%
Total return***                               (1.69)%         7.09%       0.23%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                       2007          2006        2005
--------------------------------------------------------------------------------

SBL Large Cap Value (2)
Units                                         154,507        10,643          75
Unit value                                     $11.10        $10.89       $9.27
Net assets                                 $1,715,025      $115,950        $691
Ratio of expenses to net assets*        0.75% - 1.00%         0.75%       0.75%
Investment income ratio**                          -%            -%          -%
Total return***                                 1.92%        17.51%       7.89%

SBL Managed Asset Allocation (2)
Units                                          42,828        17,304       9,105
Unit value                                     $10.72        $10.50       $9.73
Net assets                                   $459,381      $181,729     $88,536
Ratio of expenses to net assets*        0.75% - 1.00%         0.75%       0.75%
Investment income ratio**                          -%            -%          -%
Total return***                                 2.12%         7.97%       1.96%

SBL Mid Cap Growth (2)
Units                                          85,784        69,807      34,459
Unit value                                      $8.19         $9.50       $9.40
Net assets                                   $703,195      $663,501    $323,828
Ratio of expenses to net assets*        0.75% - 1.00%         0.75%       0.75%
Investment income ratio**                          -%            -%          -%
Total return***                              (13.75)%         1.09%       9.67%

SBL Mid Cap Value (2)
Units                                          88,828        67,025      25,530
Unit value                                     $22.17        $22.61      $20.47
Net assets                                 $1,969,564    $1,515,112    $522,485
Ratio of expenses to net assets*        0.75% - 1.00%         0.75%       0.75%
Investment income ratio**                          -%            -%          -%
Total return***                               (1.91)%        10.45%      15.63%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                       2007          2006        2005
--------------------------------------------------------------------------------

SBL Money Market (1)
Units                                         473,826        72,011           -
Unit value                                      $9.30         $9.23       $9.17
Net assets                                 $4,408,834      $664,435          $-
Ratio of expenses to net assets*        0.75% - 1.00%         0.75%       0.75%
Investment income ratio**                          -%            -%          -%
Total return***                                 0.85%         0.58%          -%

SBL Select 25 (2)
Units                                          60,397        51,367       2,595
Unit value                                      $6.48         $7.18       $6.93
Net assets                                   $391,550      $368,648     $17,973
Ratio of expenses to net assets*        0.75% - 1.00%         0.75%       0.75%
Investment income ratio**                          -%            -%          -%
Total return***                               (9.65)%         3.59%      10.15%

SBL Small Cap Growth (1)
Units                                          25,508        13,065           -
Unit value                                      $6.93         $6.81       $6.73
Net assets                                   $176,734       $89,032          $-
Ratio of expenses to net assets*        0.75% - 1.00%         0.75%       0.75%
Investment income ratio**                          -%            -%          -%
Total return***                                 1.70%         1.27%          -%

SBL Small Cap Value (2)
Units                                          17,018         5,014         200
Unit value                                     $23.77        $22.39      $20.49
Net assets                                   $404,503      $112,272      $4,099
Ratio of expenses to net assets*        0.75% - 1.00%         0.75%       0.75%
Investment income ratio**                          -%            -%          -%
Total return***                                 6.17%         9.24%      12.73%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                       2007          2006        2005
--------------------------------------------------------------------------------

Van Kampen LIT Comstock (3)
Units                                          12,402            51           -
Unit value                                     $10.29        $10.94          $-
Net assets                                   $127,592          $561          $-
Ratio of expenses to net assets*        0.75% - 1.00%         0.75%          -%
Investment income ratio**                       0.01%            -%          -%
Total return***                               (5.94)%         9.38%          -%

Van Kampen LIT Government (3)
Units                                         188,194        95,191           -
Unit value                                     $10.36        $10.05          $-
Net assets                                 $1,949,157      $956,477          $-
Ratio of expenses to net assets*        0.75% - 1.00%         0.75%          -%
Investment income ratio**                       3.76%            -%          -%
Total return***                                 3.07%         0.48%          -%

Van Kampen UIF Emerging
Markets Equity (5)
Units                                          12,200             -           -
Unit value                                     $12.68            $-          $-
Net assets                                   $154,604            $-          $-
Ratio of expenses to net assets*        0.75% - 1.00%            -%          -%
Investment income ratio**                       0.13%            -%          -%
Total return***                                26.77%            -%          -%

Van Kampen UIF Equity and
Income (3)
Units                                          22,006         5,685           -
Unit value                                     $10.68        $10.73          $-
Net assets                                   $234,955       $60,968          $-
Ratio of expenses to net assets*        0.75% - 1.00%         0.75%          -%
Investment income ratio**                       2.01%         0.30%          -%
Total return***                               (0.46)%         7.26%          -%

                          Variable Annuity Account B -
                     SecureDesigns Variable Annuity Account

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

* These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(1) Unit value information is calculated on a daily basis, regardless of whether or not the subaccount has contract owners.

(2)   For the period from February 1, 2005 (inception date) to December 31,
      2005.

(3)   For the period from March 10, 2006 (inception date) to December 31, 2006.

(4)   For the period from April 27, 2006 (inception date) to December 31, 2006.

(5)   For the period from May 1, 2007 (inception date) to December 31, 2007.

5. Subsequent Event

On June 28, 2007, SBC and SBL entered into a purchase agreement to acquire 100% of the outstanding capital stock of Rydex Holdings, Inc., the parent of Rydex Investments who serves as subadvisor to the Rydex funds. The transaction was effective and closed on January 17, 2008.

                                     PART C
                                OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements

          The following financial statements are included in Part B of this Registration Statement: (1) the audited financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007; and (2) the audited financial statements of Variable Annuity Account B - SecureDesigns Variable Annuity at December 31, 2007, and for each the specified periods ended December 31, 2007, or portions of such periods as disclosed in the financial statements.

     (b)  Exhibits

          (1) Certified Resolution of the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York authorizing establishment of the Separate Account(e)

          (2)  Not Applicable

          (3)  (a)  Distribution Agreement(c)

                    (i)  Amendments Nos. 1 and 2(p)

               (b)  Marketing Organization Agreement(e)

                    (i) Amendment to Marketing Organization Agreement - Anti-Money Laundering Requirement(p)

               (c)  Commission Schedule(j)

               (d)  Third Party Sales Agreement(i)

          (4)  (a)  Individual Contract (Form FSB236 1-05)(f)

               (b)  Individual Contract - Unisex (Form FSB236 1-05U)(f)

               (c)  Alternate Withdrawal Charge Rider (Form FSB223 5-04)(e)

               (d)  IRA Endorsement (Form FSB203 5-04)(e)

               (e)  Roth IRA Endorsement (Form FSB206 5-04)(e)

               (f)  Guaranteed Minimum Income Benefit Rider (Form FSB240
                    5-04)(e)

               (g) Guaranteed Minimum Withdrawal Benefit Rider (Form FSB241 5-04)(e)

               (h)  Annual Stepped Up Death Benefit Rider (Form FSB218 10-01)(b)

               (i)  Credit Enhancement Rider (Form FSB222 7-02)(c)

               (j)  Asset Allocation Rider (Form FSB225 10-01)(b)

               (k)  Dollar Cost Averaging Rider (Form FSB226 10-01)(b)

               (l)  Bonus Credit Endorsement (Form FSB238 7-02)(d)

               (m)  Disability Rider (Form FSB220 10-01)(b)

               (n)  Tax Sheltered Annuity Endorsement (Form FSB202 R2-97)(a)

               (o)  Loan Endorsement (Form FSB221 10-01)(e)

          (5)  (a)  Individual Application (Form FSB237 (5-06))(n)

               (b)  Application Supplement (Form FSB237 SUPP A (3-06))(n)

               (c)  Application Supplement (Form FSB237 SUPP B (2506)) (n)

          (6) (a) Declaration and Certificate of Incorporation of First Security Benefit Life Insurance and Annuity Company of New York(h)

               (b) Bylaws of First Security Benefit Life Insurance and Annuity Company of New York(h)

                    (i) Amended & Restated Article IX of First Security Benefit Life Insurance and Annuity Company of New York's Bylaws

          (7)  Automatic Reinsurance Agreement(i)

          (8)  (a)  Participation Agreement - AIM(i)

                    (i)  Amendments Nos. 1 and 2 to Participation Agreement (i)

                    (ii) Amendments No. 3 to Participation Agreement (k)

               (b)  Participation Agreement - American Century

               (c)  Participation Agreement - Dreyfus(f)

                    (i)  Amendments No. 1 Participation Agreement (k)

               (d)  Participation Agreement - Legg Mason(m)

                    (i)  Amendments No. 1 Participation Agreement(n)

               (e)  Participation Agreement - MFS(j)

               (f)  Participation Agreement - Neuberger Berman(i)

                    (i)  Amendments Nos. 1 and 2 to Participation Agreement (i)

               (g)  Participation Agreement - Oppenheimer(o)

               (h)  Participation Agreement - PIMCO(f)

                    (i)  Amendments No. 1 to Participation Agreement (f)

                    (ii) Amendments Nos. 2 and 3 to Participation Agreement (k)

               (i)  Participation Agreement - Potomac(j)

                    (i)  Amendments Nos. 1 and 2 to Participation Agreement (k)

               (j)  Participation Agreement - Rydex(i)

                    (i) Amendments Nos. 1, 2,3, and 4 to Participation Agreement (i)

                    (ii) Amendments No. 5 to Participation Agreement (k)

               (k)  Participation Agreement - Van Kampen LIT (j)

               (l)  Participation Agreement - Van Kampen UIF (Morgan Stanley)
                    (j)

               (m)  Information Sharing Agreement - AIM(m)

               (n)  Information Sharing Agreement - American Century(m)

               (o)  Information Sharing Agreement - Dreyfus(m)

               (p)  Information Sharing Agreement - Janus(n)

               (q)  Information Sharing Agreement - Legg Mason(m)

               (r)  Information Sharing Agreement - MFS(m)

               (s)  Information Sharing Agreement - Neuberger Berman(m)

               (t)  Information Sharing Agreement - Oppenheimer(m)

               (u)  Information Sharing Agreement - PIMCO(m)

               (v)  Information Sharing Agreement - Royce(m)

               (w)  Information Sharing Agreement - Rydex(m)

               (x)  Information Sharing Agreement - FSBL(n)

               (y)  Information Sharing Agreement - Van Kampen(m)

               (z)  Paricipation Agreement - Janus Aspen

               (aa) Participation Agreement - Templeton Distributors

               (ab) Participation Agreement - Northern Lights

          (9)  Opinion of Counsel(f)

          (10) Consent of Independent Registered Public Accounting Firm

          (11) Not Applicable

          (12) Not Applicable

          (13) Powers of Attorney of Wayne S. Diviney, Kris A. Robbins, Stephen
               R. Herbert, Stephen A. Crane, Thomas A. Swank, J. Michael Keefer, Richard M. Goldman and David J. Keith.

(a) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33-83240 (filed April 30, 1998).

(b) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed May 28, 2002).

(c) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed July 19, 2002).

(d) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed February 28, 2003).

(e) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-118136 (filed August 11, 2004).

(f) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed November 18, 2004).

(g) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 29, 2005).

(h) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-83240 (filed April 28, 2006).

(i) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 28, 2006).

(j) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 28, 2006).

(k) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 13, 2007).

(l) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007).

(m) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007).

(n) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 27, 2007).

(o) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-118136 (filed April 28, 2008).

(p) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 13, 2007).

Item 25. Directors and Officers of the Depositor

-----------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS ADDRESS          POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------------------------------------------------------------------------
Kris A. Robbins*                             Chairman of the Board, CEO, and Director
-----------------------------------------------------------------------------------------------------
Peggy S. Avey                                Assistant Vice President, Chief Administrative
70 West Red Oak Lane-4th Floor               Officer, and Assistant Secretary
White Plains, New York 10604
-----------------------------------------------------------------------------------------------------
Thomas A. Swank*                             President and Director
-----------------------------------------------------------------------------------------------------
Christopher L. Phalen*                       Chief Investment Officer- Fixed Income
-----------------------------------------------------------------------------------------------------
J. Michael Keefer*                           Vice President,
                                             General Counsel,
                                             Secretary,
                                             and Director
-----------------------------------------------------------------------------------------------------
Richard M. Goldman                           Director
Connecticut Business Center
6 Landmark Square #471
Stamford, CT 06901-2704
-----------------------------------------------------------------------------------------------------
David. J. Keith* Director
-----------------------------------------------------------------------------------------------------
Wayne S. Diviney                             Director
9496 Bay Front Drive
Norfolk, VA 23518
-----------------------------------------------------------------------------------------------------
Stephen A. Crane                             Director
480 Park Avenue
New York, NY 10022
-----------------------------------------------------------------------------------------------------
Stephen R. Herbert                           Director
1100 Summer Street
Stamford, CT 06905
-----------------------------------------------------------------------------------------------------
Katherine P. White                           Director
1035 5th Avenue, Apt. 14D
New York, NY 10028
-----------------------------------------------------------------------------------------------------
J. Timothy Gaule*                            Valuation Actuary
-----------------------------------------------------------------------------------------------------
Jeanne R. Slusher*                           Assistant Vice President and Auditor
-----------------------------------------------------------------------------------------------------
Rui Guo*                                     Product Development Actuary
-----------------------------------------------------------------------------------------------------
Amy J. Lee*                                  Associate General Counsel
-----------------------------------------------------------------------------------------------------
Thomas R. Kaehr*                             Controller & Treasurer
-----------------------------------------------------------------------------------------------------
Christopher D. Swickard*                     Assistant General Counsel
-----------------------------------------------------------------------------------------------------
Carmen R. Hill*                              Chief Compliance Officer
-----------------------------------------------------------------------------------------------------
*Located at One Security Benefit Place, Topeka, Kansas 66636.
-----------------------------------------------------------------------------------------------------


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

          The Depositor, First Security Benefit Life Insurance and Annuity Company of New York, is wholly owned by Security Benefit Corporation, which is wholly owned by Security Benefit Mutual Holding Company (SBMHC). As of December 31, 2007, no one person holds more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of First Security Benefit Life Insurance and Annuity Company of New York.

          The following chart indicates the persons controlled by or under common control with Variable Annuity Account B or First Security Benefit Life Insurance and Annuity Company of New York:

          ------------------------------------------------------------------------------------------------------
                                  NAME                                                  PERCENT OF VOTING
                                                                                         SECURITIES OWNED
                                                                 JURISDICTION OF             BY SBMHC
                                                                  INCORPORATION      (DIRECTLY OR INDIRECTLY)
          ------------------------------------------------------------------------------------------------------
          Security Benefit Mutual Holding Company (Holding     Kansas              ---
          Company)
          ------------------------------------------------------------------------------------------------------
          Security Benefit Corporation (Holding Company)       Kansas              100%
          ------------------------------------------------------------------------------------------------------
          Security Benefit Life Insurance Company (Stock Life
          Insurance Company)                                   Kansas              100%
          ------------------------------------------------------------------------------------------------------
          Security Investors, LLC (Investment Adviser)         Kansas              100%
          ------------------------------------------------------------------------------------------------------
          Security Distributors, Inc. (Broker/Dealer,
          Principal Underwriter of Mutual Funds)               Kansas              100%
          ------------------------------------------------------------------------------------------------------
          se2, inc. (Third Party Administrator)                Kansas              100%
          ------------------------------------------------------------------------------------------------------
          Security Benefit Academy, Inc. (Daycare Company)     Kansas              100%
          ------------------------------------------------------------------------------------------------------
          Security Financial Resources, Inc.
          (Financial Services)                                 Kansas              100%
          ------------------------------------------------------------------------------------------------------
          Security Financial Resources Collective
          Investments, LLC (Private Fund)                      Delaware            100%
          ------------------------------------------------------------------------------------------------------
          First Security Benefit Life Insurance and Annuity
          Company of New York
          (Stock Life Insurance Company)                       New York            100%
          ------------------------------------------------------------------------------------------------------
          Brecek & Young Advisors, Inc.                        California          100%
          ------------------------------------------------------------------------------------------------------
          Brecek & Young Financial Services Group of Montana,
          Inc.                                                 Montana             100%
          ------------------------------------------------------------------------------------------------------
          Brecek & Young Financial Group Insurance Agency of
          Texas, Inc.                                          Texas               100%
          ------------------------------------------------------------------------------------------------------
          Security Global Investors, LLC (Investment Adviser)  Kansas              100%
          ------------------------------------------------------------------------------------------------------


          ------------------------------------------------------------------------------------------------------
          Rydex Holdings, LLC (Kansas Holding Company)         Kansas              100%
          ------------------------------------------------------------------------------------------------------
          Rydex Distributors, Inc. (Broker-Dealer/Underwriter) Maryland            100%
          ------------------------------------------------------------------------------------------------------
          Padco Advisors, Inc. (Investment Adviser)            Maryland            100%
          ------------------------------------------------------------------------------------------------------
          Padco Advisor II, Inc. (Investment Adviser)          Maryland            100%
          ------------------------------------------------------------------------------------------------------
          Rydex Fund Services, Inc.                            Maryland            100%
          ------------------------------------------------------------------------------------------------------
          Advisor Research Center, Inc.                        Maryland            100%
          ------------------------------------------------------------------------------------------------------
          Rydex Advisory Services, LLC                         Maryland            100%
          ------------------------------------------------------------------------------------------------------
          Rydex Specialized Products, LLC                      Maryland            100%
          ------------------------------------------------------------------------------------------------------


          First Security Benefit Life Insurance and Annuity Company of New York is also the depositor of the following separate accounts: T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York and Variable Annuity Account A.

Item 27.  Number of Contracts

          As of February 29, 2008, there were 212 Qualified Contracts and 163 Non-Qualified Contracts issued under Variable Annuity Account B.

Item 28.  Indemnification

          Article IX, Section 1(a) of the By-laws of First Security Benefit Life Insurance and Annuity Company of New York includes the following provision:

          The Corporation shall indemnify to the fullest extent now or hereafter provided for or permitted by law each person involved in, or made or threatened to be made a party to, any action suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the Corporation or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the Corporation, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the Corporation, or (ii) is or was serving, at the request of the Corporation, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided in Subsection (b) below.

          Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

   (a)(1) Security Distributors, Inc. ("SDI") acts as principal underwriter of the Contracts issued under Variable Annuity Account B, which includes SecureDesigns Variable Annuity and AdvanceDesigns Variable Annuity.

   (a)(2) SDI also acts as principal underwriter for:

          Variable Annuity Account A (AdvisorDesigns Variable Annuity) Variable Annuity Account A (EliteDesigns Variable Annuity)

   (a)(3) In addition, SDI acts as principal underwriter for the following separate accounts of Security Benefit Life Insurance Company:

          SBL Variable Annuity Account I
          SBL Variable Annuity Account III
          SBL Variable Annuity Account IV
          Security Varilife Separate Account (Security Elite Benefit)
          Security Varilife Separate Account (Security Varilife)
          SBL Variable Life Insurance Account (Varilife)
          Variable Annuity Account IX
          Account XVI
          Parkstone Advantage Variable Annuity
          Variflex Separate Account (Variflex)
          Variflex Separate Account (Variflex ES)
          Variable Annuity Account VIII (Variflex Extra Credit)
          Variable Annuity Account VIII (Variflex LS)
          Variable Annuity Account VIII (Variflex Signature)
          Variable Annuity Account XI (Scarborough Advantage Variable Annuity) SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity) SBL Variable Annuity Account XIV (AEA Variable Annuity)
          SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity) SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
          SBL Variable Annuity Account XIV (NEA Valuebuilder)
          SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income
            Director Variable Annuity)
          SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity) SBL Variable Annuity Account XIV (Security Benefit Advisor Variable
            Annuity)

          SBL Variable Annuity Account XVII (Classic Strategies Variable
            Annuity)
          SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)

   (a)(4) SDI acts as principal underwriter for the following funds:

          Security Equity Fund
          Security Income Fund
          Security Large Cap Value Fund
          Security Mid Cap Growth Fund
          SBL Fund
          Security Financial Resources Collective Investments, LLC



   (a)(5) SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

          Nationwide Multi-Flex Variable Account
          Nationwide Variable Account 9



     (b)  Name and Principal                          Position and Offices
          Business Address*                             with Underwriter
          ------------------                          --------------------

          Mark J. Carr                             President and Director

          James R. Schmank                         Vice President and Director

          Thomas R. Kaehr                          Treasurer

          Brenda M. Harwood                        Vice President, Assistant Treasurer and Director

          Amy J. Lee                               Secretary and Chief Compliance Officer

          Christopher D. Swickard                  Assistant Secretary

          Carmen R. Hill                           Assistant Vice President

          Richard M. Goldman                       Director
          (Connecticut Business Center
          6 Landmark Square #471
          Stamford, CT 06901-2704)

          Dale W. Martin, Jr.                      Director


     *For all persons listed, except as listed above, the principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001

     (c) Give the following information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

          --------------------------------------------------------------------------------------------
(c)                 (1)                     (2)                     (3)                  (4)
                  NAME OF             NET UNDERWRITING
                 PRINCIPAL             DISCOUNTS AND            COMPENSATION          BROKERAGE
                UNDERWRITER             COMMISSIONS            ON REDEMPTION         COMMISSIONS
          --------------------------------------------------------------------------------------------
          Security Distributors,      $1,358,010.40(1)         $15,535.04(2)              $0
                   Inc.
          --------------------------------------------------------------------------------------------


          *FSBL pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by SBL to support SDI's ongoing operations

          1 FSBL pays commissions to selling broker-dealers through SDI. This is the amount paid to SDI in connection with all Contracts sold through the Separate Account. SDI passes through to the selling broker-dealers all such amounts.

          2 A contingent deferred sales charge may be assessed on a full or partial withdrawal from the Contract. This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the Separate Account, all of which is passed through to FSBL.
          ----------------------------------------------------------------------



Item 30.  Location of Accounts and Records

          All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by First Security Benefit Life Insurance and Annuity Company of New York at its home office - 70 West Red Oak Lane, 4th Floor, White Plains, New York 10604, and at its administrative office - One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.  Management Services

          All management contracts are discussed in Part A or Part B.

Item 32.  Undertakings

          (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Contract may be accepted.

          (b) Registrant undertakes that it will provide, as part of the Application to purchase the Contract, a space that the applicant can check to receive a copy of the Statement of Additional Information.

          (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to First Security Benefit Life Insurance and Annuity Company of New York at the address or phone number listed in the prospectus.

          (d) Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

          (e) Depositor represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

                                   SIGNATURES
                                   ----------

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meet the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 28th day of April 2008.

                              SIGNATURES AND TITLES
                              ---------------------

Kris A. Robbins, Chairman of the Board,     FIRST SECURITY BENEFIT LIFE
Chief Executive Officer, and Director       INSURANCE AND ANNUITY COMPANY OF NEW
                                            YORK (THE DEPOSITOR)

                                     By:     /s/ KRIS A. ROBBINS
Thomas A. Swank                              ------------------------------------------------------------------
President and Director                       Kris A. Robbins, Chairman of the Board, Chief Executive Officer,
                                             and Director as Attorney-in-Fact for the Officers and Directors
                                             Whose Names Appear Opposite
J. Michael Keefer
Vice President, General Counsel,     VARIABLE ANNUITY ACCOUNT B
Secretary, and Director              (THE REGISTRANT)


Wayne S. Diviney                     By:     FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW
Director                                     YORK (THE DEPOSITOR)

                                     By:     /s/ KRIS A. ROBBINS
Stephen A. Crane                             ------------------------------------------------------------------
Director                                     Kris A. Robbins, Chairman of the Board, Chief Executive Officer,
                                             and Director

Stephen R. Herbert
Director                             By:     /s/ THOMAS R. KAEHR
                                             ------------------------------------------------------------------
                                                     Thomas R. Kaehr, Controller and Treasurer (chief
David J. Keith                                       accounting officer and chief financial officer)
Director
                                     (ATTEST):        /s/ J. MICHAEL KEEFER
Richard M. Goldman                                    ---------------------------------------------------------
Director                                              J. Michael Keefer, Vice President,
                                                      General Counsel, Secretary, and Director

                                     Date:  April 28, 2008



                                  EXHIBIT INDEX


  (1)    None

  (2)    None

  (3)    (a) None
         (b) None
         (c) None
         (d) None

  (4)    (a)    None
         (b)    None
         (c)    None
         (d)    None
         (e)    None
         (f)    None
         (g)    None
         (h)    None
         (i)    None
         (j)    None
         (k)    None
         (l)    None
         (m)    None

  (5)    (a)    None
         (b)    None
         (c)    None

  (6)    (a)    None
         (b)    None
                (i)    Amended & Restated Article IX of First Security
                       Benefit Life Insurance and Annuity Company of New York's Bylaws.

  (7)    None

  (8)    (a)    None
         (b)    American Century Participation Agreement
         (c)    None
         (d)    None
         (e)    None
         (f)    None
         (g)    None
         (h)    None
         (i)    None
         (j)    None
         (k)    None
         (l)    None
         (m)    None

         (n)    None
         (o)    None
         (p)    None
         (q)    None
         (r)    None
         (s)    None
         (t)    None
         (u)    None
         (v)    None
         (w)    None
         (x)    None
         (y)    None
         (z)    Janus Aspen Participation Agreement
         (aa)   Templeton Distributors Participation Agreement
         (ab)   Northern Lights Participation Agreement

  (9)    None

  (10)   Consent of Independent Registered Public Accounting Firm

  (11)   None

  (12)   None

  (13) Powers of Attorney of Wayne S. Diviney, Kris A. Robbins, Stephen R. Herbert, Stephen A. Crane, Thomas A. Swank, J. Michael Keefer, Richard
         M. Goldman and David J. Keith.